COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.3

Exception Grades
Run Date - 7/3/2025 10:26:37 AM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Mapped ID	Deal ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	XXXX	4350114583	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Reviewer Comment (2024-06-06): Lender elects to waive exception.

Seller Comment (2024-06-04): per XXXX at XXXX- XXXXis good to fund so please ask XXXX to waive the exception (see attached)

Seller Comment (2024-05-23): This is a EV2 rating, we will accept the rating

Reviewer Comment (2024-04-30): Exception downgraded to EV2.

Seller Comment (2024-04-26): The Combined FinalSettlement Statement is the only document we have to provide to show the break down of the fees paid by the buyer and seller.  There is no separate seller Cd for this loan.

Reviewer Comment (2024-04-25): XXXX has discussed this specific issue with outside counsel in the past.  We note that XXXX [Escrow Account on page XXXX] basically refers to XXXX [Section XXXX on page XXXX of CD]. In XXXX, the only total that is referenced is the borrower-paid total. Further, it makes sense that the XXXX disclosure in the CD matches up with the borrower-paid total because we note that the XXXX disclosure states "A cushion for the escrow account you [i.e., the borrower] pay for at closing." To permit a total that is both borrower- and non-borrower paid would appear misleading since that would then not be the amount that "you [i.e., the borrower]" is paying.  The exception is graded as an EV2 instead of an EV3 given the instructions in the CFPB Small Entity Compliance Guide.

Seller Comment (2024-04-23): Disagree - The initial escrow payment is being paid by the buyer and seller.  See attached Settlement Statement.
																						06/06/2024	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114583	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least XXXX business days prior to consummation	Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least XXXX business days prior to consummation				Reviewer Comment (2024-04-29): XXXX received e-receipt of initial CD. Seller Comment (2024-04-26): See attached e-Sign disclosure provided by correspondent.	04/29/2024			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	A	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114584	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final XXXX		Final XXXX provided does not have XXXX year work history filled out.				Reviewer Comment (2024-04-01): As per the guidelines the employment information section of the loan application is not required to be filled out for the XXXX product, exception cleared. Seller Comment (2024-03-29): (Rate Lock) XXXX provided	04/01/2024			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114586	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution signed by all members is missing from the loan file.				Reviewer Comment (2024-09-30): Operating agreement associated as Corporate Resolution. Exception cleared. Seller Comment (2024-09-28): (Rate Lock) OA provided	09/30/2024			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114586	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan is a cash out refinance and property was listed for sale in the past 6 months which is ineligible pre guidelines. Property was listed on 06/24/2024 and cancelled on 08/15/2024.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing history.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2024-09-27): Lender exception with compensating factors.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114586	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	The Certificate of Foreign Qualification for the state of Florida is missing from the loan file.	Reviewer Comment (2024-12-11): Received Certificate of Foreign Qualification for the state of Florida. Verified and updated details. Exception Cleared.

Seller Comment (2024-12-09): (Rate Lock) Doc provided

Reviewer Comment (2024-11-11): Provided document is not a certificate of Foreign Qualification for the state of Florida, however required Certificate of Foreign Qualification for the state of Florida. Exception Remains.

Seller Comment (2024-11-08): (Rate Lock) Proof LLC owns another property and operates in the state of FL

Reviewer Comment (2024-10-30): Borrower operates his business in TX states. The Certificate of Foreign Qualification for the state of Florida is required. Exception Remains.

Seller Comment (2024-10-28): (Rate Lock) This is an investment property - borrower does not need to prove he can do business in FL

Reviewer Comment (2024-09-30): Borrower operates his business in TX states. Required the Certificate of Foreign Qualification stating authorized to conduct business in Florida state. Exception Remains.

Seller Comment (2024-09-28): (Rate Lock) Disregard previous comment.

Seller Comment (2024-09-28): (Rate Lock) This is not needed as the LLC is a FL company and the property is in FL.
																				12/11/2024			1	C	A	C	A	C	A	C	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114586	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.						Reviewer Comment (2024-10-29): Inspection provided.	10/29/2024			1		A		A		A		A		A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114586	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.	Disaster Name: ___; Disaster Declaration Date: ___; Most Recent Disaster End Date: ___	Inspection report reflects damage with a cost of $75,500in repair costs.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing history.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-07-02): Client elected to waive the exception with compensating factors. Reviewer Comment (2025-06-26): TLSt getting photos of repairs. Able to accept with time stamped pictures and attestation of repairs complete/no damage or full PDI. Reviewer Comment (2025-01-17): EXCEPTION HISTORY - Exception Explanation was updated on 01/17/2025 PRIOR Exception Explanation: Disaster Name: HURRICANE MILTON; Disaster Declaration Date: 10/11/2024; Most Recent Disaster End Date:			07/02/2025	2		B		B		B		B		B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114586	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area and no post disaster inspection report was provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing history.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-07-02): Client elected to waive the exception with compensating factors. Reviewer Comment (2025-06-26): TLSt getting photos of repairs. Able to accept with time stamped pictures and attestation of repairs complete/no damage or full PDI.			07/02/2025	2		B		B		B		B		B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114587	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-22): Sufficient Cure Provided At Closing		11/22/2024		1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114587	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines do not allow the use of the Appraisal waiver for the XXXX day timing requirement, however, a signed waiver was located in the file and evidence of receipt was not provided.				Reviewer Comment (2024-12-12): Appraisal provided within XXXX days of closing. Seller Comment (2024-11-29): appraisal valuation tracking provided please review	12/12/2024			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114587	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least XXXX (XXXX) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of earlier receipt missing from file.				Reviewer Comment (2024-12-11): Appraisal waiver in file. Exception cleared Seller Comment (2024-12-09): CDA provided please review Reviewer Comment (2024-12-02): Exception remains. Proof of CDA report (Desk Review) received by borrower is missing in file. Seller Comment (2024-11-29): appraisal valuation tracking and loan summary report provided provided please review	12/11/2024			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114587	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Only XXXX month bank statement provided for XXXX personal acct #XXXX when guidelines require XXXX months and assets needed to meet reserve requirements.	Reviewer Comment (2025-03-13): Additional asset statements provided. System Cleared.

Reviewer Comment (2025-01-03): POCs are always included in documenting cash to close and reserves.  If evidence of source of POC available, please provided.

Seller Comment (2024-12-17): Can this be escalated?   It's an issue of being short assets, however the auditor is including POCs (appraisal, final inspection and hazard insurance) in the cash to close, which is not generally how cash to close is calculated. Additionally, shortage using their calculation is $XXXX, less than XXXX% of verified assets and XXXX% of monthly income.

Reviewer Comment (2024-12-12): Account needed. Without account #XXXX borrower short reserves. POC+CTC=$XXXX+ $XXXX(reserves) = $XXXXtotal required. Borrower only has $XXXXwithout this account.

Reviewer Comment (2024-12-12): Account needed. Without account #XXXXborrower short reserves.

Reviewer Comment (2024-12-12): Account not being used. Cleared.

Reviewer Comment (2024-12-02): Exception remains - If we are not using the available account balance for the XXXX account ending #XXXX, in this case we are not meeting the reserve requirement for XXXX months. As per this we are able to verify XXXX months reserves.

Seller Comment (2024-11-29): Do not concur.  XXXXaccount wasn't used - XXXX business account was used for cash to close and reserves.  Please see attached statements, CPA letter and cash flow, all from file.

Seller Comment (2024-11-29): Do not concur.  XXXX account wasn't used - XXXX business account was used for cash to close and reserves.  Please see attached statements, CPA letter and cash flow, all from file.

Seller Comment (2024-11-29): Do not concur.  XXXX account wasn't used - XXXX  account was used for cash to close and reserves.  Please see attached statements, CPA letter and cash flow, all from file.

Seller Comment (2024-11-29): Do not concur.  XXXX account wasn't used - XXXX account was used for cash to close and reserves.  Please see attached statements, CPA letter and cash flow, all from file.
																				03/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114587	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Only XXXX month bank statement provided for XXXX personal acct #XXXXwhen guidelines require XXXX months and assets needed to meet reserve requirements.	Reviewer Comment (2025-03-13): Additional asset statements provided. System Cleared.

Reviewer Comment (2025-01-03): POCs are always included in documenting cash to close and reserves.  If evidence of source of POC available, please provided.

Seller Comment (2024-12-17): Can this be escalated? It's an issue of being short assets, however the auditor is including POCs (appraisal, final inspection and hazard insurance) in the cash to close, which is not generally how cash to close is calculated.    Additionally, shortage using their calculation is $XXXX, less than XXXX% of verified assets and XXXX% of monthly income.

Reviewer Comment (2024-12-12): Account needed. Without account #XXXX borrower short reserves. POC+CTC=$XXXX+ $XXXX(reserves) = $XXXXtotal required. Borrower only has $XXXXwithout this account.

Seller Comment (2024-11-29): Do not concur.  XXXXaccount wasn't used - XXXX business account was used for cash to close and reserves.  Please see attached statements, CPA letter and cash flow, all from file.
																				03/13/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114587	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to only XXXX month bank statement provided for XXXX personal acct #XXXX when guidelines require XXXX months and assets needed to meet reserve requirements.	Reviewer Comment (2025-03-13): Additional asset statements provided. System Cleared.

Seller Comment (2025-03-13): See uploaded Approved Lender email and Exception form.

Reviewer Comment (2025-01-03): POCs are always included in documenting cash to close and reserves.  If evidence of source of POC available, please provided.

Seller Comment (2024-12-17): Can this be escalated?   It's an issue of being short assets, however the auditor is including POCs (appraisal, final inspection and hazard insurance) in the cash to close, which is not generally how cash to close is calculated.    Additionally, shortage using their calculation is $XXXX, less than XXXX% of verified assets and XXXX% of monthly income.

Reviewer Comment (2024-12-12): Account needed. Without account #XXXX borrower short reserves. POC+CTC=$XXXX+ $XXXX(reserves) = $XXXXtotal required. Borrower only has $XXXXwithout this account.

Seller Comment (2024-11-29): Do not concur.  XXXXaccount wasn't used - XXXX business account was used for cash to close and reserves.  Please see attached statements, CPA letter and cash flow, all from file.
																				03/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114587	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided	Only XXXX month bank statement provided for XXXX personal acct #XXXXwhen guidelines require XXXX months and assets needed to meet reserve requirements.	Reviewer Comment (2025-03-13): Additional asset statements provided. Cleared.

Reviewer Comment (2025-01-03): POCs are always included in documenting cash to close and reserves.  If evidence of source of POC available, please provided.

Seller Comment (2024-12-17): Can this be escalated? It's an issue of being short assets, however the auditor is including POCs (appraisal, final inspection and hazard insurance) in the cash to close, which is not generally how cash to close is calculated. Additionally, shortage using their calculation is $XXXX, less than XXXX% of verified assets and XXXX% of monthly income.

Reviewer Comment (2024-12-02): Exception remains - If we are not using the available account balance for the XXXX account ending #XXXX, in this case we are not meeting the reserve requirement for XXXX months. As per this we are able to verify XXXX months reserves.

Seller Comment (2024-11-29): Do not concur.  XXXXaccount wasn't used - XXXX business account was used for cash to close and reserves.  Please see attached statements, CPA letter and cash flow, all from file.
																				03/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114587	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to only XXXX month bank statement provided for XXXX personal acct #XXXXwhen guidelines require XXXX months and assets needed to meet reserve requirements.	Reviewer Comment (2025-03-13): Additional asset statements provided. System Cleared.

Reviewer Comment (2025-01-03): POCs are always included in documenting cash to close and reserves.  If evidence of source of POC available, please provided.

Seller Comment (2024-12-17): Can this be escalated?   It's an issue of being short assets, however the auditor is including POCs (appraisal, final inspection and hazard insurance) in the cash to close, which is not generally how cash to close is calculated.    Additionally, shortage using their calculation is $XXXX, less than XXXX% of verified assets and XXXX% of monthly income.

Reviewer Comment (2024-12-12): Account needed. Without account #XXXX borrower short reserves. POC+CTC=$XXXX+ $XXXX(reserves) = $XXXXtotal required. Borrower only has $XXXXwithout this account.

Seller Comment (2024-11-29): Do not concur.  XXXXaccount wasn't used - XXXX business account was used for cash to close and reserves.  Please see attached statements, CPA letter and cash flow, all from file.
																				03/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114588	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided						Reviewer Comment (2025-01-13): Document provided, exception cleared. Seller Comment (2025-01-10): (Rate Lock) DOT provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114588	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided						Reviewer Comment (2025-01-13): Document provided, exception cleared. Seller Comment (2025-01-10): (Rate Lock) DOT provided	01/13/2025			1	D	A	D	A	D	A	D	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114588	XXXX	XXXX			Credit	Investment Product	General Exception	Investment Product	Security Instrument Error: Assignment of Leases/Rents is not in the file and required by guidelines	-					Reviewer Comment (2025-01-13): Document provided, exception cleared. Seller Comment (2025-01-10): (Rate Lock) DOT provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114588	XXXX	XXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount was not provided in title preliminary report.				Reviewer Comment (2025-01-13): Lender acknowledges and elects to waive. Seller Comment (2025-01-03): (Rate Lock) Lender accepts EV2 and wishes to waive			01/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114588	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.						Seller Comment (2025-04-01): (Rate Lock) Provided	04/02/2025			1		A		A		A		A		A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114588	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Please provided property inspection report.				Reviewer Comment (2025-04-11): Provided. Seller Comment (2025-04-09): (Rate Lock) provided Reviewer Comment (2025-04-03): Provided PDI is prior to disaster End Date. However required Property Inspection Report (PDI). Exception Remains. Seller Comment (2025-04-03): (Rate Lock) This was already provided	04/11/2025			1		A		A		A		A		A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114589	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal recertification was not received within the original XXXX day period.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrower's Experience/Track Record	Borrower has owned the subject property for at least XXXX years. Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience.	Originator,SitusAMC SitusAMC Originator	Reviewer Comment (2025-03-13): Lender exception with compensating factors.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Missing Final 1003 Application in file.				Reviewer Comment (2025-01-23): Final 1003 provided. Reviewer Comment (2025-01-13): Provided final 1003 reflecting different property address under loan and property information section. Exception Remains. Reviewer Comment (2025-01-07): Final 1003 Application is not received in trailing document. Exception Remains. Reviewer Comment (2024-12-30): Provided final 1003 reflecting different property address under loan and property information section. Required final 1003 application with correct details. Exception Remains.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider -XXXX Family not provided		Missing XXXX Family Rider.				Reviewer Comment (2025-01-07): As per Security Instrument document Rider - XXXX Family is not required. Exception Cleared. Reviewer Comment (2024-12-30): 1-4 Family Rider is not received in file. Exception Remains.	01/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-	There are red flags on the fraud report that have not been addressed.				Reviewer Comment (2025-01-13): LSFM - borrower has a history of obtaining investment properties in XXXX.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan closed in a layered entity and a POA which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Seasoned Borrower/Investor whose experience exceeds XXXXcompleted projects. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	FICO exceeds guidelines by at least XXXXpoints.	SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-19): Lender exception with compensating factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The closing statement reflects XXXX% seller paid closing instead of max allowable of XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Seasoned Borrower/Investor whose experience exceeds XXXXcompleted projects. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	FICO exceeds guidelines by at least XXXXpoints.	SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-19): Lender exception with compensating factors.			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Guarantor did not sign the Note as an authorized agent.				Reviewer Comment (2025-01-23): POA provided. Borrower and LLC signed Note. Cleared.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided						Reviewer Comment (2025-01-07): Received Security Instrument - Subject Lien document. Verified and updated details. Exception Cleared. Reviewer Comment (2024-12-30): Provided Security Instrument document reflects different property address. Required Security Instrument with correct details. Exception Remains.	01/07/2025			1	D	A	D	A	D	A	D	A	D	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided						Reviewer Comment (2025-01-07): Received Guarantor Agreement. Verified and updated details. Exception Cleared. Reviewer Comment (2024-12-30): Provided Guaranty agreement reflects loan amount is mismatches with the Note loan amount. Require guaranty agreement with correct details. Exception Remains.	01/07/2025			1	D	A	D	A	D	A	D	A	D	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided						Reviewer Comment (2025-01-07): Received Rider - PUD document. Verified and updated details. Exception Cleared. Reviewer Comment (2024-12-30): Provided Rider - PUD document reflects different property address. Required Rider - PUD with correct details. Exception Remains.	01/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Investment Product	General Exception	Investment Product	Security Instrument Error: Assignment of Leases/Rents is not in the file and required by guidelines	-					Reviewer Comment (2025-01-07): Received Assignment of Leases/Rents rider. Verified and updated details. Exception Cleared. Reviewer Comment (2024-12-30): Provided Assignment of Leases/Rents document is for different property address. Required Assignment of Leases/Rents with correct details. Exception Remains.	01/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided						Reviewer Comment (2025-01-07): Received Assignment of Leases/Rents rider. Verified and updated details. Exception Cleared. Reviewer Comment (2024-12-30): Provided Assignment of Leases/Rents document is for different property address. Required Assignment of Leases/Rents with correct details. Exception Remains.	01/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Final Loan Agreement not provided						Reviewer Comment (2025-01-13): Received Final Loan Agreement document. Verified and updated details. Exception Cleared. Reviewer Comment (2025-01-07): Final Loan Agreement is not received in trailing document. Exception Remains. Reviewer Comment (2024-12-30): Provided Loan Agreement reflects loan amount is mismatches with the Note loan amount. Require Loan Agreement with correct details. Exception Remains.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114590	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Prepayment rider is missing in file.				Reviewer Comment (2025-01-13): Received Prepayment rider document. Verified and updated details. Exception Cleared.	01/13/2025			1		A		A		A		A		A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114592	XXXX	XXXX			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The zip code listed on the Note is XXXXand the zip code listed on the Insurance Declaration is XXXX-XXXX.				Reviewer Comment (2025-01-06): Corrected Note provided.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114592	XXXX	XXXX			Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The zip code listed on the Note is XXXXand the zip code listed on the Insurance Declaration is XXXX-XXXX.				Reviewer Comment (2025-01-06): Corrected Note provided.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114592	XXXX	XXXX			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	The zip code listed on the Note is XXXXand the zip code listed on the Insurance Declaration is XXXX-XXXX.				Reviewer Comment (2025-01-06): Corrected Note provided.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114592	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the ownership percentage in the business used for income qualification.	Reviewer Comment (2025-01-30): Documentation provided. Cleared.

Reviewer Comment (2025-01-24): Registered Agent does not need to be an owner and all owners are not required to to be on the XXXX Percentage is not listed on XXXX Additional person signed as Member or Authorized Rep. Unclear if they are an owner. Please provide Operating Agreement or Document stating borrower is the Sole Owner/MBR.

Reviewer Comment (2025-01-06): Registered Agent does not need to be an owner and all owners are not required to to be on the XXXX Percentage is not listed on XXXX Additional person signed as Member or Authorized Rep. Unclear if they are an owner. Please provide Operating Agreement or Document stating borrower is the XXXX

Reviewer Comment (2024-12-03): Document required to verify ownership percentage in the business used for income qualification. Exception remains

Seller Comment (2024-12-02): (Rate Lock) XXXX is XXXX% owner of the XXXX
																				01/30/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114592	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the ownership percentage in the business used for income qualification.	Reviewer Comment (2025-01-30): Documentation provided. Cleared.

Reviewer Comment (2025-01-24): Registered Agent does not need to be an owner and all owners are not required to to be on the XXXX Percentage is not listed on XXXX Additional person signed as Member or Authorized Rep. Unclear if they are an owner. Please provide Operating Agreement or Document stating borrower is the Sole Owner/MBR.

Reviewer Comment (2025-01-06): Registered Agent does not need to be an owner and all owners are not required to to be on the XXXX Percentage is not listed on XXXX Additional person signed as Member or Authorized Rep. Unclear if they are an owner. Please provide Operating Agreement or Document stating borrower is the XXXX

Reviewer Comment (2024-12-03): Document required to verify ownership percentage in the business used for income qualification. Exception remains

Seller Comment (2024-12-02): (Rate Lock) XXXX is XXXX% owner of the XXXX
																				01/30/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114592	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the ownership percentage in the business used for income qualification.	Reviewer Comment (2025-01-30): Documentation provided. Cleared.

Reviewer Comment (2025-01-24): Registered Agent does not need to be an owner and all owners are not required to to be on the XXXX Percentage is not listed on XXXX Additional person signed as Member or Authorized Rep. Unclear if they are an owner. Please provide Operating Agreement or Document stating borrower is the Sole Owner/MBR.

Reviewer Comment (2025-01-06): Registered Agent does not need to be an owner and all owners are not required to to be on the XXXX Percentage is not listed on XXXX Additional person signed as Member or Authorized Rep. Unclear if they are an owner. Please provide Operating Agreement or Document stating borrower is the Sole Owner/MBR.

Reviewer Comment (2024-12-03): Document required to verify ownership percentage in the business used for income qualification. Exception remains

Seller Comment (2024-12-02): (Rate Lock) XXXX is XXXX% owner of the XXXX
																				01/30/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114592	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document the ownership percentage in the business used for income qualification.	Reviewer Comment (2025-01-30): Documentation provided. Cleared.

Reviewer Comment (2025-01-22): Required CPA Letter/Operating Agreement showing borrower Ownership % in the business. Exception Remains.

Reviewer Comment (2025-01-06): Registered Agent does not need to be an owner and all owners are not required to to be on the XXXX Percentage is not listed on XXXX Additional person signed as Member or Authorized Rep. Unclear if they are an owner. Please provide Operating Agreement or Document stating borrower is the Sole Owner/MBR.

Reviewer Comment (2025-01-03): Required CPA Letter/Operating Agreement showing borrower Ownership % in the business. Exception Remains.

Reviewer Comment (2024-12-03): Document required to verify ownership percentage in the business used for income qualification. Exception remains

Seller Comment (2024-12-02): (Rate Lock) XXXX is XXXX% owner of the XXXX
																				01/30/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114592	XXXX	XXXX			Credit	System	General	System	AUS/Approval Subject Address does not match Note address.		The zip code does not match the new Note provided.				Reviewer Comment (2025-02-10): Exception cleared - New note document received with correct address and updated clarity.	02/10/2025			1		A		A		A		A		A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114592	XXXX	XXXX			Credit	System	General	System	XXXX Subject Address does not match Note address.		The zip code does not match the new Note provided.				Reviewer Comment (2025-02-12): Received 1003 showing correct address matching with note, Exception cleared.	02/12/2025			1		A		A		A		A		A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114592	XXXX	XXXX			Credit	System	General	System	Security Instrument address does not match Note address.		The zip code does not match the new Note provided.				Reviewer Comment (2025-03-26): Documents received, system cleared. Seller Comment (2025-03-22): (Rate Lock) DOT provided Reviewer Comment (2025-03-20): Please provide copy of security instrument that will be re recorded.	03/26/2025			1		A		A		A		A		A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114593	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Credit Eligibility	Borrower and Mortgage Eligibility	XXXX or XXXX are considered on a case by case basis. Confirm residency requirements with Investor Guidelines.	-	Borrower's employment authorization reflects category XXXXwhich is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. The qualifying DSCR on the loan is greater than the guideline minimum.	Lender Exception with Compensating Factors The DSCR of XXXX is greater than the minimum required DSCR of XXXX.	SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-02-13): Lender exception with compensating factors. Seller Comment (2025-02-03): (Rate Lock) Updated CFs provided Reviewer Comment (2025-01-14): Please provide additional compelling compensating factors for consideration of downgrading/waiving exceptions as layered exceptions present on file.			02/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114593	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Operating agreement shows LLC as XXXX, all other documents show XXXX				Reviewer Comment (2025-01-27): Typo at the top part of operating agreement but Name and Principal Place of Business states XXXX Seller Comment (2025-01-21): (Rate Lock) Top part is a typo as 'Name and Principal Place of Business' reflects XXXX	01/27/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114593	XXXX	XXXX			Credit	Guideline	Guideline Issue	Guideline	The Guarantor's Percent of Business Ownership does not meet guideline requirements.		The Borrower owns XXXX% of the vesting entity when XXXX% ownership is required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors The DSCR of XXXX is greater than the minimum required DSCR of XXXX. XXXX year PPP Clean credit history	SitusAMC Originator,SitusAMC Originator Originator Originator	Reviewer Comment (2025-02-19): Lender Exception with Compensating Factors Seller Comment (2025-02-16): (Rate Lock) CFs were provided XXXX please clear as other conditions requiring CFs cleared. Reviewer Comment (2025-01-14): Please provide additional compelling compensating factors for consideration of downgrading/waiving exceptions as layered exceptions present on file.			02/19/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114593	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Borrower does not meet minimum LTV of XXXX% required by guidelines for property listed within the past XXXXmonths.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. The qualifying DSCR on the loan is greater than the guideline minimum.	Lender Exception with Compensating Factors The DSCR of XXXX is greater than the minimum required DSCR of XXXX.	SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-02-13): Lender exception with compensating factors. Seller Comment (2025-02-03): (Rate Lock) Updated CFs provided Reviewer Comment (2025-01-14): Please provide additional compelling compensating factors for consideration of downgrading/waiving exceptions as layered exceptions present on file.			02/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114593	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Borrower does not meet minimum CLTV of XXXX% required by guidelines for property listed within the past XXXXmonths.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. The qualifying DSCR on the loan is greater than the guideline minimum.	Lender Exception with Compensating Factors The DSCR of XXXX is greater than the minimum required DSCR of XXXX.	SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-02-13): Lender exception with compensating factors. Seller Comment (2025-02-03): (Rate Lock) Updated CFs provided Reviewer Comment (2025-01-14): Please provide additional compelling compensating factors for consideration of downgrading/waiving exceptions as layered exceptions present on file.			02/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114593	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception for borrower XXXX category being XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors The DSCR of XXXX is greater than the minimum required DSCR of XXXX. XXXX year PPP Clean credit history	SitusAMC Originator,SitusAMC Originator Originator Originator	Reviewer Comment (2025-02-19): error Reviewer Comment (2025-02-19): Lender Exception with Compensating Factors			02/19/2025	2		B		B		B		B		B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114595	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	XXXX Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-01-14): Sufficient Cure Provided At Closing		01/14/2025		1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114595	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not have the minimum required tradelines. Guidelines require XXXX reporting for XXXXmonths, XXXX for XXXXmonths or XXXXXXXXmonth installment/mortgage account.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Reserves exceed guidelines by at least XXXX months. FICO exceeds guideline minimum by at least XXXX points.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-01-15): Lender exception with compensating factors.			01/15/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114595	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Co Borrower does not have a credit score.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Reserves exceed guidelines by at least XXXX months. FICO exceeds guideline minimum by at least XXXX points.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-01-15): Lender exception with compensating factors.			01/15/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114595	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The CPA letter in file verifying the Borrower's ownership percentage is not dated. The verbal verification for the Co-borrower is dated after the Note date.	Reviewer Comment (2025-04-24): Lender exception with compensating factors, system cleared.

Reviewer Comment (2025-04-24): EV2-B ATR Risk: Post Close Lender Exception with sufficient comp factors.

Reviewer Comment (2025-04-24): ATR Risk EV2-B, lender post-close exception with compelling compensating factor.

Seller Comment (2025-04-23): (Rate Lock) updated exception

Seller Comment (2025-04-20): (Rate Lock) Rate lock has approved exception for VOE being dated post close as a CF is we relied on the paystub prior to close. This is sufficient to downgrade the ATR to an EV2 and waive

Reviewer Comment (2025-04-18): For Non-QM loans, the General ATR rules under §XXXX(c)XXXX require the lender to consider and verify employment status, when making the determination the consumer had the ability to repay, at or before consummation. There is not a documented lender exception that the lender relied upon the most recent paystub XXXX for employment verification prior to closing. Exception remains.

Seller Comment (2025-04-15): (Rate Lock) Paystub provided confirming borrower was active within XXXX business days of closing

Reviewer Comment (2025-04-11): The paystub provided that was relied upon as alt documentation for the VVOE is dated post close. This document could not be relied upon as it was not received prior to closing.

Seller Comment (2025-04-09): (Rate Lock) CPA letter dated and exception provided

Seller Comment (2025-04-08): (Rate Lock) The paystub shows the borrower was working within XXXX business days prior to closing, therefore this is sufficient. The end date does not matter as we have concrete proof they were actively working prior to closing. Please escalate as this is more than sufficient for the VOE.

Reviewer Comment (2025-04-07): Exception remains for both signed and dated CPA letter within XXXX days of Note for borrower self-employment verifying % of ownership and third party verification within XXXX days of Note date for co-borrower verification of employment. CPA letter in file verifying % of ownership is not dated and most recent paystub and VVOE for co-borrower has a period ending date and pay date after the Note date.

Seller Comment (2025-04-03): (Rate Lock) Paystub provided that confirms the borrower was active within XXXX business days of closing.

Reviewer Comment (2025-03-25): Exception Remains - CPA letter (Doc ID XXXX) in file verifying the Borrower's ownership percentage is not dated and The verbal verification for the Co-borrower is dated after the Note date. Require CPA letter which is dated within XXXX Calendar date prior to note date and Verbal verification for the Co-borrower within XXXX days Prior to note date.

Seller Comment (2025-03-22): (Rate Lock) Dated CPA letter provided

Reviewer Comment (2025-03-07): TWNs provided are not dated no more than XXXX days prior to the Note Date.  And CPA letter is not dated. Provide evidence of date CPA letter was received.

Reviewer Comment (2025-02-18): ATR requires a preclose verification of employment.

Seller Comment (2025-02-05): (Rate Lock) Guidelines specifically state 'Within XXXX days' and do not state prior, therefor the W2 VOE for the co-borrower is sufficient as it follows our UW guidelines of being WITHIN XXXX days of the note date.

Reviewer Comment (2025-01-23): CPA letter in file verifying the Borrower's ownership percentage is not dated and The verbal verification for the Co-borrower is dated after the Note date . Require CPA letter which is dated within XXXX Calendar date prior to note date and Verbal verification for the Co-borrower within XXXX days Prior to note date .Exception remains

Seller Comment (2025-01-21): (Rate Lock) guidelines state for W2 VOE "Verbal Verification of Employment (VVOE) completed within XXXX days of the note date" The VOE provided was within XXXX days and is valid.
																				04/24/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114595	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The CPA letter in file verifying the Borrower's ownership percentage is not dated. The verbal verification for the Co-borrower is dated after the Note date.	Reviewer Comment (2025-04-24): Lender exception with compensating factors, system cleared.

Reviewer Comment (2025-04-24): EV2-B ATR Risk: Post Close Lender Exception with sufficient comp factors.

Seller Comment (2025-04-23): (Rate Lock) updated exception

Seller Comment (2025-04-20): (Rate Lock) Rate lock has approved exception for VOE being dated post close as a CF is we relied on the paystub prior to close. This is sufficient to downgrade the ATR to an EV2 and waive

Reviewer Comment (2025-04-18): For Non-QM loans, the General ATR rules under §XXXX(c)(XXXX)(XXXX) require the lender to consider and verify employment status, when making the determination the consumer had the ability to repay, at or before consummation. There is not a documented lender exception that the lender relied upon the most recent paystub (XXXX) for employment verification prior to closing. Exception remains.

Seller Comment (2025-04-15): (Rate Lock) Paystub provided confirming borrower was active within XXXX business days of closing

Reviewer Comment (2025-04-11): The paystub provided that was relied upon as alt documentation for the VVOE is dated post close. This document could not be relied upon as it was not received prior to closing.

Seller Comment (2025-04-09): (Rate Lock) CPA letter dated and exception provided

Seller Comment (2025-04-08): (Rate Lock) The paystub shows the borrower was working within XXXX business days prior to closing, therefore this is sufficient. The end date does not matter as we have concrete proof they were actively working prior to closing. Please escalate as this is more than sufficient for the VOE.

Reviewer Comment (2025-04-07): Exception remains for both signed and dated CPA letter within XXXX days of Note for borrower self-employment verifying % of ownership and third party verification within XXXX days of Note date for co-borrower verification of employment. CPA letter in file verifying % of ownership is not dated and most recent paystub and VVOE for co-borrower has a period ending date and pay date after the Note date.

Seller Comment (2025-04-03): (Rate Lock) Paystub provided that confirms the borrower was active within XXXX business days of closing.

Reviewer Comment (2025-03-25): Exception Remains - CPA letter (Doc ID XXXX) in file verifying the Borrower's ownership percentage is not dated and The verbal verification for the Co-borrower is dated after the Note date. Require CPA letter which is dated within XXXX Calendar date prior to note date and Verbal verification for the Co-borrower within XXXX days Prior to note date.

Seller Comment (2025-03-22): (Rate Lock) Dated CPA letter provided

Reviewer Comment (2025-03-07): TWNs provided are not dated no more than XXXX days prior to the Note Date.  And CPA letter is not dated. Provide evidence of date CPA letter was received.

Reviewer Comment (2025-02-18): ATR requires a preclose verification of employment.

Seller Comment (2025-02-05): (Rate Lock) Guidelines specifically state 'Within XXXX days' and do not state prior, therefor the W2 VOE for the co-borrower is sufficient as it follows our UW guidelines of being WITHIN XXXX days of the note date.

Reviewer Comment (2025-01-23): CPA letter in file verifying the Borrower's ownership percentage is not dated and The verbal verification for the Co-borrower is dated after the Note date . Require CPA letter which is dated within XXXX Calendar date prior to note date and Verbal verification for the Co-borrower within XXXX days Prior to note date .Exception remains

Seller Comment (2025-01-21): (Rate Lock) guidelines state for W2 VOE "Verbal Verification of Employment (VVOE) completed within XXXX days of the note date" The VOE provided was within XXXX days and is valid.
																				04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114595	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing XXXX or more guideline components, the loan is at ATR risk.	The CPA letter in file verifying the Borrower's ownership percentage is not dated. The verbal verification for the Co-borrower is dated after the Note date.	Reviewer Comment (2025-04-24): Lender exception with compensating factors, system cleared.

Reviewer Comment (2025-04-24): EV2-B ATR Risk: Post Close Lender Exception with sufficient comp factors.

Reviewer Comment (2025-04-24): ATR Risk EV2-B, lender post-close exception with compelling compensating factor.

Seller Comment (2025-04-23): (Rate Lock) updated exception

Seller Comment (2025-04-20): (Rate Lock) Rate lock has approved exception for VOE being dated post close as a CF is we relied on the paystub prior to close. This is sufficient to downgrade the ATR to an EV2 and waive

Reviewer Comment (2025-04-18): For Non-QM loans, the General ATR rules under §XXXX(c)XXXX require the lender to consider and verify employment status, when making the determination the consumer had the ability to repay, at or before consummation. There is not a documented lender exception that the lender relied upon the most recent paystub XXXX for employment verification prior to closing. Exception remains.

Seller Comment (2025-04-15): (Rate Lock) Paystub provided confirming borrower was active within XXXX business days of closing

Reviewer Comment (2025-04-11): The paystub provided that was relied upon as alt documentation for the VVOE is dated post close. This document could not be relied upon as it was not received prior to closing.

Seller Comment (2025-04-09): (Rate Lock) CPA letter dated and exception provided

Seller Comment (2025-04-08): (Rate Lock) The paystub shows the borrower was working within XXXX business days prior to closing, therefore this is sufficient. The end date does not matter as we have concrete proof they were actively working prior to closing. Please escalate as this is more than sufficient for the VOE.

Reviewer Comment (2025-04-07): Exception remains for both signed and dated CPA letter within XXXX days of Note for borrower self-employment verifying % of ownership and third party verification within XXXX days of Note date for co-borrower verification of employment. CPA letter in file verifying % of ownership is not dated and most recent paystub and VVOE for co-borrower has a period ending date and pay date after the Note date.

Seller Comment (2025-04-03): (Rate Lock) Paystub provided that confirms the borrower was active within XXXX business days of closing.

Reviewer Comment (2025-03-25): Exception Remains - CPA letter (Doc ID XXXX) in file verifying the Borrower's ownership percentage is not dated and The verbal verification for the Co-borrower is dated after the Note date. Require CPA letter which is dated within XXXX Calendar date prior to note date and Verbal verification for the Co-borrower within XXXX days Prior to note date.

Seller Comment (2025-03-22): (Rate Lock) Dated CPA letter provided

Reviewer Comment (2025-03-07): TWNs provided are not dated no more than XXXX days prior to the Note Date.  And CPA letter is not dated. Provide evidence of date CPA letter was received.

Reviewer Comment (2025-02-18): ATR requires a preclose verification of employment.

Seller Comment (2025-02-05): (Rate Lock) Guidelines specifically state 'Within XXXX days' and do not state prior, therefor the W2 VOE for the co-borrower is sufficient as it follows our UW guidelines of being WITHIN XXXX days of the note date.

Reviewer Comment (2025-01-23): CPA letter in file verifying the Borrower's ownership percentage is not dated and The verbal verification for the Co-borrower is dated after the Note date . Require CPA letter which is dated within XXXX Calendar date prior to note date and Verbal verification for the Co-borrower within XXXX days Prior to note date .Exception remains

Seller Comment (2025-01-21): (Rate Lock) guidelines state for W2 VOE "Verbal Verification of Employment (VVOE) completed within XXXX days of the note date" The VOE provided was within XXXX days and is valid.
																				04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114595	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The CPA letter in file verifying the Borrower's ownership percentage is not dated. The verbal verification for the Co-borrower is dated after the Note date.	Reviewer Comment (2025-04-24): Dated CPA letter provided and exception for VVOE post close reflecting document was that was relied upon in providing the exception.

Seller Comment (2025-04-23): (Rate Lock) updated exception

Seller Comment (2025-04-20): (Rate Lock) Rate lock has approved exception for VOE being dated post close as a CF is we relied on the paystub prior to close. This is sufficient to downgrade the ATR to an EV2 and waive

Reviewer Comment (2025-04-18): For Non-QM loans, the General ATR rules under §XXXX(c)XXXX require the lender to consider and verify employment status, when making the determination the consumer had the ability to repay, at or before consummation. There is not a documented lender exception that the lender relied upon the most recent paystub XXXX for employment verification prior to closing. Exception remains.

Seller Comment (2025-04-15): (Rate Lock) Paystub provided confirming borrower was active within XXXX business days of closing

Reviewer Comment (2025-04-11): The paystub provided that was relied upon as alt documentation for the VVOE is dated post close. This document could not be relied upon as it was not received prior to closing.

Seller Comment (2025-04-09): (Rate Lock) CPA letter dated and exception provided

Seller Comment (2025-04-08): (Rate Lock) The paystub shows the borrower was working within XXXX business days prior to closing, therefore this is sufficient. The end date does not matter as we have concrete proof they were actively working prior to closing. Please escalate as this is more than sufficient for the VOE.

Reviewer Comment (2025-04-07): Exception remains for both signed and dated CPA letter within XXXX days of Note for borrower self-employment verifying % of ownership and third party verification within XXXX days of Note date for co-borrower verification of employment. CPA letter in file verifying % of ownership is not dated and most recent paystub and VVOE for co-borrower has a period ending date and pay date after the Note date.

Seller Comment (2025-04-03): (Rate Lock) Paystub provided that confirms the borrower was active within XXXX business days of closing.

Reviewer Comment (2025-03-25): Exception Remains - CPA letter (Doc ID XXXX) in file verifying the Borrower's ownership percentage is not dated and The verbal verification for the Co-borrower is dated after the Note date. Require CPA letter which is dated within XXXX Calendar date prior to note date and Verbal verification for the Co-borrower within XXXX days Prior to note date.

Seller Comment (2025-03-22): (Rate Lock) Dated CPA letter provided

Reviewer Comment (2025-03-07): TWNs provided are not dated no more than XXXX days prior to the Note Date.  And CPA letter is not dated. Provide evidence of date CPA letter was received.

Reviewer Comment (2025-02-18): ATR requires a preclose verification of employment.

Seller Comment (2025-02-05): (Rate Lock) Guidelines specifically state 'Within XXXX days' and do not state prior, therefor the W2 VOE for the co-borrower is sufficient as it follows our UW guidelines of being WITHIN XXXX days of the note date.

Reviewer Comment (2025-01-23): CPA letter in file verifying the Borrower's ownership percentage is not dated and The verbal verification for the Co-borrower is dated after the Note date . Require CPA letter which is dated within XXXX Calendar date prior to note date and Verbal verification for the Co-borrower within XXXX days Prior to note date .Exception remains

Seller Comment (2025-01-21): (Rate Lock) guidelines state for W2 VOE "Verbal Verification of Employment (VVOE) completed within XXXX days of the note date" The VOE provided was within XXXX days and is valid.
																				04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114596	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure provided on XXXX did not reflect the reason why loan does not have an escrow account.				Reviewer Comment (2025-01-23): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-01-22): (Rate Lock) PCCD provided		01/23/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114596	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXexceeds tolerance of $XXXXplus XXXX% or $XXXX. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $XXXXexceeds tolerance of $XXXXplus XXXX% or $XXXXwithout a valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-23): XXXX received Post CD and LOX along with Final Alta statement.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114596	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided	File is missing most recent XXXX months bank statements to support income from business operations.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has owned the subject property for at least XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

																The representative FICO score exceeds the guideline minimum by at least XXXX points.	Both borrowers have been employed over XXXX years.. Borrower has clean mortgage history for subject for XXXX years. Residual income > $XXXX. Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-02-28): Lender exception with compensating factors. Seller Comment (2025-02-26): (Rate Lock) UUpdated CFs provided Reviewer Comment (2025-02-17): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-02-10): (Rate Lock) Approved exception with CFs provided			02/28/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114596	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	File is missing most recent XXXX months bank statements to support income from business operations, and, YTD P&L within XXXX month of Application date.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has owned the subject property for at least XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

																The representative FICO score exceeds the guideline minimum by at least XXXX points.	Both borrowers have been employed over XXXX years.. Borrower has clean mortgage history for subject for XXXX years. Residual income > $XXXX. Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-02-28): Lender exception with compensating factors. Seller Comment (2025-02-26): (Rate Lock) UUpdated CFs provided Reviewer Comment (2025-02-17): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-02-10): (Rate Lock) Approved exception with CFs provided			02/28/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114596	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing most recent XXXX months bank statements to support income from business operations, and, YTD P&L within XXXX month of Application date.	Reviewer Comment (2025-03-18): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (2025-03-14): (Rate Lock) exception provided

Reviewer Comment (2025-03-05): Per guidelines for SE income documentation XXXX business narrative for is required for all SE employed borrowers pg XXXX.

Seller Comment (2025-03-03): (Rate Lock) Per our guidelines for a Full Doc loan this is not needed. Please clear as we do not require the narrative.

Seller Comment (2025-03-03): (Rate Lock) There is no mention of a narrative. "File is missing most recent XXXX months bank statements to support income from business operations, and, YTD P&L within XXXX month of Application date.

Reviewer Comment (2025-02-28): Business narrative missing from the loan file. Exception remains.

Seller Comment (2025-02-26): (Rate Lock) UUpdated CFs provided

Reviewer Comment (2025-02-17): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-02-10): (Rate Lock) Approved exception with CFs provided
																				03/18/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114596	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing most recent XXXX months bank statements to support income from business operations, and, YTD P&L within XXXX month of Application date.	Reviewer Comment (2025-03-18): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (2025-03-14): (Rate Lock) exception provided

Reviewer Comment (2025-03-05): Per guidelines for SE income documentation XXXX business narrative for is required for all SE employed borrowers pg XXXX.

Seller Comment (2025-03-03): (Rate Lock) Per our guidelines for a Full Doc loan this is not needed. Please clear as we do not require the narrative.

Seller Comment (2025-03-03): (Rate Lock) There is no mention of a narrative. "File is missing most recent XXXX months bank statements to support income from business operations, and, YTD P&L within XXXX month of Application date.

Reviewer Comment (2025-02-28): Business narrative missing from the loan file. Exception remains.

Seller Comment (2025-02-26): (Rate Lock) UUpdated CFs provided

Reviewer Comment (2025-02-17): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-02-10): (Rate Lock) Approved exception with CFs provided
																				03/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114596	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXexceeds tolerance of $XXXXwithout a valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-23): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-01-22): (Rate Lock) Cure was applied to the final CD at close	01/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114596	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing XXXX or more guideline components, the loan is at ATR risk.	File is missing most recent XXXX months bank statements to support income from business operations, and, YTD P&L within XXXX month of Application date.	Reviewer Comment (2025-03-18): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (2025-03-14): (Rate Lock) exception provided

Reviewer Comment (2025-03-05): Per guidelines for SE income documentation XXXX business narrative for is required for all SE employed borrowers pg XXXX.

Seller Comment (2025-03-03): (Rate Lock) Per our guidelines for a Full Doc loan this is not needed. Please clear as we do not require the narrative.

Seller Comment (2025-03-03): (Rate Lock) There is no mention of a narrative. "File is missing most recent XXXX months bank statements to support income from business operations, and, YTD P&L within XXXX month of Application date.

Reviewer Comment (2025-02-28): Business narrative missing from the loan file. Exception remains.

Seller Comment (2025-02-26): (Rate Lock) UUpdated CFs provided

Reviewer Comment (2025-02-17): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-02-10): (Rate Lock) Approved exception with CFs provided
																				03/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114596	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	File is missing most recent XXXX months bank statements to support income from business operations.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has owned the subject property for at least XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

																The representative FICO score exceeds the guideline minimum by at least XXXX points.	Both borrowers have been employed over XXXX years.. Borrower has clean mortgage history for subject for XXXX years. Residual income > $XXXX. Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-02-28): XXXX Seller Comment (2025-02-26): (Rate Lock) UUpdated CFs provided Reviewer Comment (2025-02-17): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-02-10): (Rate Lock) Approved exception with CFs provided			02/28/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114596	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Business Narrative, as required under Self-Employed Income Documentation, missing from the loan file.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has owned the subject property for at least XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The representative FICO score exceeds the guideline minimum by at least XXXX points.	Both borrowers have been employed over XXXX years.. Borrower has clean mortgage history for subject for XXXX years. Residual income > $XXXX. Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-18): Lender Exception with Compensating Factors provided.

Seller Comment (2025-03-14): (Rate Lock) exception provided

Reviewer Comment (2025-03-05): Per guidelines for SE income documentation XXXX business narrative for is required for all SE employed borrowers pg XXXX.

Seller Comment (2025-03-03): (Rate Lock) Per our guidelines for a Full Doc loan this is not needed. Please clear as we do not require the narrative.

Seller Comment (2025-03-03): (Rate Lock) There is no mention of a narrative. "File is missing most recent XXXX months bank statements to support income from business operations, and, YTD P&L within XXXX month of Application date.

Reviewer Comment (2025-02-28): Business narrative not addressed in lender exception. Exception remains.

Seller Comment (2025-02-26): (Rate Lock) UUpdated CFs provided

Reviewer Comment (2025-02-17): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-02-10): (Rate Lock) Approved exception with CFs provided

Seller Comment (2025-02-05): (Rate Lock) Under Full Doc Non- QM XXXX -Year Full Doc
(W2, Tax Return) the income documentation required does not require the narrative. Please clear as this is not a requirement for this type.

Reviewer Comment (2025-02-04): Borrower was self employed and business narrative required per guidelines.

Seller Comment (2025-01-29): (Rate Lock) This was a full doc loan with tax returns, we do not require the business narrative form for full docs loans.
																						03/18/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114596	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Loan file missing tax transcripts (W2/1040/1120S) for re-verification of income.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has owned the subject property for at least XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

																The representative FICO score exceeds the guideline minimum by at least XXXX points.	Both borrowers have been employed over XXXX years.. Borrower has clean mortgage history for subject for XXXX years. Residual income > $XXXX. Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-02-28): XXXX Seller Comment (2025-02-26): (Rate Lock) UUpdated CFs provided Reviewer Comment (2025-02-17): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-02-10): (Rate Lock) Approved exception with CFs provided Reviewer Comment (2025-02-04): W-2 transcript is required exception remains. Seller Comment (2025-02-04): (Rate Lock) Supporting docs provided			02/28/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114596	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-01-23): Sufficient Cure Provided At Closing		01/23/2025		1		A		A		A		A		A		XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114597	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	DSCR of XXXXdoes not meet requirement of XXXXfor a first time investor.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXX points.	SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-02-25): Lender exception with compensating factors. Seller Comment (2025-02-24): (Rate Lock) CFs provided Reviewer Comment (2025-01-31): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			02/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114597	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal provided indicates the subject is currently leased; however, a copy of the lease agreement was not provided.				Reviewer Comment (2025-02-24): Lease agreement provided. Exception cleared. Seller Comment (2025-02-21): (Rate Lock) Lease provided	02/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114597	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a non warrantable condo. The budget for XXXX has not been ratified by the Board of Directors and were only able to provide a budget "Draft". They are allocating $XXXXto reserves which is XXXX% in reserves.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXX points.	SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-02-25): Lender exception with compensating factors. Seller Comment (2025-02-24): (Rate Lock) CFs provided Reviewer Comment (2025-01-31): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			02/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114598	XXXX	XXXX			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2025-01-31): Received title commitment document. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114598	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing						Reviewer Comment (2025-01-31): Received title commitment document. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114598	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	DSCR of XXXX does not meet guidelines of DSCR XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXXpoints .	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-01-26): Lender exception with compensating factors.			01/26/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114598	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Anti-Steering Disclosure as required per guidelines.				Reviewer Comment (2025-02-06): Documents received, system cleared. Reviewer Comment (2025-02-04): Anti-Steering Disclosure not provided. Exception Remains. Seller Comment (2025-02-03): (Rate Lock) Please advise why this is not accepted Reviewer Comment (2025-01-31): Please provide Anti- Steering disclosure. Exception remains.	02/06/2025			1	C	A	C	A	C	A	C	A	D	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114598	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-02-06): Documents received, system cleared.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114599	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	DSCR of XXXX does not meet minimum requirement of XXXX for a first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXXpoints. XXXX payment history XXXX year PPP	Originator,SitusAMC Originator Originator Originator	Reviewer Comment (2025-02-25): Lender Exception with Compensating Factors. Seller Comment (2025-02-24): (Rate Lock) cfs provided Reviewer Comment (2025-01-31): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			02/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114599	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.	Per the appraisal provided, the subject property is currently tenant occupied. A copy of the lease agreement was not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXXpoints. XXXX payment history XXXX year PPP	Originator,SitusAMC Originator Originator Originator	Reviewer Comment (2025-03-03): Lender exception with compensating factors.

Seller Comment (2025-02-27): (Rate Lock) Updated exception provided

Reviewer Comment (2025-02-25): Guidelines state for a refinance that only vacant properties are able to be use form 1007 alone for rents and a copy of a lease will not be required pg XXXX.

Seller Comment (2025-02-24): (Rate Lock) Please clear, this is not required per our guidelines.

Reviewer Comment (2025-02-24): 1007 rent schedule is the initial loan package, however we required complete lease agreement for the subject property. Exception Remains.

Seller Comment (2025-02-21): (Rate Lock) Lease is not needed as DSCR would be the same from the 1007 current least amount and the estimate. Please clear.

Reviewer Comment (2025-02-20): Comparable rent schedule is the initial loan package, however required complete lease agreement for the subject property. Exception Remains.

Seller Comment (2025-02-18): (Rate Lock) The 1007 shows the current lease amount is $XXXX and the appraiser's market rent estimate is $XXXX and since they are the same we should not need the lease as the XXXX calc is the same either way.
																						03/03/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114599	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non warrantable condo and the budget for XXXX has not been ratified by the Board of Directors and they were only able to provide a budget.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXXpoints. XXXX payment history XXXX year PPP	Originator,SitusAMC Originator Originator Originator	Reviewer Comment (2025-02-25): Lender Exception with Compensating Factors. Seller Comment (2025-02-24): (Rate Lock) cfs provided Reviewer Comment (2025-01-31): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			02/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114600	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: XXXX Rent Comparison Schedule not provided		1007 Rent Comparison Schedule is not provided.				Reviewer Comment (2025-04-08): Subject property is investment and not using rental income of subject property. Rent Comparison Schedule is not required. Exception Cleared.	04/08/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114600	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	No evidence that borrower received a copy of appraisal at least XXXX business days to closing.				Reviewer Comment (2025-04-09): Lender elects to waive. Seller Comment (2025-04-07): (Rate Lock) accept EV2 as is and wishes to proceed			04/09/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114600	XXXX	XXXX			Credit	Income	Income Error	Income	The Total Bank Statement Period months provided is less than the required # of Bank Statements required.	-	Borrower has been in business and changed accounts. Borrower was approved using XXXX months bank statement.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX %.	Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Combined Loan to Value: XXXX% Guideline Maximum Combined Loan to Value: XXXX% Loan to Value: XXXX% Guideline Maximum Loan to Value: XXXX%	SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-10): Lender exceptions with comp factors. Seller Comment (2025-06-06): (Rate Lock) Please see updated exception Reviewer Comment (2025-04-08): Approval document reflecting the account ending with XXXX was not used for qualification and the Bank statements provided for account ending with XXXX. Exception Remains.			06/10/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114600	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception Request: Home has been listed for sale in the last XXXX months. Subject was to listed for XXXX days only for a FLIP transaction. That did not pan out and per the realtor the signage was removed however was not deactivated. Per the appraiser the MLS listing did not expire until XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX%	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors.			04/02/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114600	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception to allow a Borrower who is separated and there is no separation agreement. He has provided a XXXX agreement which allows him to complete real estate transactions without his XXXX&#XXXX;s signature, it does not however reference any other possible obligations obtaining to spousal support, or other liabilities.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX%	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors.			04/02/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114603	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $XXXX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Borrower signed guaranty agreement. Borrower has additional reserves in XXXX account but not converted to XXXX.	Originator,SitusAMC Originator Originator	Reviewer Comment (2025-04-13): Lender exception with compensating factors.

Seller Comment (2025-04-10): (Rate Lock) Exception corrected

Reviewer Comment (2025-04-04): The trailing exception still reflects  XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-04-02): (Rate Lock) Exception updated to reflect XXXX months reserves please review

Reviewer Comment (2025-04-01): Lender exception states XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-03-28): (Rate Lock) exception wth CFs provided

Reviewer Comment (2025-03-04): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																						04/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114603	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of XXXX% exceeds guideline max of XXXX% for a property in a declining market.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Borrower signed guaranty agreement. Borrower has additional reserves in XXXX account but not converted to XXXX.	Originator,SitusAMC Originator Originator	Reviewer Comment (2025-04-13): Lender exception with compensating factors.

Seller Comment (2025-04-10): (Rate Lock) Exception corrected

Reviewer Comment (2025-04-04): The trailing exception still reflects  XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-04-02): (Rate Lock) Exception updated to reflect XXXX months reserves please review

Reviewer Comment (2025-04-01): Lender exception states XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-03-28): (Rate Lock) exception wth CFs provided

Reviewer Comment (2025-03-04): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																						04/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114603	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	CLTV of XXXX% exceeds guideline max of XXXX% for a property in a declining market.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Borrower signed guaranty agreement. Borrower has additional reserves in XXXX account but not converted to XXXX.	Originator,SitusAMC Originator Originator	Reviewer Comment (2025-04-13): Lender exception with compensating factors.

Seller Comment (2025-04-10): (Rate Lock) Exception corrected

Reviewer Comment (2025-04-04): The trailing exception still reflects  XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-04-02): (Rate Lock) Exception updated to reflect XXXX months reserves please review

Reviewer Comment (2025-04-01): Lender exception states XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-03-28): (Rate Lock) exception wth CFs provided

Reviewer Comment (2025-03-04): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																						04/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114603	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Assets are insufficient to satisfy reserve minimum of XXXX months.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Borrower signed guaranty agreement. Borrower has additional reserves in XXXX account but not converted to XXXX.	Originator,SitusAMC Originator Originator	Reviewer Comment (2025-04-13): Lender exception with compensating factors.

Seller Comment (2025-04-10): (Rate Lock) Exception corrected

Reviewer Comment (2025-04-04): The trailing exception still reflects  XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-04-02): (Rate Lock) Exception updated to reflect XXXX months reserves please review

Reviewer Comment (2025-04-01): Cash to close is $XXXX + $XXXXappraisal POC + $XXXXhazard POC + $XXXXEMD = $XXXX. Verified funds is $XXXX business funds + $XXXXEMD = $XXXX.
Reserves required is XXXX months $XXXXX XXXX = $XXXX.  Verified funds $XXXX- funds from borrower $XXXX= $XXXXavailable for reserves..  Available for reserves is $XXXX- $XXXXrequired reserves = -$XXXXshort reserves.

Seller Comment (2025-03-28): (Rate Lock) please advise on calculation for XXXX months

Reviewer Comment (2025-03-25): The borrower is foreign national required XXXX months reserves. Exception remans.

Seller Comment (2025-03-24): (Rate Lock) Guideline version from XXXXfollowed as loan closed XXXX. Page XXXX of XXXX confirms minimum is XXXX months not XXXX. Please review and clear.
																						04/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114603	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower is only able to document XXXX credit reference when XXXX is required.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Borrower signed guaranty agreement. Borrower has additional reserves in XXXX account but not converted to XXXX.	Originator,SitusAMC Originator Originator	Reviewer Comment (2025-04-13): Lender exception with compensating factors.

Seller Comment (2025-04-10): (Rate Lock) Exception corrected

Reviewer Comment (2025-04-04): The trailing exception still reflects  XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-04-02): (Rate Lock) Exception updated to reflect XXXX months reserves please review

Reviewer Comment (2025-04-01): Lender exception states XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-03-28): (Rate Lock) exception wth CFs provided

Reviewer Comment (2025-03-04): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																						04/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114603	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Subject property is marked XXXX and the borrower is a XXXX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Borrower signed guaranty agreement. Borrower has additional reserves in XXXX account but not converted to XXXX.	Originator,SitusAMC Originator Originator	Reviewer Comment (2025-04-13): Lender exception with compensating factors.

Seller Comment (2025-04-10): (Rate Lock) Exception corrected

Reviewer Comment (2025-04-04): The trailing exception still reflects  XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-04-02): (Rate Lock) Exception updated to reflect XXXX months reserves please review

Reviewer Comment (2025-04-01): Lender exception states XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-03-28): (Rate Lock) exception wth CFs provided

Reviewer Comment (2025-03-04): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																						04/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114603	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The subject transaction is a short term rental and borrower has no FICO score.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Borrower signed guaranty agreement. Borrower has additional reserves in XXXX account but not converted to XXXX.	Originator,SitusAMC Originator Originator	Reviewer Comment (2025-04-13): Lender exception with compensating factors.

Seller Comment (2025-04-10): (Rate Lock) Exception corrected

Reviewer Comment (2025-04-09): Please provide additional compelling compensating factors as XXXX months reserves is required for loan and there is an exception for reserves with borrower only having XXXX mo reserves.

Reviewer Comment (2025-04-04): The trailing exception still reflects  XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-04-02): (Rate Lock) Exception updated to reflect XXXX months reserves please review

Reviewer Comment (2025-04-01): Lender exception states XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-03-28): (Rate Lock) exception wth CFs provided

Reviewer Comment (2025-03-04): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																						04/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114603	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrowers did not sign the Note and DOT as individuals as required by guidelines.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX. Miscellaneous	Lender Exception with Compensating Factors. Borrower signed guaranty agreement.	Originator,SitusAMC Originator	Reviewer Comment (2025-04-13): Borrower signed guarantee agreement.

Seller Comment (2025-04-10): (Rate Lock) Exception corrected

Reviewer Comment (2025-04-09): Please provide additional compelling compensating factors as XXXX months reserves is required for loan and there is an exception for reserves with borrower only having XXXX mo reserves.

Reviewer Comment (2025-04-04): The trailing exception still reflects  XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-04-02): (Rate Lock) Exception updated to reflect XXXX months reserves please review

Reviewer Comment (2025-04-01): Lender exception states XXXX months reserves comp factor but file only has XXXX months verified.

Seller Comment (2025-03-28): (Rate Lock) exception wth CFs provided
																						04/13/2025	2		B		B		B		B		B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114604	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for an aggregate outstanding judgement balance exceeding $XXXX ($XXXX) from XXXX(>XXXX years ago) against the sponsor.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by XXXX	SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-20): Lender exception with compensating factors.			03/20/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114605	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	The calculated DSCR for the subject loan is XXXX when the minimum required for the loan program is XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Seasoned Borrower/Investor whose experience exceeds XXXX completed projects. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXXpoints.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-01-21): Lender exception with compensating factors.			01/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114606	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	DSCR of XXXX is less than the guideline minimum of XXXX.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. XXXXmonth housing history. XXXX month housing history.	SitusAMC Originator,SitusAMC Originator Originator	Reviewer Comment (2025-03-04): Lender exception with compensating factors.			03/04/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114606	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non warrantable condo: The project is undergoingXXXX and facade repairs, but the project has not been complete. The reserves on the budget are showing a $XXXX negative balance, so they will have to pull money out from their reserves to offset the difference.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. XXXXmonth housing history. XXXX month housing history.	SitusAMC Originator,SitusAMC Originator Originator	Reviewer Comment (2025-03-04): Lender exception with compensating factors.			03/04/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114606	XXXX	XXXX			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Subject property is a non warrantable condo and requires a FICO of XXXX.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. XXXXmonth housing history. XXXX month housing history.	SitusAMC Originator,SitusAMC Originator Originator	Reviewer Comment (2025-03-17): Lender Exception with Compensating Factors. Seller Comment (2025-03-13): (Rate Lock) Provided exception			03/17/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114607	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least XXXX business days prior to closing, and appraisal was not provided at or before closing.					Reviewer Comment (2025-02-18): Lender elects to waive. Seller Comment (2025-02-06): (Rate Lock) accept EV2 as is and wishes to proceed			02/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114607	XXXX	XXXX			Credit	Income	Income Error	Income	The Total Bank Statement Period months provided is less than the required # of Bank Statements required.	-	The loan approval reflects XXXX month bank statement however, there are XXXX different accounts used for income qualification that do not have XXXX months of statements for each account.				Reviewer Comment (2025-02-19): Letter of explanation provided for multiple accounts, there were account closures and new accounts opened.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114607	XXXX	XXXX			Credit	Income	Income Error	Income	The Total Bank Statement Period months provided is less than the required # of Bank Statements required.	-	The loan approval reflects XXXX month bank statement however, there are XXXX different accounts used for income qualification that do not have XXXX months of statements for each account.				Reviewer Comment (2025-02-19): Letter of explanation provided for multiple accounts, there were account closures and new accounts opened.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114607	XXXX	XXXX			Credit	Income	Income Error	Income	The Total Bank Statement Period months provided is less than the required # of Bank Statements required.	-	The loan approval reflects XXXX month bank statement however, there are XXXX different accounts used for income qualification that do not have XXXX months of statements for each account. ****UPDATED XXXX - Loan file missing XXXX bank statement for account XXXX and XXXX - XXXX statements for account XXXX. (See individual exceptions)				Reviewer Comment (2025-02-19): Letter of explanation provided for multiple accounts, there were account closures and new accounts opened.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114607	XXXX	XXXX			Credit	Income	Document Error	Income	Bank statement page number is blank.	-	Loan locked as a XXXX month bank statement loan. Account XXXX missing XXXXmonths of statements. Please provide XXXX XXXX- XXXX XXXXstatements.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-06-06): Lender Exception with Compensating Factors provided. Seller Comment (2025-06-05): (Rate Lock) Please review approved exception on loan			06/06/2025	2		B		B		B		B		B		XXX	Investment	Purchase		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114607	XXXX	XXXX	Credit	Income	Document Error	Income	Bank statement page number is blank.	-	Loan missing the XXXX XXXX bank statement for account ending XXXX. Income worksheet reflects total deposits for XXXX XXXX of $XXXX. The loan file contains no account statement with the indicated deposits for XXXXof XXXX .	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-06-06): Lender Exception with Compensating Factors provided.

Seller Comment (2025-06-05): (Rate Lock) Please review approved exception on loan

Reviewer Comment (2025-04-02): Unable to determine funds deposited in the month of XXXX XXXX as all statements are not provided. Unable to support the monthly income/deposits in account of $XXXX for XXXX XXXX. Documentation of funds/income required. Continuity of income required, showing account XXXX is the continuation of account XXXX. Loan file documents do not confirm where closing deposit went. Bank letter states the account closed but not the account that received funds.
																						06/06/2025	2		B		B		B		B		B		XXX	Investment	Purchase		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114607	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file missing XXXX XXXX bank statement for account XXXX and XXXX XXXX - XXXX XXXX statements for account XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-06-06): Lender Exception with Compensating Factors provided. Seller Comment (2025-06-05): (Rate Lock) Please review approved exception on loan			06/06/2025	2		B		B		B		B		B		XXX	Investment	Purchase		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114607	XXXX	XXXX			Credit	Income	Income Error	Income	The total of Statement Period Months entered is less than the Qualifying Method entered of Most Recent XXXX months.		Loan file missing XXXX XXXX bank statement for account XXXX and XXXX XXXX- XXXX XXXX statements for account XXXX. (See individual exceptions)	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-06-06): Lender Exception with Compensating Factors provided. Seller Comment (2025-06-05): (Rate Lock) Please review approved exception on loan			06/06/2025	2		B		B		B		B		B		XXX	Investment	Purchase		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114608	XXXX	XXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: XXXX						Reviewer Comment (2025-03-28): UCDP score is XXXX so secondary valuation is not required, Exception cleared. Seller Comment (2025-03-28): (Rate Lock) Not need for a XXXX appraisal the CU score is XXXX	03/28/2025			1	D	A	D	A	D	A	D	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	B	B	B			D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114608	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject is the borrower's current primary residence, but is becoming an investment property as of XXXX. Request to proceed without XXXX months evidence of payments at XXXX residence.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Borrower has owned the subject property for at least XXXX years. Reserves: XXXX Guideline Requirement: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-24): Client elects to waive with compensating factors.			03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		D	B	B	B			D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114608	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per Guidelines, require to use lesser of market rent or current lease amount rental income, higher lease amount was used.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Borrower has owned the subject property for at least XXXX years. Reserves: XXXX Guideline Requirement: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-24): Client elects to waive with compensating factors.			03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		D	B	B	B			D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114609	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		All borrowers must sign the Note as individuals. Borrower did not sign as an individual.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	System cleared after Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-11): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-03-07): (Rate Lock) Please see exception			03/11/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114610	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX Rate Lock missing from the loan file.				Reviewer Comment (2025-03-21): Rate lock provided Seller Comment (2025-03-19): (Rate Lock) Rate Lock provided	03/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114611	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject transaction is a XXXX out refinance on a short term rental and comparable sales and rental comparables are over XXXX miles from the property which exceeds guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-17): Lender exception with compensating factors. Seller Comment (2025-03-13): (Rate Lock) Please see attached exception approval from loan buyer Reviewer Comment (2025-03-13): Lender exception with compensating factors.			03/17/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114612	XXXX	XXXX			Credit	Credit	Miscellaneous	Credit	Asset verification indicated different balance from statements sumbitted		Verified Borrower is a foreign national and while XXXX months of housing payment history is documented, exception to not require XXXX and XXXXXXXXrent payments verified.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	FICO XXXX The DSCR of XXXX is greater than the minimum required DSCR of XXXX.	SitusAMC SitusAMC Originator Originator	Reviewer Comment (2025-04-17): Lender exception with compensating factors. Seller Comment (2025-04-15): (Rate Lock) CFs provided Reviewer Comment (2025-04-11): Please provide compelling compensating factors for consideration of downgrading/waiving exception.			04/17/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114612	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	FICO XXXX The DSCR of XXXX is greater than the minimum required DSCR of XXXX.	SitusAMC SitusAMC Originator Originator	Reviewer Comment (2025-04-17): Lender exception with compensating factors. Seller Comment (2025-04-15): (Rate Lock) CFs provided Reviewer Comment (2025-04-11): Please provide compelling compensating factors for consideration of downgrading/waiving exception.			04/17/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114612	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	FICO XXXX The DSCR of XXXX is greater than the minimum required DSCR of XXXX.	SitusAMC SitusAMC Originator Originator	Reviewer Comment (2025-04-17): Lender exception with compensating factors. Seller Comment (2025-04-15): (Rate Lock) CFs provided Reviewer Comment (2025-04-11): Please provide compelling compensating factors for consideration of downgrading/waiving exception.			04/17/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114612	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception to use foreign assets in a foreign bank account, for reserves only.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	FICO XXXX The DSCR of XXXX is greater than the minimum required DSCR of XXXX.	SitusAMC SitusAMC Originator Originator	Reviewer Comment (2025-04-17): Lender exception with compensating factors. Seller Comment (2025-04-15): (Rate Lock) CFs provided Reviewer Comment (2025-04-11): Please provide compelling compensating factors for consideration of downgrading/waiving exception.			04/17/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114614	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.	The CD does not disclose the reason for no escrows on the loan.				Reviewer Comment (2025-03-19): XXXX received Letter of Explanation & Corrected Closing Disclosure.		03/19/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114614	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document the mortgage deferrals reflected in file, LOE in file that they are related to COVID.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. Miscellaneous	XXXX mortgages in file reflecting XXXX housing history.	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Originator	Reviewer Comment (2025-03-16): Lender exception with compensating factors.			03/16/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114614	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing tax and insurance verification for REO XXXX				Reviewer Comment (2025-03-19): Exception Cleared - Received Tax verification and Insurance verification for REO property XXXX associated the same and data updated as per provided documents.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114614	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX received COC dated XXXX the reason mentioned is not sufficient to clear the exception. Kindly provide additional information for the Mortgage broker fee added on CD dated XXXX for $XXXXor provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	Reviewer Comment (2025-03-25): XXXX received email confirmation for change in compensation plan.

Seller Comment (2025-03-22): (Rate Lock) Proof lender became aware of the CIC XXXX in order to benefit the borrower provided. No cure needed

Reviewer Comment (2025-03-20): XXXX: The COC dated XXXX that was provided in the trailing images was also provided in the original loan package indicates that Change BPC to $XXXX. but it does not give sufficient information on what impacts and why the fee was changed from LPC to BPC paid.  In order to determine if the changed circumstance is valid more information is necessary on reason fee changed and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-03-20): (Rate Lock) CIC provided showing the change in comp; this is a valid CIC and no cure is needed
																				03/25/2025			1		A		A		A		A		A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114615	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower had a loan modification within the last XXXX years.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-13): Lender exception with compensating factors. Seller Comment (2025-03-11): (Rate Lock) Exception with CFs provided Reviewer Comment (2025-03-03): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			03/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114616	XXXX	XXXX			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	XXXX-month verification on asset statements are required per the Guidelines. XXXX-month statement for each account has been provided.				Reviewer Comment (2025-03-24): Cleared. Seller Comment (2025-03-21): (Rate Lock) Please see attached XXXX months of statements for checking acct #XXXXand most recent quarterly statement for traditional XXXX. Borrower has ample funds for closing. Also attaching updated UW Sheet.	03/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114616	XXXX	XXXX			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	XXXX-month verification on asset statements are required per the Guidelines. XXXX-month statement for each account has been provided.				Reviewer Comment (2025-03-24): Cleared. Seller Comment (2025-03-21): (Rate Lock) Please see attached XXXX months of statements for checking acct #XXXXand most recent quarterly statement for traditional XXXX. Borrower has ample funds for closing. Also attaching updated UW Sheet	03/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114617	XXXX	XXXX			Credit	Income	Document Error	Income	Bank statement page number is blank.	-	The loan program type is XXXX-month bank statement. However, there are only XXXX-month account statements that have been provided, account number #XXXX. Provide account statement for the month of XXXX, #XXXX				Reviewer Comment (2025-03-06): Documentation provided. Cleared. Seller Comment (2025-03-06): (Rate Lock) Please see attached XXXX statement Seller Comment (2025-03-06): (Rate Lock) Please see attached income worksheet and XXXX statement is not included in the calculation.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114617	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The loan program type is XXXX -month bank statement. However, there are only XXXX-month account statements that have been provided, account number #XXXX. Provide account statement for the month of XXXX, #XXXX				Reviewer Comment (2025-03-06): Documentation provided. Cleared. Seller Comment (2025-03-06): (Rate Lock) Please see attached XXXX statement Seller Comment (2025-03-06): (Rate Lock) Please see attached income worksheet and XXXX statement is not included in the calculation.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114617	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		The loan program type is XXXX -month bank statement. However, there are only XXXX-month account statements that have been provided, account number #XXXX. Provide account statement for the month of XXXX, #XXXX				Reviewer Comment (2025-03-06): Documentation provided. Cleared. Seller Comment (2025-03-06): (Rate Lock) Please see attached XXXX statement Seller Comment (2025-03-06): (Rate Lock) Please see attached income worksheet and XXXX statement is not included in the calculation.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114617	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The origination guidelines are not available for this review. Approval reflects XXXX guidelines were used but have not been provided.				Reviewer Comment (2025-03-06): Reviewed to Select XXXX. Seller Comment (2025-03-06): (Rate Lock) Please review against XXXX Matrix. it's just a different name.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114617	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Business Bank Statement for XXXX is missing from the loan file.				Reviewer Comment (2025-03-06): Documentation provided. Cleared. Seller Comment (2025-03-06): (Rate Lock) Please see attached XXXX statement Seller Comment (2025-03-06): (Rate Lock) Please see attached income worksheet and XXXX statement is not included in the calculation.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114617	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Business Bank Statement for XXXX is missing from the loan file.				Reviewer Comment (2025-03-06): Documentation provided. Cleared. Seller Comment (2025-03-06): (Rate Lock) Please see attached XXXX statement Seller Comment (2025-03-06): (Rate Lock) Please see attached income worksheet and XXXX statement is not included in the calculation.	03/06/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114617	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Business Bank Statement for XXXX is missing from the loan file.				Reviewer Comment (2025-03-06): Documentation provided. Cleared. Seller Comment (2025-03-06): (Rate Lock) Please see attached XXXX statement Seller Comment (2025-03-06): (Rate Lock) Please see attached income worksheet and XXXX statement is not included in the calculation.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114617	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing XXXX or more guideline components, the loan is at ATR risk.	The Business Bank Statement for XXXX is missing from the loan file.				Reviewer Comment (2025-03-06): Documentation provided. Cleared. Seller Comment (2025-03-06): (Rate Lock) Please see attached XXXX statement Seller Comment (2025-03-06): (Rate Lock) Please see attached income worksheet and XXXX statement is not included in the calculation.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114618	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: Borrower owns XXXX% of his company and does not have an operating agreement (Title vesting in LLC)	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous The qualifying DTI on the loan is at least XXXX % less than the guideline maximum.	Lender Exception with Compensating Factors. XXXX FICO Lender Exception with Compensating Factors.	SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator Originator,SitusAMC	Reviewer Comment (2025-03-26): Lender Exception with Compensating Factors.			03/26/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114619	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant within XXXX business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.				Reviewer Comment (2025-03-12): Documents received, system cleared. Seller Comment (2025-03-10): (Rate Lock) If the uploaded proof of appraisal delivery is not sufficient, we elect to waive this condition please.	03/12/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114619	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.				Reviewer Comment (2025-03-12): Documents received, system cleared. Seller Comment (2025-03-10): (Rate Lock) If the uploaded proof of appraisal delivery is not sufficient, we elect to waive this condition please.	03/12/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114619	XXXX	XXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within XXXX business days of application.	Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within XXXX business days of application.				Reviewer Comment (2025-03-12): Documents received, system cleared.	03/12/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114619	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient cure is required.				Reviewer Comment (2025-03-12): Documents received, system cleared.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114619	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The approval reflects guidelines of XXXX were used for approval and these have not been provided.				Reviewer Comment (2025-03-12): Corrected 1008 provided showing XXXX Guidelines.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114620	XXXX	XXXX			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2025-03-19): Exception cleared - HOA questionnaire and Project approval received and updated clarity. Seller Comment (2025-03-19): (Rate Lock) Doc provided confirming it's XXXX approved Reviewer Comment (2025-03-17): Provided HOA questionnaire is already present. Require project approval. Exception remains. Seller Comment (2025-03-14): (Rate Lock) Condo docs provided	03/19/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114620	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Minimum DSCR for first time investor is XXXX per guidelines subject DSCR is XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. XXXXmonth housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-13): Lender exception with compensating factors.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114620	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Minimum tradeline requirement not met.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. XXXXmonth housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-13): Lender exception with compensating factors.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114621	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception to allow the use of P&L prepared by a tax preparer that is an Annual Filing Season Program Participator per XXXX.gov search.	The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-27): Client elects to waive with compensating factors.			03/27/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114621	XXXX	XXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Insufficient funds for closing costs. Document in file shows gift funds were wired directly to Settlement agent, however, the funds are not reflected on final CD.				Reviewer Comment (2025-04-01): Exception cleared - Received post note Closing Disclosure which reflect gift fund and update the same Closing Disclosure in clarity.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114621	XXXX	XXXX			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Insufficient funds for closing costs. Document in file shows gift funds were wired directly to Settlement agent, however, the funds are not reflected on final CD.				Reviewer Comment (2025-04-01): Exception cleared - Received post note Closing Disclosure which reflect gift fund and update the same Closing Disclosure in clarity.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114621	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Insufficient funds for closing costs. Document in file shows gift funds were wired directly to Settlement agent, however, the funds are not reflected on final CD.				Reviewer Comment (2025-04-01): Exception cleared - Received post note Closing Disclosure which reflect gift fund and update the same Closing Disclosure in clarity.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114621	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient funds for closing costs. Document in file shows gift funds were wired directly to Settlement agent, however, the funds are not reflected on final CD.				Reviewer Comment (2025-04-01): Exception cleared - Received post note Closing Disclosure which reflect gift fund and update the same Closing Disclosure in clarity.	04/01/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114621	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to insufficient funds for closing costs. Document in file shows gift funds were wired directly to Settlement agent, however, the funds are not reflected on final CD.				Reviewer Comment (2025-04-01): Exception cleared - Received post note Closing Disclosure which reflect gift fund and update the same Closing Disclosure in clarity.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114621	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to insufficient funds for closing costs. Document in file shows gift funds were wired directly to Settlement agent, however, the funds are not reflected on final CD.				Reviewer Comment (2025-04-01): Exception cleared - Received post note Closing Disclosure which reflect gift fund and update the same Closing Disclosure in clarity.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114621	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	No cure and no valid COC provided.				Reviewer Comment (2025-04-03): XXXX Received Valid COC along with CD.	04/03/2025			1		A		A		A		A		A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114623	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The most recent valuation inspection is dated prior to the most recent FEMA disaster. Missing disaster inspection, Disaster end date is XXXX.				Reviewer Comment (2025-04-08): Client Approved use of Realtor pictures and Attestation. Reviewer Comment (2025-04-02): This has to be sent to XXXX to verify it is acceptable.	04/08/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114623	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA Verification document is missing in file. Provide HOA document or supporting document for other payments ($XXXX) in REO property.				Reviewer Comment (2025-04-02): REO docs provided.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114623	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA Verification document is missing in file. Provide HOA document or supporting document for other payments ($XXXX) in REO property.				Reviewer Comment (2025-04-02): REO docs provided.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114623	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least XXXX business days prior to closing, and appraisal was not provided at or before closing.	Borrower waived right to receive a copy of the appraisal at least XXXX business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2025-04-02): Verification provided. Seller Comment (2025-03-28): (Rate Lock) If the uploaded proof of appraisal delivery is not sufficient, we elect to waive this condition please.	04/02/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114623	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to HOA verification missing from file. The verification of the business used for income qualification is dated after closing on XXXX.				Reviewer Comment (2025-04-07): Business entity listing provided within XXXX business days prior to note date exception cleared. Reviewer Comment (2025-04-02): Per Guidelines : A VVOE is required for all borrowers and must be completed within XXXX business days of the closing/note date. VVOE provided is post close. HOA documentation received.	04/07/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114623	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	HOA verification missing from file for XXXX additional properties. The verification of the business used for income qualification is dated after closing on XXXX.				Reviewer Comment (2025-04-07): Business entity listing provided within XXXX business days prior to note date exception cleared. Reviewer Comment (2025-04-02): Per Guidelines : A VVOE is required for all borrowers and must be completed within XXXX business days of the closing/note date. VVOE provided is post close. HOA documentation received.	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114623	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		HOA verification missing from file for XXXX additional properties. *****UPDATED [redacted - HOA documentation provided, VVOE dated no more than XXXX days prior to closing required.				Reviewer Comment (2025-04-07): Business entity listing provided within XXXX business days prior to note date exception cleared. Reviewer Comment (2025-04-02): Per Guidelines : A VVOE is required for all borrowers and must be completed within XXXX business days of the closing/note date. VVOE provided is post close. HOA documentation received.	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114623	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	HOA verification missing from the file. The verification of the business used for income qualification is dated after closing on XXXX				Reviewer Comment (2025-04-07): Business entity listing provided within XXXX business days prior to note date exception cleared. Reviewer Comment (2025-04-02): Per Guidelines : A VVOE is required for all borrowers and must be completed within XXXX business days of the closing/note date. VVOE provided is post close. HOA documentation received.	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114623	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-04-02): Fraud report provided.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114624	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Verification of Identification is missing				Reviewer Comment (2025-04-25): Received Verification of Identification in trailing docs. Seller Comment (2025-04-24): (Rate Lock) Please see attached identification for both sponsors	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114625	XXXX	XXXX			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not Tested As Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.	Declarations on initial and Final 1003 show borrower will occupy property as Primary residence.				Reviewer Comment (2025-03-21): Corrected addendum uploaded, exception cleared. Seller Comment (2025-03-21): (Rate Lock) Please see attached corrected declaration Reviewer Comment (2025-03-21): No documentation provided. The final 1003 reflects in section XXXX declarations that the Borrower will occupy the property as their XXXX residence when subject property is an XXXX property. Seller Comment (2025-03-19): (Rate Lock) that is an investment property , please review and clear the condition	03/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114625	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	- Occupancy: ___; Declarations/Will borrower occupy: ___	Declarations on initial and Final 1003 show borrower will occupy property as Primary residence.	Reviewer Comment (2025-03-21): Addendum provided, exception cleared.

Seller Comment (2025-03-21): (Rate Lock) Please see attached corrected declaration

Reviewer Comment (2025-03-21): No documentation provided. The final 1003 reflects in section XXXX declarations that the Borrower will occupy the property as their XXXX residence when subject property is an XXXX property.

Seller Comment (2025-03-19): (Rate Lock) Regarding the below condition , please be advised that as per our final 1003 , the property Occupancy is showing as investment , that also should clear the other condition. Please review and advise ,
Property address is  XXXX
																				03/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114626	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established)	Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on XXXXst lien mortgage loan.	Reviewer Comment (2025-02-27): Re lock documentation provided, system cleared.

Seller Comment (2025-02-25): (Rate Lock) Lock confirmation provided

Reviewer Comment (2025-02-18): Rate from initial lock and closing changed from XXXX% to XXXX%. The loan file does not detail when the new lock occurred (which would be the last date rate set) and therefore the most conservative date (lowest APOR) for compliance testing was used. Please provide evidence of rate lock for the XXXX% the loan closed under and we can consider in our compliance testing.

Seller Comment (2025-02-10): (Rate Lock) APOR is XXXX% and APR of %XXXXdoes not exceed the APOR by XXXX% (as non-QM, XXXX% is only for confirming) this is not an HPML loan and escrow waiver is OK.
02/27/2025	1	C	A	C	A	C	A	C	A	C	A	XXX	Primary	Purchase	If escrow was established before consummation for one impound item but not the other (e.g. taxes but not insurance), cure available by escrowing item that was not previously included. Proof of new escrow setup required.
																																						If no escrow account was established at or before consummation, no cure available.	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114626	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2025-02-27): Re lock documentation provided, system cleared.

Seller Comment (2025-02-25): (Rate Lock) Lock confirmation provided

Reviewer Comment (2025-02-18): Rate from initial lock and closing changed from XXXX% to XXXX%. The loan file does not detail when the new lock occurred (which would be the last date rate set) and therefore the most conservative date (lowest APOR) for compliance testing was used. Please provide evidence of rate lock for the XXXX% the loan closed under and we can consider in our compliance testing.

Seller Comment (2025-02-10): (Rate Lock) APOR is XXXX% and APR of %XXXXdoes not exceed the APOR by XXXX% (as non-QM, XXXX% is only for confirming) this is not an HPML loan and escrow waiver is OK.
																				02/27/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114626	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	XXXX Higher-Priced Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%. Compliant Higher Priced Loan.	Reviewer Comment (2025-02-27): Re lock documentation provided, system cleared.	02/27/2025	1	A	A	A	A	A	A	A	A	A	A	XXX	Primary	Purchase	The cure available on a CA HPML loan is dependent upon which prohibited practice is violated. For any loan with an HPML prepayment penalty violation, the loan CANNOT be cured. For any loan without an HPML prepayment penalty violation, the loan can be cured as follows:

Within 90 days of closing: (1) notify borrower; (2) at borrower's option: offer to make the loan compliant with HPML provisions or change terms in a manner beneficial to the borrower so the loan is no longer HPML; and (3) take appropriate action based on borrower's choice.

																																						(Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within 120 days of discovery or receipt of complaint, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-higher-priced loan or (b) keep loan as higher-priced and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114626	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file only contains XXXX month bank statement for account ending XXXX that was used for income qualification when XXXX months statements are required. *****UPDATE XXXX - Residual Income requirement not met. Account statements for #XXXXno longer required.				Reviewer Comment (2025-03-07): Lender Exception with Compensating Factors provided.	03/07/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114626	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file only contains XXXX month bank statement for account ending XXXX that was used for income qualification when XXXX months statements are required. *****UPDATE XXXX - XXXX Income requirement not met. Account statements for #XXXXno longer required.				Reviewer Comment (2025-03-07): Lender Exception with Compensating Factors provided.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114626	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing XXXX or more guideline components, the loan is at ATR risk.	The loan file only contains XXXX month bank statement for account ending XXXX that was used for income qualification when XXXX months statements are required. *****UPDATE XXXX - Residual Income requirement not met. Account statements for #XXXX no longer required.				Reviewer Comment (2025-03-07): Lender Exception with Compensating Factors provided.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114626	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file only contains XXXX month bank statement for account ending XXXX that was used for income qualification when XXXX months statements are required. *****UPDATE XXXX - Residual Income requirement not met. Account statements for #XXXX no longer required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX % and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors provided. Clean mortgage payment history.	SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-07): CF updated. Reviewer Comment (2025-03-07): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-03-04): Please provide corrected Lender Exception as residual income is only $XXXX, not XXXX. Account statement no longer required.			03/07/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114626	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of ___ is less than AUS required disposable income of ___.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX % and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors provided. Clean mortgage payment history.	SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-07): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-03-04): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated investor qualifying disposable income of $XXXX is less than AUS required disposable income of $XXXX. Reviewer Comment (2025-03-04): Please provide corrected Lender Exception as residual income is only $XXXX, not XXXX. Account statement no longer required. Seller Comment (2025-03-03): (Rate Lock) Exception provided			03/07/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114627	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.					Reviewer Comment (2025-03-22): Waived per client request Seller Comment (2025-03-19): (Rate Lock) If the uploaded proof of appraisal delivery is not sufficient, we elect to waive this condition please. Reviewer Comment (2025-03-17): Document provided does not reflect what document was sent to borrower.			03/22/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114627	XXXX	XXXX			Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	XXXX Constitution Section XXXX (a)(XXXX): Acceptable XXXX title insurance endorsements not obtained for home equity loan. Although the loan file contains the XXXX Endorsement, there is no evidence the Title Policy includes the XXXX XXXXendorsement. (The loan is a XXXXSection XXXX (a)(XXXX) XXXX.)					Reviewer Comment (2025-03-13): Settlement statement reflects endorsements, cleared.	03/13/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114627	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing borrower business narrative and internet search of business to support business narrative.				Reviewer Comment (2025-03-13): Documents provided, system cleared.	03/13/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114627	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing borrower business narrative and internet search of business to support business narrative.				Reviewer Comment (2025-03-13): Documents provided, system cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114627	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing borrower business narrative and internet search of business to support business narrative.				Reviewer Comment (2025-03-13): Documents provided, cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114627	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing XXXX or more guideline components, the loan is at ATR risk.	Missing borrower business narrative and internet search of business to support business narrative.				Reviewer Comment (2025-03-13): Documents provided, system cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114627	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Missing borrower business narrative and internet search of business to support business narrative.				Reviewer Comment (2025-03-13): Documents provided, cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114628	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.					Reviewer Comment (2025-03-31): Client elects to waive. Seller Comment (2025-03-27): Elect to waive and close out this grade XXXX for appraisal delivery XXXX days prior to consumation.			03/31/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114629	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-04-03): XXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Seller Comment (2025-04-02): (Rate Lock) docs provided

Reviewer Comment (2025-03-28): XXXX received LOX for rebuttal response that rush was ordered on XXXX. But the appraisal fee increases of $XXXXfrom $XXXXon XXXX CD and again increase of $XXXX from $XXXX on Final CD dated XXXX and provided LOX for rush requested on XXXX is not within XXXX business days of timeline. Provide valid COC for the fee increased on XXXX CD or additional cure of $XXXX is required to cure this exception.

Seller Comment (2025-03-27): (Rate Lock) Cert provided showing borrower requested the rush fee through the LO. This is a valid CIC and no further cure needed.

Reviewer Comment (2025-03-26): XXXX received rebuttal comment for Rush fee requested. But, provided corresponding COC dated XXXX does not give sufficient information for the fee was increased. Provide additional information and supporting documentation of rush requested or provide additional cure of $XXXX with cure documents to complete remediation.

Seller Comment (2025-03-24): (Rate Lock) App invoice provided; showing increase is due to a rush fee requested. Per the doc, the lender was made aware XXXX and we re-disclosed XXXX. This is within the XXXX business days, so no additional cure should be needed. The cure we applied of $XXXX is sufficient to cover the initial $XXXX increase from XXXXto XXXX.

Seller Comment (2025-03-24): (Rate Lock) Please review COC previously provided for increase in appraisal fee from $XXXX to $XXXX.

Reviewer Comment (2025-03-21): XXXX received cure documents for $XXXXcure but the required cure is $XXXXfor increase in fee from $XXXX to $XXXX. Please provide remaining cure of $XXXX to cure this exception.

Seller Comment (2025-03-20): (Rate Lock) Check for cure, LOE, PCCD and XXXX tracking provided. Tracking #XXXX

Reviewer Comment (2025-03-16): XXXX received COC dated XXXX for increase in fee due to second appraisal order but the provided reason is not sufficient. More information is required on why the second appraisal was required. Please provide information as to what changed circumstance occurred (as defined under XXXX(e)(XXXX)(A)-(F) that resulted in an increase in closing costs.

Seller Comment (2025-03-13): (Rate Lock) Provided COC for increase in appraisal fee to $XXXX, will provide cure documentation ($XXXX) once accounting has prepared the check.
																					04/03/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114629	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower is renting current primary and there is no formal agreement in file to verify housing history.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Originator,SitusAMC Originator,SitusAMC SitusAMC Originator SitusAMC	Reviewer Comment (2025-03-11): Lender exception with compensating factors.			03/11/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114629	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Gift of equity for $XXXX or XXXX% of appraised value from borrower's ex girlfriend where the borrower is currently occupying the property rent free with LTV XXXX % when max is XXXX% which exceeds guidelines.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Originator,SitusAMC Originator,SitusAMC SitusAMC Originator SitusAMC	Reviewer Comment (2025-03-11): Lender exception with compensating factors.			03/11/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114629	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-03-17): 1008 provided with alerts addressed on the fraud report, exception cleared. Seller Comment (2025-03-13): (Rate Lock) 1008 provided	03/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114630	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXXdoes not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	The representative FICO score exceeds the guideline minimum by at least XXXX points.	SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-21): Lender exception with compensating factors.			03/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114630	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Reviewer Comment (2025-06-03): Management summary provided. Cleared.

Seller Comment (2025-05-28): (Rate Lock) LOE and statements provided

Reviewer Comment (2025-04-17): Rental amounts on bank statements do not reflect the rents reflected on lease agreement XXXX reflects XXXX deposit and other another is XXXX. Exception remains.

Seller Comment (2025-04-17): (Rate Lock) Deposits show 'XXXX' for rents

Reviewer Comment (2025-04-16): Unable to verify rents from provided bank statements. Exception remains.

Seller Comment (2025-04-14): (Rate Lock) XXXX month statement provided for month to month release provided by guides

Reviewer Comment (2025-04-11): Guidelines do not state 1007 can be used to verify current rents for a refinance as property is marked tenant occupied on appraisal. Guidelines state if lease converted to month to month and unable to provide rents received property will be treated as unleased which requires a XXXX% LTV reduction XXXX% and subject LTV is XXXX%.

Seller Comment (2025-04-09): (Rate Lock) Income was not used for the calculation, for the documentation part we have an expired lease and a 1007 which shows the current agreement is on month to month basis.

Reviewer Comment (2025-04-07): Provided lease agreement is expired on XXXX. Also, lease agreement does not states that lease agreement has been converted to month-to month. Require new executed lease agreement. Exception Remains.

Seller Comment (2025-04-03): (Rate Lock) Lease provided

Reviewer Comment (2025-03-27): Required Lease agreement. Exception Remains.

Seller Comment (2025-03-25): (Rate Lock) 1007 from the investor package page XXXX and XXXX used and rental income from subject property is not used.
																				06/03/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114631	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The loan file is missing a mortgage statement for XXXX				Reviewer Comment (2025-03-12): Documentation provided.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114633	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Employer Identification Number (EIN) or W-9 is not provided for business Entity.				Reviewer Comment (2025-04-08): W-9 form is received for EIN number. Exception cleared. Seller Comment (2025-04-08): (Rate Lock) EIN provided and confirmation borrower is in good standing	04/08/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114633	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (2025-04-11): COGS provided, exception cleared. Seller Comment (2025-04-09): (Rate Lock) cogs provided Reviewer Comment (2025-04-08): Can not confirm status from W-9 form. Require Certificate of Good Standing. Exception remains. Seller Comment (2025-04-08): (Rate Lock) EIN provided and confirmation borrower is in good standing	04/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114634	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least XXXX business days prior to closing.	The Disclosure Summary reflect the initial Closing Disclosure was issued on XXXX. This Closing Disclosure is missing from the loan file.				Reviewer Comment (2025-03-17): XXXX received XXXX CD XXXX business days prior to consummation.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114635	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	The maximum LTV is XXXX% for a Purchase, however there is a XXXX% LTV hit for loan amount under $XXXX. Calculated loan to value percentage of XXXX% exceeds Guideline loan to value percentage of XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-13): Lender Exception with Compensating Factors provided.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114635	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	The maximum CLTV is XXXX% for a Purchase, however, there is a XXXX% LTV hit for loan amount under $XXXX. Calculated combined loan to value percentage of XXXX% exceeds Guideline combined loan to value percentage of XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-13): Lender Exception with Compensating Factors provided.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114635	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	The minimum loan amount is $XXXX, however the subject loan amount is $XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXXX.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-13): Lender Exception with Compensating Factors provided.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114636	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Borrower only has XXXX months reserves when XXXX months are required.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-16): Lender exception with compensating factors.			03/16/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114636	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrower only has XXXX months reserves when XXXX months are required. The Borrower's business does not have a XXXX party verification of start date that was conducted within XXXX days prior to Note. The least XXXX (XXXX)verification within the loan file was not dated.				Reviewer Comment (2025-03-20): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-03-20): (Rate Lock) Third party verification document provided and associated, and exception provided for reserves provided. Please clear.	03/20/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114636	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower only has XXXX months reserves when XXXX months are required. The Borrower's business does not have a third party verification of start date that was conducted within XXXX days prior to Note. The least XXXX (XXXX) verification within the loan file was not dated.				Reviewer Comment (2025-03-20): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-03-20): (Rate Lock) Third party verification document provided and associated, and exception provided for reserves provided. Please clear.	03/20/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114636	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	Transfer Fee increased to $XXXX without a valid change of circumstance, cure was provided.				Reviewer Comment (2025-03-13): Sufficient Cure Provided At Closing		03/13/2025		1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114636	XXXX	XXXX			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Lender approved exception for the Borrower having XXXX months reserves when XXXX months are required.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-16): Lender exception with compensating factors.			03/16/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114636	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower only has XXXX months reserves when XXXX months are required.				Reviewer Comment (2025-03-20): Documents received, system cleared. Seller Comment (2025-03-20): (Rate Lock) Third party verification document provided and associated, and exception provided for reserves provided. Please clear.	03/20/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114636	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Borrowers business does not have a XXXX party verification of start date that is conducted within XXXX days prior to Note. The XXXX verification within the in the loan file was not dated.				Reviewer Comment (2025-03-18): Third party verification document provided and associated. Exception cleared	03/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114636	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The Borrower's business does not have a XXXX party verification of start date that was conducted within XXXX days prior to Note. The XXXX verification within the loan file was not dated.				Reviewer Comment (2025-03-18): Third party verification document provided and associated. Exception cleared	03/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114639	XXXX	XXXX			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	XXXX budget has a net operating loss (expenses is higher than income) and the budget is not allocating any funds for reserves. Budget does not meet XXXX% reserve allocation.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-13): Lender exception with compensating factors.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114639	XXXX	XXXX			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-					Reviewer Comment (2025-03-14): E-Sign Consent Agreement received and associated. Exception cleared. Seller Comment (2025-03-13): (Rate Lock) Doc provided	03/14/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114639	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a XXXX W2 transcript results came back no record of return.				Reviewer Comment (2025-03-13): Lender exception with compensating factors, system cleared.	03/13/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114639	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a XXXX W2 transcript results came back no record of return.				Reviewer Comment (2025-03-13): Lender exception with compensating factors, system cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114639	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing XXXX or more guideline components, the loan is at ATR risk.	The loan file is missing a XXXX W2 transcript results came back no record of return.				Reviewer Comment (2025-03-13): Lender exception with compensating factors, system cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114639	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a XXXX W2 transcript results came back no record of return.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-13): Lender exception with compensating factors.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114640	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.				Reviewer Comment (2025-03-17): Lender elects to waive. Seller Comment (2025-03-13): (Rate Lock) We accept and elect to waive Reviewer Comment (2025-03-13): Report was completed XXXX day prior to closing. Exception is an EV2 and can be elected to waive.			03/17/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114641	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.					Reviewer Comment (2025-03-19): Delivery provided. Cleared. Seller Comment (2025-03-17): (Rate Lock) If the uploaded proof of appraisal delivery is not sufficient, we elect to waive this condition please.	03/19/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase		B	A	A	A	B	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114642	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:XXXX Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXXexceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $ -XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-15): XXXX received a valid COC.	04/15/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114642	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Guidelines require XXXX months of proof of the receipt of rental income, proof of receipt not obtained for property XXXX as tenant pays cash. NSF's on bank statements of business entities are in excess of maximum allowed by guidelines. Guidelines allow a maximum of XXXX in XXXX months, XXXX allowed in each XXXX qmonth segment. LOE explaining the NSF's was provided, borrower explained as both borrowers having to step back from business operations to care for family while arranging long term care and have since returned to normal business operation.				Reviewer Comment (2025-04-17): Lender Exception with Compensating Factors, system cleared.	04/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114642	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for multiple overdrafts between the business.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been employed in the same industry for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-17): Lender Exception with Compensating Factors.			04/17/2025	2		B		B		B		B		B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114642	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for using non-subject rental income without verifiable proof of receipt, as tenant pays cash.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been employed in the same industry for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-17): Lender Exception with Compensating Factors.			04/17/2025	2		B		B		B		B		B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114643	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003	Final 1003 is missing.	Borrower has verified disposable income of at least $XXXX . Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Documentation Type: XXXXmo Bank Statement Disposable Income: $XXXX Borrower's Own Funds Percent: XXXX% Borrower's Own Funds Amount: $XXXX DTI: XXXX% Guideline Maximum DTI: XXXX%	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.

Seller Comment (2025-04-02): (Rate Lock) exception provided

Reviewer Comment (2025-03-27): Exception Remains - Required 1003 with signed and dated on note date which is final 1003. Provided 1003 is not signed and dated.

Seller Comment (2025-03-27): (Rate Lock) This is not date specific, and the 1003 provided is sufficient

Reviewer Comment (2025-03-25): Final 1003 signed and dated on note date is missing. Exception remains

Seller Comment (2025-03-24): (Rate Lock) Final 1003 was present in signed closing docs. Please review.
																						04/04/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114643	XXXX	XXXX			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-					Reviewer Comment (2025-03-25): HOA questionnaire received and associated. Exception cleared. Seller Comment (2025-03-24): (Rate Lock) Condo docs provided	03/25/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114643	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least XXXX business days prior to consummation	Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least XXXX business days prior to consummation. Note Date XXXX is not XXXX days after signature date of XXXX	Reviewer Comment (2025-03-30): XXXX received LOA

Seller Comment (2025-03-27): (Rate Lock) Cert provided stating escrow CD was not sent to the borrower

Reviewer Comment (2025-03-25): XXXX received rebuttal. However, please see doc ID XXXX with XXXX% APR on Page XXXX. this is causing to reflects APR exceeds over XXXX%. If a disclosure was not issued to borrower, XXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2025-03-24): (Rate Lock) ICD from XXXX has APR of XXXX and increased to XXXX on XXXX. Increase is only XXXX and less than XXXX therefore waiting period does not need re-opened.
																				03/30/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114643	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-03-31): Documents received, system cleared. Seller Comment (2025-03-27): (Rate Lock) Uploaded	03/31/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114644	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence of Access to Funds is missing in file.				Reviewer Comment (2025-03-18): Provided CPA letter is dated in file confirming there will not be any negative impact on the business fund. Exception cleared	03/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114644	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence of Access to Funds is missing in file.				Reviewer Comment (2025-03-18): Provided CPA letter is dated in file confirming there will not be any negative impact on the business fund. Exception cleared	03/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114644	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Provide the CPA letter with borrower business ownership and stating that the withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations. The CPA letter in file is not dated.				Reviewer Comment (2025-03-18): Provided CPA letter is dated in file confirming borrower ownership. Exception cleared	03/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114644	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Provide the CPA letter with borrower business ownership and stating that the withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations. The CPA letter in file is not dated.				Reviewer Comment (2025-03-18): Provided CPA letter is dated in file confirming borrower ownership. Exception cleared	03/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114644	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject transaction is a refinance with the property listed for sale from XXXX to XXXX which is ineligible per guidelines - Listing has now been removed.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXXyears. The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-14): Lender exception with compensating factors.			03/14/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114645	XXXX	XXXX			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than XXXX days prior to the note date.	-	The lender exception has been requested and allow credit report thru XXXX when expired XXXX as loan is ready.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	LTV is < XXXX%.	SitusAMC Originator	Reviewer Comment (2025-03-12): Lender exception with compensating factors.			03/12/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114645	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower is a XXXX time investor - borrower inherited the property in XXXXfrom deceased XXXX and home was listed for sale within the last XXXX months and is a cash out refinance which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	LTV is < XXXX%.	SitusAMC Originator	Reviewer Comment (2025-03-12): Lender exception with compensating factors.			03/12/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114646	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. XXXX month housing history. Low LTV of XXXX%. No derogatory credit.	SitusAMC Originator,SitusAMC Originator Originator Originator	Reviewer Comment (2025-03-12): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-10): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-03-07): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			03/12/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114646	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is living rent free.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. XXXX month housing history. Low LTV of XXXX%. No derogatory credit.	SitusAMC Originator,SitusAMC Originator Originator Originator	Reviewer Comment (2025-03-12): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-10): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-03-07): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			03/12/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114647	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final HUD-1/Closing statement is missing on file.				Reviewer Comment (2025-03-10): Document provided, exception cleared. Seller Comment (2025-03-06): attached	03/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114647	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Certificate is present, but not signed by the borrower.				Reviewer Comment (2025-03-10): Document provided, exception cleared. Seller Comment (2025-03-06): Pls review cls package uploaded	03/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114647	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Occupancy certification is present but not signed by the borrower.				Reviewer Comment (2025-03-10): Document provided, exception cleared. Seller Comment (2025-03-06): pls rev cls pck provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114647	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		Note - Subject Lien is present, but not signed by the borrower.				Reviewer Comment (2025-03-10): Document provided, exception cleared. Seller Comment (2025-03-06): pls review cls pck provided	03/10/2025			1	D	A	D	A	D	A	D	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114647	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note Addendum - Prepayment is present, but not signed by the borrower.				Reviewer Comment (2025-03-10): Document provided, exception cleared. Seller Comment (2025-03-06): pls review cls pck provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114647	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - XXXX Family not provided		Rider - XXXX Family is present, but not signed by the borrower.				Reviewer Comment (2025-03-10): Document provided, exception cleared. Seller Comment (2025-03-06): pls review cls pck provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114647	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided		Rider - Condo is present, but not signed by the borrower.				Reviewer Comment (2025-03-10): Document provided, exception cleared. Seller Comment (2025-03-06): pls review cls pck provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114647	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Prepayment Rider and XXXX Family/Multi-Family/Mixed Use Rider (Assignment of Rents) is present, but not signed by the borrower.				Reviewer Comment (2025-03-10): Document provided, exception cleared. Seller Comment (2025-03-06): pls review cls pck provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114647	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Security Instrument - Subject Lien is present, but not signed by the borrower.				Reviewer Comment (2025-03-10): Document provided, exception cleared. Seller Comment (2025-03-06): pls review cls pck provided	03/10/2025			1	D	A	D	A	D	A	D	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114647	XXXX	XXXX			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	Lender approved exception for a non-warrantable condo.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Association has low delinquencies, is XXXX % owner occupied, has high reserves allocation (XXXX%), and has low single entity at XXXX%.	Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-03-12): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-03-10): Please provide compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-03-06): Please clarify what is needed to clear exception. Seller Comment (2025-03-06): attached			03/12/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114647	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Final HUD-1/Closing statement is missing to verify cash to borrower amount.				Reviewer Comment (2025-03-10): Document provided, exception cleared. Seller Comment (2025-03-06): pls review cls pck provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114647	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final signed 1003 not provided.				Reviewer Comment (2025-03-10): Document provided, exception cleared. Seller Comment (2025-03-06): pls review cls pck provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114649	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Lender requested an exception which was approved for DSCR score is less than XXXX with compensating factors credit score above XXXX points, XXXX month housing history and PITIA reserves more than XXXX months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history.	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-14): Lender Exception with Compensating Factors.			03/14/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114650	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC is not provided in file.				Reviewer Comment (2025-03-11): Received Seller Comment (2025-03-07): (Rate Lock) Please see the attached OFAC search for the borrowing entity. The guarantor's background search shows on the last page under "Report Section with no Matches" that there is no OFAC match for [redact].	03/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114651	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for the borrowing entity.				Reviewer Comment (2025-04-07): Provided. Seller Comment (2025-04-03): (Rate Lock) See attached XXXX search	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114652	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	File is missing third-party verification of business within XXXX days prior to Note date, and the loan file does not document the ownership percentage of the borrower in the business entity.				Reviewer Comment (2025-04-02): Date of document showing percentage of ownership provided.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114652	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation discrepancy due to missing third-party verification of business within XXXX days prior to Note date, and the loan file does not document the ownership percentage of the borrower in the business entity.				Reviewer Comment (2025-04-02): Date of document showing percentage of ownership provided.	04/02/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114652	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records.	Waterfall due to missing third-party verification of business within XXXX days prior to Note date, and the loan file does not document the ownership percentage of the borrower in the business entity.				Reviewer Comment (2025-04-02): Date of document showing percentage of ownership provided.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114652	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing third-party verification of business within XXXX days prior to Note date, and the loan file does not document the ownership percentage of the borrower in the business entity.				Reviewer Comment (2025-04-02): Date of document showing percentage of ownership provided.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114652	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Waterfall due to missing third-party verification of business within XXXX days prior to Note date, and the loan file does not document the ownership percentage of the borrower in the business entity.				Reviewer Comment (2025-04-02): Date of document showing percentage of ownership provided.	04/02/2025			1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114652	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $ XXXX without a valid COC. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-04-11): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Reviewer Comment (2025-04-04): XXXX received LOE dated XXXX, but it does not give sufficient information on why the fee was increased as received invoice is not valid reason for increase.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																					04/11/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114652	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing XXXX or more guideline components, the loan is at ATR risk.	Waterfall due to missing third-party verification of business within XXXX days prior to Note date, and the loan file does not document the ownership percentage of the borrower in the business entity.				Reviewer Comment (2025-04-02): Date of document showing percentage of ownership provided.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114652	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing third-party verification of business within XXXX days prior to Note date, and the loan file does not document the ownership percentage of the borrower in the business entity.				Reviewer Comment (2025-04-02): Date of document showing percentage of ownership provided.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114653	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require at least XXXX tradelines reporting for a minimum of XXXX months, with activity in the last XXXX months. The Borrower meets the XXXX year requirement but only has XXXX trade that meets the minimum tradeline requirement and it is not a mortgage.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	XXXX month housing history.	SitusAMC Originator	Reviewer Comment (2025-03-17): Lender exception with compensating factors.			03/17/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114653	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Evidence of Borrower's ownership in the business that funds were used for closing/reserves is not documented in the loan file.	Reviewer Comment (2025-04-07): Business bank statement not used to qualify. New 1003 provided.

Seller Comment (2025-04-03): (Rate Lock) Exception updated for reserves - 1003 updated to remove business assets

Reviewer Comment (2025-03-31): Percentage of ownership or operating agreement is required to verify full access to funds.

Seller Comment (2025-03-27): (Rate Lock) It does not need to reflect ownership as it gives right to both parties equal access to the use of the business funds account.

Reviewer Comment (2025-03-26): The provided document does not shows ownership %. Exception remains.

Seller Comment (2025-03-25): (Rate Lock) Authorization to use the account provided

Reviewer Comment (2025-03-19): As per 1003 and 1008, funds from business account were used for qualifying purpose. Please provide evidence of borrower's ownership or access letter to verify the use of business funds. Exception remains.

Seller Comment (2025-03-18): (Rate Lock) This account was provided to show MTG history - funds from this account are not needed for this loan - please review
																				04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114653	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-03-20): Documents received, system cleared.	03/20/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114653	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.		The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	XXXX month housing history. XXXX years PPP. The DSCR of XXXX is greater than the minimum required DSCR of XXXX.	SitusAMC Originator Originator Originator	Reviewer Comment (2025-04-07): Lender Exception with Compensating Factors.			04/07/2025	2		B		B		B		B		B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114654	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.					Reviewer Comment (2025-03-11): Lender Acknowledges exception. Seller Comment (2025-03-07): please waive			03/11/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114654	XXXX	XXXX			Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is XXXX months prior to consummation. A lookback was performed to determine this application date.					Reviewer Comment (2025-03-11): Lender Acknowledges exception. Seller Comment (2025-03-07): Please waive			03/11/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114654	XXXX	XXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: XXXX						Reviewer Comment (2025-03-11): Received Seller Comment (2025-03-07): See attached field review	03/11/2025			1	D	A	D	A	D	A	D	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114654	XXXX	XXXX			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard Insurance Policy expires within XXXX days of the Note Date.						Reviewer Comment (2025-03-11): Received Seller Comment (2025-03-07): See attached HOI for walls in expires XXXX. Master policy is good through XXXX.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114654	XXXX	XXXX			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.						Reviewer Comment (2025-03-11): Lender Acknowledges exception. Seller Comment (2025-03-07): Please waive immaterial			03/11/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114654	XXXX	XXXX			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.						Reviewer Comment (2025-03-11): Lender Acknowledges exception. Seller Comment (2025-03-07): Please waive immaterial			03/11/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114658	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file reflects XXXX overdrafts in the most recent XXXXmonths which exceeds guidelines.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. Miscellaneous The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Borrower on job XXXX+ years. DTI is at least XXXX% < the guideline maximum. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator SitusAMC	Reviewer Comment (2025-03-03): Lender exception with compensating factors.			03/03/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114658	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note and DOT as an individual as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. Miscellaneous The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Borrower on job XXXX+ years. DTI is at least XXXX% < the guideline maximum. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator SitusAMC	Reviewer Comment (2025-03-10): Guarantee agreement in file. . Seller Comment (2025-03-06): (Rate Lock) Request to waive - Per previous conversation, as long as there is a Guarantee agreement in the file the borrower is NOT required to sign as an individual.			03/10/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114659	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file uses XXXX months of personal bank statements to qualify however, the deposits are mostly cash which cannot be sourced.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Borrower has been employed in the same industry for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-21): Lender exception with compensating factors.

Seller Comment (2025-03-21): Compensating Factors:
FICO of XXXX
TIME ON JOB OF XXXX-YEARS OR GREATER
DTI of XXXX%
HOUSING HISTORY of XXXXxXXXXxXXXX
Borrower Exception Requested:
Requesting exception for self-employed income and Over Drafts.  Borrower has been a XXXX for XXXX years. Using XXXX months of personal bank statements to qualify. Unable to source deposits as they are mostly cash derived from his customers and typical for this profession. No deposit in the last XXXX months exceeded $XXXX. XXXX NSF and XXXX overdrafts which borrower says he utilizes his overdraft protection often to lessen making multiple cash deposits at a bank or ATM.
Customer Compensating Factors:
																						03/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114659	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The bank statements in file reflect XXXX NSF and XXXX overdrafts. Borrower states he utilizes overdraft protection to lessen making multiple cash deposits at bank or ATM.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Borrower has been employed in the same industry for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-21): Lender exception with compensating factors.

Seller Comment (2025-03-21): Compensating Factors:
FICO of XXXX
TIME ON JOB OF XXXX-YEARS OR GREATER
DTI of XXXX%
HOUSING HISTORY of XXXX

Borrower Exception Requested:
Requesting exception for self-employed income and Over Drafts.  Borrower has been a XXXX for XXXX years. Using XXXX months of personal bank statements to qualify. Unable to source deposits as they are mostly cash derived from his customers and typical for this profession. No deposit in the last XXXX months exceeded $XXXX. XXXX NSF and XXXX overdrafts which borrower says he utilizes his overdraft protection often to lessen making multiple cash deposits at a bank or ATM.
Customer Compensating Factors:
																						03/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114660	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established)	Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on XXXXst lien mortgage loan.	Mandatory escrow account not established on 1st lien mortgage loan.	Reviewer Comment (2025-03-31): Re-rate lock provided.

Seller Comment (2025-03-25): (Rate Lock) Re-lock showing note rate at XXXX%

Seller Comment (2025-03-25): (Rate Lock) This is incorrect, as this is non-QM it is XXXX% only conventional is XXXX%

Reviewer Comment (2025-03-25): HPML for this loan amount is XXXX or more percentage points. Rate lock data capture shows both lock dates were locked at XXXX%, which is not the Note rate. And we are missing evidence of when the rate was re-locked at Note rate of XXXX%. Need rate lock form or other evidence of when rate was re-locked at XXXX%. Calculations will then be re-reviewed.

Seller Comment (2025-03-19): (Rate Lock) This is not the correct calculation. XXXX% is for conventional files and XXXX% is for Non-QM. This file is not HPML, please clear these conditions.
03/31/2025	1	C	A	C	A	C	A	C	A	C	A	XXX	Primary	Purchase	If escrow was established before consummation for one impound item but not the other (e.g. taxes but not insurance), cure available by escrowing item that was not previously included. Proof of new escrow setup required.
																																						If no escrow account was established at or before consummation, no cure available.	C	B	B	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114660	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2025-03-31): Re-rate lock provided.

Seller Comment (2025-03-25): (Rate Lock) Re-lock showing note rate at XXXX%

Seller Comment (2025-03-25): (Rate Lock) This is incorrect, as this is non-QM it is XXXX% only conventional is XXXX%

Reviewer Comment (2025-03-25): HPML for this loan amount is XXXX or more percentage points. Rate lock data capture shows both lock dates were locked at XXXX%, which is not the Note rate. And we are missing evidence of when the rate was re-locked at Note rate of XXXX%.  Need rate lock form or other evidence of when rate was re-locked at XXXX%. Calculations will then be re-reviewed.

Seller Comment (2025-03-19): (Rate Lock) This is not the correct calculation. XXXX% is for conventional files and XXXX% is for Non-QM. This file is not HPML, please clear these conditions.
																				03/31/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114660	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure provided on XXXX does not disclosed the reason there is no escrow account established.				Reviewer Comment (2025-03-28): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-03-27): (Rate Lock) pccd provided		03/28/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114660	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document a housing history as the Borrower pays in cash and unable to verify payment history.	Borrower has verified disposable income of at least $XXXX . Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. Miscellaneous	Borrower has worked in the same position for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. XXXX month housing history.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-13): Lender exception with compensating factors.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114660	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file documents the Borrower received gift funds for the total down payment within out meeting the require contribution.	Borrower has verified disposable income of at least $XXXX . Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. Miscellaneous	Borrower has worked in the same position for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. XXXX month housing history.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-13): Lender exception with compensating factors.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114661	XXXX	XXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The loan coverage was not provided on the preliminary title within the loan file.				Reviewer Comment (2025-03-14): Documents received, system cleared.	03/14/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114661	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-	The red-flagged issues listed on the fraud report were not addressed and cleared.				Reviewer Comment (2025-03-14): Documents received, system cleared.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114662	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: XXXX	There is a lower level tertiary product that does not support the qualifying value.	Reviewer Comment (2025-03-13): Waived per client request

Seller Comment (2025-03-11): (Rate Lock) Please waive and downgrade to EV2

Reviewer Comment (2025-03-11): Exception is an EV2 and can be elected to waive.

Seller Comment (2025-03-07): (Rate Lock) Please provide guidance as to what is needed from the loan seller to clear these conditions. XXXX DSCR guidelines state that if the appraisal review does not support the appraised value within XXXX% to order a field review. The field review ordered supports the appraised value which means that it meets guideline requirements (see Section XXXX B).
																						03/13/2025	2	A	A	A	A	A	A	A	A	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	A			B	B	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114662	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: XXXX	Note Date: ___; Lien Position: ___	secondary valuation supports the value. Lower level tertiary product that does not support the qualifying value	Reviewer Comment (2025-03-13): Waived per client request

Seller Comment (2025-03-11): (Rate Lock) Please waive and downgrade to EV2

Reviewer Comment (2025-03-11): Exception is an EV2 and can be elected to waive.

Seller Comment (2025-03-07): (Rate Lock) Please provide guidance as to what is needed from the loan seller to clear these conditions. XXXX DSCR guidelines state that if the appraisal review does not support the appraised value within XXXX % to order a field review. The field review ordered supports the appraised value which means that it meets guideline requirements (see Section XXXXB).
																						03/13/2025	2	A	A	A	A	A	A	A	A	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	A			B	B	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114662	XXXX	XXXX			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Final Title is not provided in file				Reviewer Comment (2025-03-11): Title coverage provided, exception cleared. Seller Comment (2025-03-07): (Rate Lock) Please see attached title commitment - coverage is listed on Schedule XXXX. The final title policy will be issued by the title company after the security instrument is recorded and will process as a trailing doc with the loan buyer	03/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	A			B	B	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114662	XXXX	XXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2025-03-19): Correct title amount provided. Seller Comment (2025-03-15): (Rate Lock) Please see attached title commitment with coverage of $XXXX.	03/19/2025			1		A		A		A		A		A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	A			B	B	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114663	XXXX	XXXX			Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	-					Reviewer Comment (2025-04-03): Cleared. Seller Comment (2025-04-01): (Rate Lock) Please see attached Spousal Waiver and Consent form	04/03/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114664	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Reviewer Comment (2025-03-31): Waived per client request.

Seller Comment (2025-03-27): (Rate Lock) Lender accepts the EV2 and wishes to waive.

Reviewer Comment (2025-03-26): Proof final appraisal report received by borrower on XXXX which is not XXXX days prior to consummation date and exceptions remains a EV2.

Seller Comment (2025-03-24): (Rate Lock) Proof borrower received the email from the LO with the original appraisal from XXXX provided.

Reviewer Comment (2025-03-24): HPML requires appraisal to be received XXXX business days prior to consummation date.  The final appraisal report is dated XXXX which is only XXXXcalendar days prior to consummation date and the initial appraisal report was emailed to borrower on XXXX which is XXXX days prior to consummation date but there is no proof borrower received appraisal on the XXXX so due to XXXX mailing the receipt is XXXX which is not XXXX days prior to consummation date.

Seller Comment (2025-03-22): (Rate Lock) proof provided

Seller Comment (2025-03-20): (Rate Lock) Original appraisal sent to borrower XXXX with proof. The last name was wrong and original provided to show now change in value as effective date remained the same.
																						03/31/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	A	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114664	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2025-03-26): Documents received, system cleared.

Seller Comment (2025-03-24): (Rate Lock) Proof borrower received the email from the LO with the original appraisal from XXXX provided.

Reviewer Comment (2025-03-24): HPML requires appraisal to be received XXXX business days prior to consummation date.  The final appraisal report is dated XXXX which is only XXXXcalendar days prior to consummation date and the initial appraisal report was emailed to borrower on XXXX which is XXXX days prior to consummation date but there is no proof borrower received appraisal on the XXXX so due to XXXXmailing the receipt is XXXX which is not XXXX days prior to consummation date.

Seller Comment (2025-03-22): (Rate Lock) proof provided

Seller Comment (2025-03-20): (Rate Lock) Original appraisal sent to borrower XXXX with proof. The last name was wrong and original provided to show now change in value as effective date remained the same.
																				03/26/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	A	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114664	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX) business days prior to consummation.	Reviewer Comment (2025-03-26): Documents received, system cleared.

Seller Comment (2025-03-24): (Rate Lock) Proof borrower received the email from the LO with the original appraisal from XXXX provided.

Reviewer Comment (2025-03-24): HPML requires appraisal to be received XXXX business days prior to consummation date.  The final appraisal report is dated XXXX which is only XXXXcalendar days prior to consummation date and the initial appraisal report was emailed to borrower on XXXX which is XXXX days prior to consummation date but there is no proof borrower received appraisal on the XXXX so due to XXXXmailing the receipt is XXXX which is not XXXX days prior to consummation date.

Seller Comment (2025-03-22): (Rate Lock) proof provided

Reviewer Comment (2025-03-20): Appraisal delivery provided is for preliminary appraisal. Require evidence confirming that the borrower received appraisal report dated XXXX. Exception Remains.

Seller Comment (2025-03-20): (Rate Lock) Original appraisal sent to borrower XXXX with proof. The last name was wrong and original provided to show now change in value as effective date remained the same.
																				03/26/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	A	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114664	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus XXXX% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-03-12): Sufficient Cure Provided At Closing		03/12/2025		1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114664	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least XXXX) business days prior to closing.	Initial CD is not signed and dated.				Reviewer Comment (2025-03-17): XXXX received disclosure summary for CD dated XXXX Seller Comment (2025-03-15): (Rate Lock) Proof CD was sent and viewed XXXX	03/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114664	XXXX	XXXX			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant XXXX business days prior to consummation.					Reviewer Comment (2025-03-31): Waived per client request Seller Comment (2025-03-27): (Rate Lock) Lender accepts the EV2 and wishes to waive. Reviewer Comment (2025-03-26): Exception Remains - Required receipt of appraisal delivered to borrower after report date prior to XXXX days of note date. Reviewer Comment (2025-03-26): Proof final appraisal report received by borrower on XXXX which is not XXXX days prior to consummation date and exception is now an EV2.			03/31/2025	2		B		B		B		B		B		XXX	Primary	Purchase		C	B	A	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114665	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: Unverifiable housing history for past XXXX months. We have a private VOR for past XXXX but no checks. Prior home was owned by borrower and ex-spouse and the mortgage was in the ex-spouses name (so no obtainable history of payment).	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-24): Lender Exception with Compensating Factors.			03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		B	B	B	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114666	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property was purchased XXXX and subject transaction is a XXXX out using short term rental which is ineligible per guidelines.	The representative FICO score exceeds the guideline minimum by at least XXXX points. The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record	Lender Exception with Compensating Factors provided. The DSCR of XXXX is greater than the minimum required DSCR of XXXX. Borrower's Experience/Track Record. Currently holds XXXX Properties as XXXX.	Originator,SitusAMC Originator Originator	Reviewer Comment (2025-03-11): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-07): (Rate Lock) Please see UW exception approval from loan buyer Reviewer Comment (2025-03-06): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			03/11/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114667	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Minimum DSCR score is XXXX, the Borrower's calculated DSCR is XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXX month housing history.	SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-18): Lender exception with compensating factors.			03/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114668	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Guideline required PITIA months are XXXX while calculated is XXXX.				Reviewer Comment (2025-03-14): Reserve requirements meet. Exception cleared	03/14/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114668	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Gift amount of $XXXX exceeds XXXX% of the purchase price which exceeds guidelines.	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrower's Experience/Track Record Miscellaneous	Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience. Currently holds XXXX Properties. Revolving credit utilization is XXXX%	SitusAMC SitusAMC SitusAMC SitusAMC,Originator Originator	Reviewer Comment (2025-03-21): Lender Exception with Compensating Factors. Seller Comment (2025-03-19): (Rate Lock) CF updated please review Reviewer Comment (2025-03-18): Borrower's revolving balance is $XXXX and the amount owned is $XXXX, which is XXXX%, not XXXX%. Correct CF please. Seller Comment (2025-03-14): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-03-12): Please provide compelling compensating factors for consideration of downgrading/waiving exceptions.			03/21/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114668	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower funds of XXXX were used toward down payments when purchase agreement is dated XXXX also to be used to meet XXXX% minimum contribution when gift funds are being used.	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrower's Experience/Track Record Miscellaneous	Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience. Currently holds XXXX Properties. Revolving credit utilization is XXXX%	SitusAMC SitusAMC SitusAMC SitusAMC,Originator Originator	Reviewer Comment (2025-03-21): Lender Exception with Compensating Factors. Seller Comment (2025-03-19): (Rate Lock) CF updated please review Reviewer Comment (2025-03-18): Borrower's revolving balance is $XXXX and the amount owned is $XXXX, which is XXXX%, not XXXX%. Correct CF please. Seller Comment (2025-03-14): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-03-12): Please provide compelling compensating factors for consideration of downgrading/waiving exceptions.			03/21/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114668	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Deposits of XXXX from one entity and XXXX from another entity are repayment money lent without a loan agreement or evidence of outgoing loans.	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrower's Experience/Track Record Miscellaneous	Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience. Currently holds XXXX Properties. Revolving credit utilization is XXXX%	SitusAMC SitusAMC SitusAMC SitusAMC,Originator Originator	Reviewer Comment (2025-03-21): Lender Exception with Compensating Factors. Seller Comment (2025-03-19): (Rate Lock) CF updated please review Reviewer Comment (2025-03-18): Borrower's revolving balance is $XXXX and the amount owned is $XXXX, which is XXXX%, not XXXX%. Correct CF please. Seller Comment (2025-03-14): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-03-12): Please provide compelling compensating factors for consideration of downgrading/waiving exceptions.			03/21/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114668	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	DSCR of XXXX does not meet guidelines of XXXX.	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrower's Experience/Track Record Miscellaneous	Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience. Currently holds XXXX Properties. Revolving credit utilization is XXXX%	SitusAMC SitusAMC SitusAMC SitusAMC,Originator Originator	Reviewer Comment (2025-03-21): Lender Exception with Compensating Factors. Seller Comment (2025-03-19): (Rate Lock) CF updated please review Reviewer Comment (2025-03-18): Borrower's revolving balance is $XXXX and the amount owned is $XXXX, which is XXXX%, not XXXX%. Correct CF please. Seller Comment (2025-03-14): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-03-12): Please provide compelling compensating factors for consideration of downgrading/waiving exceptions.			03/21/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114669	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrowers did not sign the Note and DOT as individuals as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least redacted]% and $redacted]. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by XXXX. The representative FICO score exceeds the guideline minimum by at least redacted] points. Miscellaneous	Borrower signed Guarantor Agreement.	SitusAMC SitusAMC SitusAMC SitusAMC Originator	Reviewer Comment (2025-03-19): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-17): (Rate Lock) Exception added for this please review			03/19/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114670	XXXX	XXXX			Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Credit history reflects lates that do not meet guidelines.	- Credit history reflects a total of ___ reported late payments.	Credit history reflects a total of XXXX reported late payments on a disputed account. Guidelines require a Letter of Explanation (LOE) to be provided for any disputed tradelines with derogatory information reported in the last least XXXX (XXXX) years.				Reviewer Comment (2025-05-02): Provided. Seller Comment (2025-04-29): (Rate Lock) Please see attached dated XXXX Reviewer Comment (2025-04-28): Documentation dated post close. Provide evidence the borrower provided the credit requirements prior to closing. Seller Comment (2025-04-25): (Rate Lock) Please see attached LOE	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114671	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Lender requested exception for dscr score below XXXX at XXXX with Compensating factors FICO XXXX and XXXX months reserve.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-13): Lender Exception with Compensating Factors.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114671	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV exceeds guideline max of XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX	Originator,SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-19): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-17): (Rate Lock) Please review updated exception			03/19/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114671	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	LTV exceeds guideline max of XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX	Originator,SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-19): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-17): (Rate Lock) Please review updated exception			03/19/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114671	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided						Reviewer Comment (2025-03-24): Received Note Document. Exception Cleared. Seller Comment (2025-03-21): (Rate Lock) DOT and note provided Reviewer Comment (2025-03-19): Note uploaded was not for the subject transaction. Reviewer Comment (2025-03-18): No Note for the subject was uploaded.	03/24/2025			1	D	A	D	A	D	A	D	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114671	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided						Reviewer Comment (2025-03-24): Received Security Instrument. Exception Cleared. Seller Comment (2025-03-21): (Rate Lock) DOT and note provided Reviewer Comment (2025-03-19): Mortgage uploaded was not for the subject transaction. Reviewer Comment (2025-03-18): No mortgage for the subject was uploaded.	03/24/2025			1	D	A	D	A	D	A	D	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114671	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note Addendum - Prepayment is not provided in file.				Reviewer Comment (2025-03-26): Exception cleared - Note Addendum - Prepayment received in file and updated clarity.	03/26/2025			1		A		A		A		A		A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114672	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $XXXXon Loan Estimate but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-03-12): Sufficient Cure Provided At Closing		03/12/2025		1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114672	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Business narrative missing from file. The loan file is missing verification of the borrower's ownership percentage in the business used for income verification. The loan file is missing a verification of the business dated within XXXX days prior to the Note date.	Reviewer Comment (2025-04-08): Verification of business and that borrower is owner provided. Missing complete Narrative information. Additional exception added as it is the only outstanding piece of information. Exception cleared.

Reviewer Comment (2025-04-07): Exceptions remain. The business annual statement provided does state that the borrower is an owner but it does not state his percentage of ownership. We cannot assume he is XXXX% owner just because no one else is listed. Business narrative detailing name, ownership, type of business and number of employees still missing along with verification of business dated within XXXX days of Note.

Seller Comment (2025-04-03): (Rate Lock) It clearly states he is the owner. There is no one else listed confirming he owns XXXX %. Everything provided is sufficient per our guideline to clear this. Please clear.

Reviewer Comment (2025-04-02): Uploaded annual statement is dated XXXX and does not reflect percentage of ownership.

Seller Comment (2025-03-31): (Rate Lock) XXXX Annual statment provided and most recent. nothing else is needed as this is completely valid per our guidelines to determine the borrower is the sole owner. Please clear as conditions are satisfied.

Reviewer Comment (2025-03-25): Received Annual Statement document is of year XXXX and our note date is of XXXX there might be change in ownership of business . Provide us with the recent document which shows borrower as the XXXX % owner in the business .Exception remains

Seller Comment (2025-03-22): (Rate Lock) Per guidelines " The existence of the borrower's business must be verified within XXXX calendar days prior to the note date using one of the following items detailed below" ownership does not need to be within XXXX days and everything provided is sufficient to confirm that the business was active and the borrower owns XXXX%. This suffices for ATR and nothing further should be needed.

Reviewer Comment (2025-03-21): Require document reflecting borrower ownership % which is within XXXX days prior to the note date. The provided annual statement is not acceptable as it not prior to XXXX days of the note date. Exception remains

Seller Comment (2025-03-19): (Rate Lock) Document provided shows borrower as owner and this is sufficient.

Reviewer Comment (2025-03-18): VVOE  dated within XXXX days prior to the Note date is already updated in file. Also Article of organization document and TLS document received is not acceptable as does not specify ownership % . Provide us with CPA letter confirming ownership% and Business narrative document. Exception remains

Seller Comment (2025-03-18): (Rate Lock) These were already provided. XXXX. Articles provided showing borrower as the only organizer confirms he owns XXXX%. XXXX. As previously stated, the search provided is an equivalent to the narrative and is acceptable per guidelines on pages XXXX and XXXX (Business narrative form (or equivalent)). Nothing further is needed as these are both sufficient to our guideliens.

Reviewer Comment (2025-03-17): Business Entity document (DXXXX) received and associated. Business Narrative document is still missing in file. The loan file is missing verification of the borrower's ownership percentage in the business used for income verification. Exception Remains.

Seller Comment (2025-03-17): (Rate Lock) TLS Self-Employed Business Narrative Form (or equivalent) is provided

Seller Comment (2025-03-15): (Rate Lock) Verification within XXXX days and proof borrower is only organizer owns XXXX% provided
																				04/08/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114672	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Business narrative missing from file.	Reviewer Comment (2025-03-19): Alternative docs in file which meet requirements.

Reviewer Comment (2025-03-18): Document is required confirming the ownership % for the borrower, exception remains.

Seller Comment (2025-03-18): (Rate Lock) These were already provided. XXXX. Articles provided showing borrower as the only organizer confirms he owns XXXX%. XXXX. As previously stated, the search provided is an equivalent to the narrative and is acceptable per guidelines on pages XXXX and XXXX (Business narrative form (or equivalent)). Nothing further is needed as these are both sufficient to our guideliens.

Seller Comment (2025-03-17): (Rate Lock) TLS Self-Employed Business Narrative Form (or equivalent) is provided
																				03/19/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114672	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to missing business narrative. The loan file is missing verification of the borrower's ownership percentage in the business used for income verification. The loan file is missing a verification of the business dated within XXXX days prior to the Note date.	Reviewer Comment (2025-04-08): Verification of business and that borrower is owner provided. Missing complete Narrative information. Additional exception added as it is the only outstanding piece of information. Exception cleared.

Reviewer Comment (2025-04-07): Exceptions remain. The business annual statement provided does state that the borrower is an owner but it does not state his percentage of ownership. We cannot assume he is XXXX% owner just because no one else is listed. Business narrative detailing name, ownership, type of business and number of employees still missing along with verification of business dated within XXXX days of Note.

Seller Comment (2025-04-03): (Rate Lock) It clearly states he is the owner. There is no one else listed confirming he owns XXXX %. Everything provided is sufficient per our guideline to clear this. Please clear.

Reviewer Comment (2025-04-02): Uploaded annual statement is dated XXXX and does not reflect percentage of ownership.

Seller Comment (2025-03-31): (Rate Lock) XXXX Annual statment provided and most recent. nothing else is needed as this is completely valid per our guidelines to determine the borrower is the sole owner. Please clear as conditions are satisfied.

Reviewer Comment (2025-03-25): Received Annual Statement document is of year XXXX and our note date is of XXXX there might be change in ownership of business . Provide us with the recent document which shows borrower as the XXXX % owner in the business .Exception remains

Seller Comment (2025-03-22): (Rate Lock) Per guidelines " The existence of the borrower's business must be verified within XXXX calendar days prior to the note date using one of the following items detailed below" ownership does not need to be within XXXX days and everything provided is sufficient to confirm that the business was active and the borrower owns XXXX%. This suffices for ATR and nothing further should be needed.

Reviewer Comment (2025-03-21): Require document reflecting borrower ownership % which is within XXXX days prior to the note date. The provided annual statement is not acceptable as it not prior to XXXX days of the note date. Exception remains

Seller Comment (2025-03-19): (Rate Lock) Document provided shows borrower as owner and this is sufficient.

Reviewer Comment (2025-03-18): VVOE  dated within XXXX days prior to the Note date is already updated in file. Also Article of organization document and TLS document received is not acceptable as does not specify ownership % . Provide us with CPA letter confirming ownership% and Business narrative document. Exception remains

Seller Comment (2025-03-18): (Rate Lock) These were already provided. XXXX. Articles provided showing borrower as the only organizer confirms he owns XXXX%. XXXX. As previously stated, the search provided is an equivalent to the narrative and is acceptable per guidelines on pages XXXX and XXXX (Business narrative form (or equivalent)). Nothing further is needed as these are both sufficient to our guideliens.

Seller Comment (2025-03-15): (Rate Lock) Verification within XXXX days and proof borrower is only organizer owns XXXX% provided
																				04/08/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114672	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Business narrative missing from file. The loan file is missing verification of the borrower's ownership percentage in the business used for income verification. The loan file is missing a verification of the business dated within XXXX days prior to the Note date.	Reviewer Comment (2025-04-08): Verification of business and that borrower is owner provided. Missing complete Narrative information. Additional exception added as it is the only outstanding piece of information. Exception cleared.

Reviewer Comment (2025-04-07): Exceptions remain. The business annual statement provided does state that the borrower is an owner but it does not state his percentage of ownership. We cannot assume he is XXXX% owner just because no one else is listed. Business narrative detailing name, ownership, type of business and number of employees still missing along with verification of business dated within XXXX days of Note.

Seller Comment (2025-04-03): (Rate Lock) It clearly states he is the owner. There is no one else listed confirming he owns XXXX %. Everything provided is sufficient per our guideline to clear this. Please clear.

Reviewer Comment (2025-04-02): Uploaded annual statement is dated XXXX and does not reflect percentage of ownership.

Seller Comment (2025-03-31): (Rate Lock) XXXX Annual statment provided and most recent. nothing else is needed as this is completely valid per our guidelines to determine the borrower is the sole owner. Please clear as conditions are satisfied.

Reviewer Comment (2025-03-25): Received Annual Statement document is of year XXXX and our note date is of XXXX there might be change in ownership of business . Provide us with the recent document which shows borrower as the XXXX % owner in the business .Exception remains

Seller Comment (2025-03-22): (Rate Lock) Per guidelines " The existence of the borrower's business must be verified within XXXX calendar days prior to the note date using one of the following items detailed below" ownership does not need to be within XXXX days and everything provided is sufficient to confirm that the business was active and the borrower owns XXXX%. This suffices for ATR and nothing further should be needed.

Reviewer Comment (2025-03-21): Require document reflecting borrower ownership % which is within XXXX days prior to the note date. The provided annual statement is not acceptable as it not prior to XXXX days of the note date. Exception remains

Seller Comment (2025-03-19): (Rate Lock) Document provided shows borrower as owner and this is sufficient.

Reviewer Comment (2025-03-19): Agents, managers, directors, President, organizers, do not need to be owners. Please provide Operating Agreement required to show borrower is sole owner or sole member. Sufficient documentation in file to satisfy Narrative requirements and VVOE.

Reviewer Comment (2025-03-18): VVOE  dated within XXXX days prior to the Note date is already updated in file. Also Article of organization document and TLS document received is not acceptable as does not specify ownership % . Provide us with CPA letter confirming ownership% and Business narrative document. Exception remains

Seller Comment (2025-03-18): (Rate Lock) These were already provided. XXXX. Articles provided showing borrower as the only organizer confirms he owns XXXX%. XXXX. As previously stated, the search provided is an equivalent to the narrative and is acceptable per guidelines on pages XXXX and XXXX (Business narrative form (or equivalent)). Nothing further is needed as these are both sufficient to our guideliens.

Seller Comment (2025-03-17): (Rate Lock) TLS Self-Employed Business Narrative Form (or equivalent) is provided

Seller Comment (2025-03-15): (Rate Lock) Verification within XXXX days and proof borrower is only organizer owns XXXX% provided
																				04/08/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114672	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing XXXX or more guideline components, the loan is at ATR risk.	Business narrative is missing from file. The loan file is missing verification of the borrower's ownership percentage in the business used for income verification. The loan file is missing a verification of the business dated within XXXX days prior to the Note date.	Reviewer Comment (2025-04-08): Verification of business and that borrower is owner provided. Missing complete Narrative information. Additional exception added as it is the only outstanding piece of information. Exception cleared.

Reviewer Comment (2025-04-07): Exceptions remain. The business annual statement provided does state that the borrower is an owner but it does not state his percentage of ownership. We cannot assume he is XXXX% owner just because no one else is listed. Business narrative detailing name, ownership, type of business and number of employees still missing along with verification of business dated within XXXX days of Note.

Seller Comment (2025-04-03): (Rate Lock) It clearly states he is the owner. There is no one else listed confirming he owns XXXX %. Everything provided is sufficient per our guideline to clear this. Please clear.

Reviewer Comment (2025-04-02): Uploaded annual statement is dated XXXX and does not reflect percentage of ownership.

Seller Comment (2025-03-31): (Rate Lock) XXXX Annual statment provided and most recent. nothing else is needed as this is completely valid per our guidelines to determine the borrower is the sole owner. Please clear as conditions are satisfied.

Reviewer Comment (2025-03-25): Received Annual Statement document is of year XXXX and our note date is of XXXX there might be change in ownership of business . Provide us with the recent document which shows borrower as the XXXX % owner in the business .Exception remains

Seller Comment (2025-03-22): (Rate Lock) Per guidelines " The existence of the borrower's business must be verified within XXXX calendar days prior to the note date using one of the following items detailed below" ownership does not need to be within XXXX days and everything provided is sufficient to confirm that the business was active and the borrower owns XXXX%. This suffices for ATR and nothing further should be needed.

Reviewer Comment (2025-03-21): Require document reflecting borrower ownership % which is within XXXX days prior to the note date. The provided annual statement is not acceptable as it not prior to XXXX days of the note date. Exception remains

Reviewer Comment (2025-03-18): VVOE  dated within XXXX days prior to the Note date is already updated in file. Also Article of organization document and TLS document received is not acceptable as does not specify ownership % . Provide us with CPA letter confirming ownership% and Business narrative document. Exception remains

Seller Comment (2025-03-17): (Rate Lock) TLS Self-Employed Business Narrative Form (or equivalent) is provided

Seller Comment (2025-03-15): (Rate Lock) Verification within XXXX days and proof borrower is only organizer owns XXXX% provided
																				04/08/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114672	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-03-19): 1008 provided addressing issues. Seller Comment (2025-03-17): (Rate Lock) 1008 provided	03/19/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114672	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Some equivalent documentation provided in place of the Business Narrative, however the documents were missing percentage of ownership. Provide complete Business Narrative or percentage of business ownership.				Reviewer Comment (2025-04-24): Business narrative provided, exception cleared. Seller Comment (2025-04-21): (Rate Lock) Provided	04/24/2025			1		A		A		A		A		A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114673	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided						Reviewer Comment (2025-04-02): Evidence of Access to fund provided , Exception cleared Seller Comment (2025-04-02): (Rate Lock) Proof XXXX is owner and no access to funds needed	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114673	XXXX	XXXX	Credit	Property - Appraisal	Property Eligibility - Site and Utilities	Property - Appraisal	Subject property has environmental problems noted by appraiser or visible in the photos	-	HOA questionnaires reflects HOA aware of deficiences related to safety, structural intergrity or habitability of the subject property.	Reviewer Comment (2025-04-25): No litigation involved. Exception cleared.

Seller Comment (2025-04-24): (Rate Lock) HOA provided

Seller Comment (2025-04-22): (Rate Lock) There is no litigation

Reviewer Comment (2025-04-17): Non-warrantable condo guidelines state "Pending litigation is not allowed under any circumstance when litigation involves structural items or items that impact marketability or safety."  Condo questionnaire states the association is waiting for the insurance settlement to cover  the cost of repairing the stairs.  Please provide documentation verifying guidelines have been met.

Seller Comment (2025-04-16): (Rate Lock) This is why this is deemed non-warrantable, please clear

Reviewer Comment (2025-04-11): Email states repairs have not been completed, exception remains.

Seller Comment (2025-04-09): (Rate Lock) Email provided
																				04/25/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114673	XXXX	XXXX	Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Property - Appraisal	Guideline Issue: Property type not allowed per credit guidelines	Per Guidelines, condotel is an ineligible property type.	Reviewer Comment (2025-04-17): Non-warrantable condo guidelines state "Pending litigation is not allowed under any circumstance when litigation involves structural items or items that impact marketability or safety." Condo questionnaire states the association is waiting for the insurance settlement to cover the cost of repairing the stairs. Please provide documentation verifying guidelines have been met.

Seller Comment (2025-04-14): (Rate Lock) XXXX guides followed for as it is in the XXXX matrix as eligible. Please review these guides in the condo matrix and clear

Reviewer Comment (2025-04-11): Guidelines dated XXXX state that a XXXX is an ineligible project.

Seller Comment (2025-04-11): (Rate Lock) Its in the XXXX matrix as and eligible property type
																				04/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114674	XXXX	XXXX			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		Hazard Insurance Policy Effective Date XXXX, Disbursement Date XXXX Hazard Insurance Policy Effective Date is after the later of the note or transaction date.				Reviewer Comment (2025-03-12): Documentation provided.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	B	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114674	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Approval is not provided.				Reviewer Comment (2025-03-12): Documentation provided.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	B	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114674	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.				Reviewer Comment (2025-03-12): Documentation provided. Seller Comment (2025-03-12): (Rate Lock) If the uploaded proof of appraisal delivery is not sufficient, we elect to waive this condition please.	03/12/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase		C	A	C	A	B	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114675	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Minimum DSCR is XXXX per guidelines and subject DSCR is XXXX.	The representative FICO score exceeds the guideline minimum by at least XXXX points.	Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC	Reviewer Comment (2025-03-24): Client elects to waive with compensating factors.			03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114675	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for the borrowing entity.				Reviewer Comment (2025-03-27): Received fraud report. Exception cleared. Seller Comment (2025-03-26): (Rate Lock) fraud confirming no OFAC hit for llc provided	03/27/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114676	XXXX	XXXX			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.		Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $ XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $ XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. PITIA reserves above minimum by XXXX months or greater XXXX month housing history	Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator Originator	Reviewer Comment (2025-03-24): Lender Exception with Compensating Factors.			03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		B	B	B	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114677	XXXX	XXXX			Credit	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Valuation Error: Appraiser did not complete analysis of the subject's prior sale and transfer history.	-					Reviewer Comment (2025-03-31): Prior sales history is greater than XXXX years for subject property. Seller Comment (2025-03-27): (Rate Lock) The prior sale was in XXXX and this is the reason why appraisal is not showing the prior sales history.	03/31/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114677	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for the borrowing entity.				Reviewer Comment (2025-04-07): OFAC report for borrowing entity is received. Exception cleared.	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114678	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Calculated LTV exceeds guidelines maximum treshold for DSCR <XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrower's Experience/Track Record	Reserves: XXXX Guideline Requirement: XXXX Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience.	Originator,SitusAMC SitusAMC,Originator	Reviewer Comment (2025-03-24): Client elects to waive with compensating factors.			03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114678	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Calculated LTV exceeds guidelines maximum treshold for DSCR <XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrower's Experience/Track Record	Reserves: XXXX Guideline Requirement: XXXX Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience.	Originator,SitusAMC SitusAMC,Originator	Reviewer Comment (2025-03-24): Client elects to waive with compensating factors.			03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114678	XXXX	XXXX			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Representative FICO score of XXXXis less than Guideline representative FICO score of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrower's Experience/Track Record	Reserves: XXXX Guideline Requirement: XXXX Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience.	Originator,SitusAMC SitusAMC,Originator	Reviewer Comment (2025-03-24): Client elects to waive with compensating factors.			03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114680	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	PITIA months reserves of XXXXis less than Guideline PITIA months reserves of XXXX	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $ XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's Own Funds Percent: XXXX% Borrower's Own Funds Amount: $ XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors. Seller Comment (2025-03-31): (Rate Lock) Approved exception provided Reviewer Comment (2025-03-26): Please provide additional documentation to verify XXXX months reserves. Exception remains. Seller Comment (2025-03-26): (Rate Lock) We have XXXX months reserves $XXXX cash to close $XXXX verified $XXXX			04/02/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114680	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	First time investor requires DSCR of XXXX.	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $ XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's Own Funds Percent: XXXX% Borrower's Own Funds Amount: $ XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-25): Client elects to waive with compensating factors.			03/25/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114681	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Seasoned Borrower/Investor whose experience exceeds XXXX completed projects. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	The representative FICO score exceeds the guideline minimum by at least XXXXpoints. XXXX month housing history.	SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-20): Lender exception with compensating factors.			03/20/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114682	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of XXXX% exceeds the guideline maximum of XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-13): Lender exception with compensating factors. Seller Comment (2025-03-11): (Rate Lock) Please review comp factors Reviewer Comment (2025-03-07): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			03/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114682	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	LTV of XXXX% exceeds the guideline maximum of XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-13): Lender exception with compensating factors. Seller Comment (2025-03-11): (Rate Lock) Please review comp factors Reviewer Comment (2025-03-07): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			03/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114682	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	DSCR is less than the guideline minimum of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-13): Lender exception with compensating factors. Seller Comment (2025-03-11): (Rate Lock) Please review comp factors Reviewer Comment (2025-03-07): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			03/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114682	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Using lease agreement, security deposit and XXXXst month's rent to support $XXXXrental income amount when proof of XXXX months rent received is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXXpoints.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-13): Lender exception with compensating factors. Seller Comment (2025-03-11): (Rate Lock) Please review comp factors Reviewer Comment (2025-03-07): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			03/13/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114683	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Fee was added on loan estimate issued XXXX, No valid cahnge of circumstance or cure provided.	Reviewer Comment (2025-05-15): XXXX LE and was issued by a different lender for a different loan application/transaction that was subsequently withdrawn (as indicated by different loan ID). A new application was resubmitted to broker and XXXX on XXXX which corresponds to the 1003 provided in trailing docs which matches the loan ID for subject transaction. XXXX initial LE estimates expired on XXXX. Borrower signed Intent to Proceed and Rate Locked on XXXX.

Reviewer Comment (2025-05-14): To complete documentation in file to support use of XXXX app date, please provide an LOE summarizing what was indicated on the call: The XXXX LE was issued by a different lender for a different loan application/transaction that was subsequently withdrawn (as indicated by different loan ID).  A new application was resubmitted on XXXX which corresponds to the XXXX provided in trailing docs which matches the loan ID for subject transaction.

Seller Comment (2025-05-14): (Rate Lock) Initial apps provided

Reviewer Comment (2025-05-07): XXXX received LOE from broker that LE is not a part of this transaction. However LOE is not sufficient to clear this  exception as all XXXX pieces of information was received to broker and if a mortgage broker receives a consumer's application and provides the consumer with the disclosures required under § XXXX(e)(XXXX), the creditor does not satisfy the requirements of § XXXX(e)(XXXX) if it provides duplicative disclosures to the consumer. In the same example, even if the broker provides an erroneous disclosure, the creditor is responsible and may not issue a revised disclosure correcting the error. The creditor is expected to maintain communication with the broker to ensure that the broker is acting in place of the creditor. The XXXX LE issued by the broker and in connection with the application by the broker constitutes the baseline set. Valid changed circumstance would be required for change in fees thereafter or cure at closing.

Seller Comment (2025-05-06): (Rate Lock) LOE from the LO the XXXX was not part of this transaction, therefore these fees are within tolerance and should be no cure.

Reviewer Comment (2025-04-30): XXXX Received Email confirmation from broker that no loan was canceled or denied. LE dated XXXX cannot be ignored. Kindly provide valid COC or Cure Docs. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-04-28): (Rate Lock) Email proof from the LO the LE they generated was not part of this transaction and should not be considered part of the baseline

Reviewer Comment (2025-04-15): XXXX received rebuttal that the broker originated the loan and does wholesale loan with lender and that broker shopped before submitting to lender.  However, as previously stated, on a wholesale transaction, the date the broker receives the application, irrespective of when the lender/creditor was selected, notified or received the application, the application and timing requirements, along with the baselines established on that initial LE at the time the broker receives the application.  If a mortgage broker issues any disclosure required under § XXXX(e) in the creditor's place, the creditor remains responsible under § XXXX(e) for ensuring that the requirements of § XXXX(e) have been satisfied. For example, if a mortgage broker receives a consumer's application and provides the consumer with the disclosures required under § XXXX(e)(XXXX), the creditor does not satisfy the requirements of § XXXX(e)(XXXX) if it provides duplicative disclosures to the consumer. In the same example, even if the broker provides an erroneous disclosure, the creditor is responsible and may not issue a revised disclosure correcting the error. The creditor is expected to maintain communication with the broker to ensure that the broker is acting in place of the creditor.  The XXXX LE issued by the broker and in connection with the application by the broker constitutes the baseline set.  Valid changed circumstance would be required for change in fees thereafter or cure at closing.  As disclosed on the Final CD, the Broker name, NMLS #, originator name & NMLS # matches to the initial LE issued on XXXX and thus the broker for the lender on this loan.

Seller Comment (2025-04-11): (Rate Lock) ILE disclosed the XXXX at XXXX no cure needed
																				05/15/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114683	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Fee was added on closing disclosure issued XXXX, Change of circumstance stated Interest rate dependent charges, however points were increased outside of ratio.	Reviewer Comment (2025-05-15): XXXX LE and was issued by a different lender for a different loan application/transaction that was subsequently withdrawn (as indicated by different loan ID). A new application was resubmitted to broker and XXXX on XXXX which corresponds to the 1003 provided in trailing docs which matches the loan ID for subject transaction. XXXX initial LE estimates expired on XXXX. Borrower signed Intent to Proceed and Rate Locked on XXXX

Reviewer Comment (2025-05-14): To complete documentation in file to support use of XXXX app date, please provide an LOE summarizing what was indicated on the call: The XXXX LE was issued by a different lender for a different loan application/transaction that was subsequently withdrawn (as indicated by different loan ID).  A new application was resubmitted on XXXX which corresponds to the XXXX provided in trailing docs which matches the loan ID for subject transaction.

Seller Comment (2025-05-14): (Rate Lock) Initial apps provided

Reviewer Comment (2025-05-07): XXXX received LOE from broker that LE is not a part of this transaction. However LOE is not sufficient to clear this  exception as all XXXX pieces of information was received to broker and if a mortgage broker receives a consumer's application and provides the consumer with the disclosures required under § XXXX(e)(XXXX), the creditor does not satisfy the requirements of § XXXX(e)(XXXX) if it provides duplicative disclosures to the consumer. In the same example, even if the broker provides an erroneous disclosure, the creditor is responsible and may not issue a revised disclosure correcting the error. The creditor is expected to maintain communication with the broker to ensure that the broker is acting in place of the creditor. The XXXX LE issued by the broker and in connection with the application by the broker constitutes the baseline set. Valid changed circumstance would be required for change in fees thereafter or cure at closing.

Seller Comment (2025-05-06): (Rate Lock) LOE from the LO the XXXX was not part of this transaction, therefore these fees are within tolerance and should be no cure.

Reviewer Comment (2025-04-30): XXXX Received Email confirmation from broker that no loan was canceled or denied. LE dated XXXX cannot be ignored. Kindly provide valid COC or Cure Docs. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-04-28): (Rate Lock) Email proof from the LO the LE they generated was not part of this transaction and should not be considered part of the baseline

Reviewer Comment (2025-04-25): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. XXXX

Reviewer Comment (2025-04-15): XXXX received rebuttal that the broker originated the loan and does wholesale loan with lender and that broker shopped before submitting to lender.  However, as previously stated, on a wholesale transaction, the date the broker receives the application, irrespective of when the lender/creditor was selected, notified or received the application, the application and timing requirements, along with the baselines established on that initial LE at the time the broker receives the application.  If a mortgage broker issues any disclosure required under § XXXX(e) in the creditor's place, the creditor remains responsible under § XXXX(e) for ensuring that the requirements of § XXXX(e) have been satisfied. For example, if a mortgage broker receives a consumer's application and provides the consumer with the disclosures required under § XXXX(e)(XXXX), the creditor does not satisfy the requirements of § XXXX(e)(XXXX) if it provides duplicative disclosures to the consumer. In the same example, even if the broker provides an erroneous disclosure, the creditor is responsible and may not issue a revised disclosure correcting the error. The creditor is expected to maintain communication with the broker to ensure that the broker is acting in place of the creditor. The XXXX LE issued by the broker and in connection with the application by the broker constittues the baseline set. Valid changed circumstance would be required for change in fees thereafter or cure at closing. As disclosed on the Final CD, the Broker name, NMLS #, originator name & NMLS # matches to the initial LE issued on XXXX and thus the broker for the lender on this loan.

Seller Comment (2025-04-11): (Rate Lock) This broker does wholesale and non del with us.

The LO provided the LE and asked for fees to match a fee sheet.

This is not part of our file and with the partner being able to do wholesale and non del, they were shopping this file around before submitting to us.

Reviewer Comment (2025-04-03): XXXX received LOE stating the LE dated XXXX was not disclosed by lender however, LE XXXX-day timing is triggered by the earlier of broker or creditor application date. The LE was provided by broker, and file contains Intent to Proceed for the same LE. Cure is required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Reviewer Comment (2025-04-01): XXXX received rebuttal, however LE XXXX-day timing is triggered by the earlier of broker or creditor application date. See below from XXXX(e)(XXXX) reg commentary "XXXX(e)(XXXX)(ii) Mortgage broker. XXXX. Mortgage broker responsibilities. Section XXXX(e)(XXXX)(ii)(A) provides that if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker must provide the consumer with the disclosures required under § XXXX(e)(XXXX)(i) in accordance with § XXXX(e)(XXXX)(XXXX). Section XXXX(e)(XXXX)(XXXX)(A) also provides that if the mortgage broker provides the required disclosures, it must comply with all relevant requirements of § XXXX(e). P. If the LE dated XXXX is not for this transaction. Please provide additional information or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by in order to be comfortable with removing the LE from testing.

Seller Comment (2025-03-31): (Rate Lock) This is invalid. The LE from XXXXwas not generated by us (top clearly states the Brokerage name on the top). Lender generated ILE is from XXXX and disclosed the credit report fee at $XXXX therefore no tolerance violation for the fee.

Reviewer Comment (2025-03-28): XXXX: On Initial LE dated XXXX Credit report disclosed in the amount of $XXXX, but the fee was increased of $XXXXfrom $XXXX on LE dated XXXX without XXXX. Provide valid COC for the fee was increased or Cure is required to borrower.

Seller Comment (2025-03-27): (Rate Lock) Credit report fee disclosed on ILE as $XXXX no cure needed
																				05/15/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114683	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing VVOE within XXXX business days of close.				Reviewer Comment (2025-04-15): Exception cleared. Received VVOE and updated correctly.	04/15/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114684	XXXX	XXXX			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2025-03-20): Subject property meet non-warrantable condo requirements per guidelines.	03/20/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114686	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use XXXX% expense ratio per CPA letter.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-24): Lender Exception with Compensating Factors.			03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114686	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $XXXX compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX).	Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $XXXX compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate				Reviewer Comment (2025-04-09): XXXX received PCCD, LOE, Copy of Refund Check, Re-opening of Rescission and Proof of Receipt. Seller Comment (2025-04-08): (Rate Lock) Proof check and XXXX was received Reviewer Comment (2025-04-01): Package shows as not picked up by XXXX at this time. Seller Comment (2025-03-31): (Rate Lock) Docs provided		04/09/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114686	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page XXXX that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX is under disclosed by $XXXX compared to the calculated Finance Charge of $XXXX which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX).	Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page XXXX that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX is under disclosed by $XXXX compared to the calculated Finance Charge of $XXXX which exceeds the $XXXXthreshold				Reviewer Comment (2025-04-09): XXXX received PCCD, LOE, Copy of Refund Check, Re-opening of Rescission and Proof of Receipt. Seller Comment (2025-04-08): (Rate Lock) Proof check and XXXX was received Reviewer Comment (2025-04-01): Package shows as not picked up by XXXX at this time. Seller Comment (2025-03-31): (Rate Lock) Docs provided		04/09/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114686	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for residual income being less than the guideline minimum of $XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-24): Lender Exception with Compensating Factors.			03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114687	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least XXXX business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least XXXX business days prior to closing.				Reviewer Comment (2025-03-16): XXXX received XXXX CD, received XXXX business days prior to consummation. Reviewer Comment (2025-03-14): XXXX received disclosures tracking which shows the initial CD was sent on XXXX but no CD dated XXXX is available in file. Please provide copy of initial CD to re-evaluate the exception.	03/16/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114687	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan file does not document a housing history for the borrower's prior primary residence (XXXX).	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $ XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Lender Exception with Compensating Factors.	SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-10): Lender Exception with Compensating Factors. Seller Comment (2025-04-08): (Rate Lock) Added to exception please review Reviewer Comment (2025-03-28): Please provide housing history of borrower, Exception remains. Seller Comment (2025-03-25): (Rate Lock) This was a hard money loan that they were going to provided the deed for to verify (so no payment history).			04/10/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114688	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded. Total amount of $XXXXexceeds tolerance of $XXXX plus XXXX % or $XXXX. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus XXXX% or $XXXXwithout a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-30): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-04-28): (Rate Lock) Already applied to final CD signed at close.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114688	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-30): XXXX received Letter of Explanation, Payment history and Corrected CD. Seller Comment (2025-04-28): (Rate Lock) PCCD provided Seller Comment (2025-04-28): (Rate Lock) Already applied to final CD signed at close.		04/30/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114688	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the existence of the business used for income qualification within XXXX days prior to the note date.				Reviewer Comment (2025-04-30): Cleared. Seller Comment (2025-04-28): (Rate Lock) VOE provided	04/30/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114688	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the existence of the business used for income qualification within XXXX days prior to the note date.				Reviewer Comment (2025-04-30): Cleared. Seller Comment (2025-04-28): (Rate Lock) VOE provided	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114688	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the existence of the business used for income qualification within XXXX days prior to the note date.				Reviewer Comment (2025-04-30): Cleared. Seller Comment (2025-04-28): (Rate Lock) VOE provided	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114688	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not document the existence of the business used for income qualification within XXXX days prior to the note date.				Reviewer Comment (2025-04-30): Provided. Seller Comment (2025-04-28): (Rate Lock) VOE provided	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114690	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require all borrowers to sign the Note as individuals, borrower signed as guarantor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors. Seller Comment (2025-03-31): (Rate Lock) exception provided			04/02/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114690	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Borrower does not meet minimum required DSCR of XXXX required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-26): Lender Exception with Compensating Factors.			03/26/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114690	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Borrower does not meet maximum LTV for non-warrantable condo max cash-out of XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors. Seller Comment (2025-03-31): (Rate Lock) exception provided			04/02/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114690	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Borrower does not meet maximum LTV for non-warrantable condo max cash-out of XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors. Seller Comment (2025-03-31): (Rate Lock) exception provided			04/02/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114691	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Compensating factors do not support downgrading/waiving of the guideline Max XXXX% LTV without XXXX year experience operating a short term rental exception.	Reviewer Comment (2025-05-14): Received comp factors.

Seller Comment (2025-05-14): (Rate Lock) Corrected CFs provided; if using 1007 rents DSCR would no longer be under XXXX

Reviewer Comment (2025-05-02): As a comp factor, XXXX month over the minimum requirement is not  sufficient. Comp factor provided of no revolving credit debt is inaccurate. Credit report showed XXXX% revolving credit balance usage. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-29): (Rate Lock) updated exception provided

Reviewer Comment (2025-04-24): Total verified assets = $XXXX.  CTC + POC + EMD = XXXX, reserves $XXXX= XXXX

Seller Comment (2025-04-21): (Rate Lock) Total Assets:  XXXX
Funds to close: XXXX
Balance of Assets after closing $XXXX/$XXXX(PITIA) = XXXXreserves.

Reviewer Comment (2025-04-17): Updated exception reflects borrower has XXXX months reserves and borrower only has XXXX. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-14): (Rate Lock) updated exception provided. XXXX months reserves not XXXX

Reviewer Comment (2025-04-11): Borrower has XXXX months reserves not XXXX as indicated on lender exception. Please provide updated lender exception and compensating factors.

Seller Comment (2025-04-10): (Rate Lock) XXXX CFs to XXXX exceptions, please advise how many more needed.

Reviewer Comment (2025-04-09): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-07): (Rate Lock) exception provided
																				05/14/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114691	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Compensating factors do not support downgrading/waiving of the guideline Max XXXX% LTV without XXXX year experience operating a short term rental exception.	Reviewer Comment (2025-05-14): Received comp factors.

Seller Comment (2025-05-14): (Rate Lock) Corrected CFs provided; if using 1007 rents DSCR would no longer be under XXXX

Seller Comment (2025-05-09): (Rate Lock) Updated exception to use 1007 rents which would put DSCR over XXXX

Reviewer Comment (2025-05-02): As a comp factor, XXXX month over the minimum requirement is not  sufficient. Comp factor provided of no revolving credit debt is inaccurate. Credit report showed XXXX% revolving credit balance usage. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-29): (Rate Lock) updated exception provided

Reviewer Comment (2025-04-24): Total verified assets = $XXXX.  CTC + POC + EMD = XXXX, reserves $XXXX= XXXX

Seller Comment (2025-04-21): (Rate Lock) Total Assets:  XXXX
Funds to close: XXXX
Balance of Assets after closing $XXXX/$XXXX(PITIA) = XXXXreserves.

Reviewer Comment (2025-04-17): Updated exception reflects borrower has XXXX months reserves and borrower only has XXXX. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-14): (Rate Lock) updated exception provided. XXXX months reserves not XXXX

Reviewer Comment (2025-04-11): Borrower has XXXX months reserves not XXXX as indicated on lender exception. Please provide updated lender exception and compensating factors.

Seller Comment (2025-04-10): (Rate Lock) XXXX CFs to XXXX exceptions, please advise how many more needed.

Reviewer Comment (2025-04-09): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-07): (Rate Lock) exception provided
																				05/14/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114691	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Compensating factors do not support downgrading/waiving of the minimum credit score of XXXX required for a short-term rental exception.	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $ XXXX. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	No mortgage on primary residence. The DSCR of XXXX is greater than the minimum required DSCR of XXXX. Borrower has XXXX years PPP.	SitusAMC Originator SitusAMC,Originator Originator	Reviewer Comment (2025-05-14): Lender exceptions with comp factors.

Seller Comment (2025-05-14): (Rate Lock) Corrected CFs provided; if using 1007 rents DSCR would no longer be under XXXX

Seller Comment (2025-05-09): (Rate Lock) Updated exception to use 1007 rents which would put DSCR over XXXX

Reviewer Comment (2025-05-02): As a comp factor, XXXX month over the minimum requirement is not  sufficient. Comp factor provided of no revolving credit debt is inaccurate. Credit report showed XXXX% revolving credit balance usage. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-29): (Rate Lock) updated exception provided

Reviewer Comment (2025-04-24): Total verified assets = $XXXX.  CTC + POC + EMD = XXXX, reserves $XXXX= XXXX

Seller Comment (2025-04-21): (Rate Lock) Total Assets:  XXXX
Funds to close: XXXX
Balance of Assets after closing $XXXX/$XXXX(PITIA) = XXXXreserves.

Reviewer Comment (2025-04-17): Updated exception reflects borrower has XXXX months reserves and borrower only has XXXX. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-14): (Rate Lock) updated exception provided. XXXX months reserves not XXXX

Reviewer Comment (2025-04-11): Borrower has XXXX months reserves not XXXX as indicated on lender exception. Please provide updated lender exception and compensating factors.

Seller Comment (2025-04-10): (Rate Lock) XXXX CFs to XXXX exceptions, please advise how many more needed.

Reviewer Comment (2025-04-09): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-07): (Rate Lock) exception provided
																						05/14/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114691	XXXX	XXXX			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	Missing documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2025-04-11): Non warrantable, exception cleared. Seller Comment (2025-04-09): (Rate Lock) Condo is non warrantable per 1008 and Rate Lock. Reviewer Comment (2025-04-09): Lender correspondence reflects outstanding items for condo review/approval. 1008 reflects non warrantable please clarify. Seller Comment (2025-04-09): (Rate Lock) Condo docs provided Reviewer Comment (2025-04-08): Exception remains document not received for verifying whether the condo is warrantable or not. Seller Comment (2025-04-07): (Rate Lock) RateLock confirms it is not warrantable	04/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114691	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Compensating factors do not support downgrading/waiving of the DSCR less than XXXX exception.	Reviewer Comment (2025-05-14): Exception cleared.

Seller Comment (2025-05-14): (Rate Lock) Corrected CFs provided; if using 1007 rents DSCR would no longer be under XXXX

Seller Comment (2025-05-09): (Rate Lock) Updated exception to use 1007 rents which would put DSCR over XXXX

Reviewer Comment (2025-05-02): As a comp factor, XXXX month over the minimum requirement is not  sufficient. Comp factor provided of no revolving credit debt is inaccurate. Credit report showed XXXX% revolving credit balance usage. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-29): (Rate Lock) updated exception provided

Reviewer Comment (2025-04-24): Total verified assets = $XXXX.  CTC + POC + EMD = XXXX, reserves $XXXX= XXXX

Seller Comment (2025-04-21): (Rate Lock) Total Assets:  XXXX
Funds to close: XXXX
Balance of Assets after closing $XXXX/$XXXX(PITIA) = XXXXreserves.

Reviewer Comment (2025-04-17): Updated exception reflects borrower has XXXX months reserves and borrower only has XXXX. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-14): (Rate Lock) updated exception provided. XXXX months reserves not XXXX

Reviewer Comment (2025-04-11): Borrower has XXXX months reserves not XXXX as indicated on lender exception. Please provide updated lender exception and compensating factors.

Seller Comment (2025-04-10): (Rate Lock) XXXX CFs to XXXX exceptions, please advise how many more needed.

Reviewer Comment (2025-04-09): Compensating factors do not support downgrading/waiving of the XXXX less than XXXX exception.

Seller Comment (2025-04-07): (Rate Lock) exception provided
																				05/14/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114692	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for the borrowing entity.				Reviewer Comment (2025-04-07): Provided. Seller Comment (2025-04-03): (Rate Lock) See attached XXXX search	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114694	XXXX	XXXX			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	-	XXXX refinance and property was listed for sale in the last XXXX months XXXX prior to initial applicationXXXX. Listing cancelled XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. XXXX month housing history.	Originator,SitusAMC SitusAMC Originator	Reviewer Comment (2025-03-13): Lender exception with compensating factors.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114694	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note and DOT as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. XXXX month housing history. Borrower signed guaranty agreement	Originator,SitusAMC SitusAMC Originator Originator	Reviewer Comment (2025-03-23): Lender Exception with Compensating Factors. Seller Comment (2025-03-19): (Rate Lock) exception provided			03/23/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114695	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	DSCR does not meet guideline requirements of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. XXXX month housing history.	Originator,SitusAMC SitusAMC Originator	Reviewer Comment (2025-03-20): Lender exception with compensating factors.			03/20/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114696	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower has a recorded foreclosure in XXXX which is subject of a federal lawsuit which does not meet seasoning requirements.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Originator,SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2025-03-31): Client elects to waive with compensating factors. Seller Comment (2025-03-27): (Rate Lock) CFS provided Reviewer Comment (2025-03-20): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			03/31/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114696	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	The maximum LTV for having unverifiable housing history is XXXX%. Subject LTV is XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2025-03-31): Client elects to waive with compensating factors. Seller Comment (2025-03-27): (Rate Lock) CFS provided Reviewer Comment (2025-03-20): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			03/31/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114696	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	The maximum LTV for having unverifiable housing history is XXXX%. Subject LTV is XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2025-03-31): Client elects to waive with compensating factors. Seller Comment (2025-03-27): (Rate Lock) CFS provided Reviewer Comment (2025-03-20): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			03/31/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114697	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:XXXX Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.	Valid change of circumstance or sufficient cure is missing.				Reviewer Comment (2025-04-04): XXXX received a valid COC.	04/04/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114697	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus XXXX % or $XXXX. Insufficient or no cure was provided to the borrower.	Valid change of circumstance or sufficient cure is missing.				Reviewer Comment (2025-04-02): XXXX: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114697	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus XXXX % or $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-04): Sufficient Cure Provided At Closing		04/04/2025		1		A		A		A		A		A		XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114698	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	DSCR is less than the guideline minimum of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous Miscellaneous	Borrower FICO is XXXX, minimum required is XXXX. Mortgage history - XXXX.	SitusAMC Originator Originator	Reviewer Comment (2025-03-18): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-14): (Rate Lock) CFs provided Reviewer Comment (2025-03-13): Please provide compelling compensating factors for consideration of downgrading/waiving exception.			03/18/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114699	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Zoning listed as legal nonconforming (grandfathered use), multifamily properties require a variance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-28): Lender Exception with Compensating Factors.			03/28/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114700	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.				Reviewer Comment (2025-04-24): Lender elects to waive. Seller Comment (2025-04-22): (Rate Lock) Lender accepts the EV2 and wishes to waive			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114700	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.				Reviewer Comment (2025-04-24): Lender elects to waive. Seller Comment (2025-04-22): (Rate Lock) Lender accepts the EV2 and wishes to waive			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114700	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower did not sign the Note and the Security Instrument as an individual as required by guidelines.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC SitusAMC	Reviewer Comment (2025-05-05): Per client, downgrade and waive using comp factors. Seller Comment (2025-05-02): (Rate Lock) Exception provided			05/05/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114701	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for the borrowing entity.				Reviewer Comment (2025-04-09): Received OFAC for the borrowing entity. Exception cleared. Seller Comment (2025-04-08): (Rate Lock) Ofac provided	04/09/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114701	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2025-04-11): Operating agreement provided. Exception cleared. Seller Comment (2025-04-09): (Rate Lock) Signed OA provided, which suffices for corporate resolution as all parties signed	04/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114701	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement provided is not signed by all parties.				Reviewer Comment (2025-04-11): Cleared. Seller Comment (2025-04-09): (Rate Lock) Signed OA provided, which suffices for corporate resolution as all parties signed	04/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114701	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (2025-04-09): Received Certificate of good standing document. Exception cleared. Seller Comment (2025-04-08): (Rate Lock) cogs provided	04/09/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114702	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Lender Exception with Compensating Factors. Borrower sign guaranty agreement The DSCR of XXXX is greater than the minimum required DSCR of XXXX. XXXX year PPP	SitusAMC SitusAMC Originator,SitusAMC Originator Originator Originator	Reviewer Comment (2025-03-25): Lender Exception with Compensating Factors. Seller Comment (2025-03-22): (Rate Lock) exception provided			03/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114703	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Lender Exception with Compensating Factors. Borrower signed guaranty agreement The DSCR of XXXX is greater than the minimum required DSCR of XXXX. XXXX year PPP	SitusAMC SitusAMC Originator,SitusAMC Originator Originator Originator	Reviewer Comment (2025-03-25): Lender Exception with Compensating Factors. Seller Comment (2025-03-22): (Rate Lock) Exception provided			03/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114704	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Borrower Exception Requested for XXXX% ltv with short term rental refi, max is XXXX%. Property is XXXX units, units are rented out as a mix of least XXXX (XXXX) term rentals.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors.			04/02/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114704	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Borrower Exception Requested for XXXX% ltv with least XXXX (XXXX) rental refi, max is XXXX%. Property is XXXX units, units are rented out as a mix of short and long term rentals.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors.			04/02/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114704	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: Using actual rent from lease for one of the units instead of 1007 rent schedule. Deposits documented. Lease is only for a XXXX-month term.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors.			04/02/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114705	XXXX	XXXX			Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift letter is missing from file.				Reviewer Comment (2025-04-10): Gift Letter is received in file and associated. Exception Cleared. Seller Comment (2025-04-09): (Rate Lock) letter provided	04/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114705	XXXX	XXXX			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing gift letter from file.				Reviewer Comment (2025-04-10): Gift Letter is received in file and associated. Exception Cleared. Seller Comment (2025-04-09): (Rate Lock) letter provided	04/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114705	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to missing gift letter from file.				Reviewer Comment (2025-04-10): Gift Letter is received in file and associated. Exception Cleared. Seller Comment (2025-04-09): (Rate Lock) letter provided	04/10/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114705	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing gift letter from file.				Reviewer Comment (2025-04-10): Gift Letter is received in file and associated. Exception Cleared. Seller Comment (2025-04-09): (Rate Lock) letter provided	04/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114705	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing XXXX or more guideline components, the loan is at ATR risk.	Waterfall due to missing gift letter from file.				Reviewer Comment (2025-04-10): Gift Letter is received in file and associated. Exception Cleared. Seller Comment (2025-04-09): (Rate Lock) letter provided	04/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114706	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established)	Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on XXXXst lien mortgage loan.	Subject loan has no escrow account.	Reviewer Comment (2025-05-15): Rate lock provided for XXXX, system cleared. Reviewer Comment (2025-05-09): There is no change of circumstance dated XXXX reflecting a rate lock change.	05/15/2025	1	C	A	C	A	C	A	C	A	C	A	XXX	Primary	Refinance - Cash-out - Other	If escrow was established before consummation for one impound item but not the other (e.g. taxes but not insurance), cure available by escrowing item that was not previously included. Proof of new escrow setup required.
																																						If no escrow account was established at or before consummation, no cure available.	C	B	A	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114706	XXXX	XXXX			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2025-05-15): Rate lock provided for XXXX, system cleared. Reviewer Comment (2025-05-09): There is no change of circumstance dated XXXX reflecting a rate lock change.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114706	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure provided on XXXX does not reflect reason for waiving escrow account.				Reviewer Comment (2025-05-08): XXXX received Letter of Explanation & Corrected Closing Disclosure.		05/08/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114707	XXXX	XXXX			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Requesting exception for fico of XXXX when XXXX is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	XXXX month housing history.	SitusAMC Originator	Reviewer Comment (2025-05-14): Lender exception with compensating factors.			05/14/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114708	XXXX	XXXX			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-					Reviewer Comment (2025-03-10): Exception cleared - E-Sign Consent Agreement received and associated in clarity. Seller Comment (2025-03-10): Attached is the eSign certificate which is already in the credit package - XXXX-XXXX	03/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114708	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___					Reviewer Comment (2025-03-07): Appraisal effective date is after disaster declaration date with no damages reported from disaster.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114708	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2025-03-18): Prior appraisal provided, system cleared.

Seller Comment (2025-03-14): Please see attached.

Reviewer Comment (2025-03-13): The appraisal report was dated XXXX which is post note date. Provide the appraisal notice to received copy of valuation XXXX business days prior to consummation. Exception Remains.

Seller Comment (2025-03-11): Please see attached proof of delivery of revised appraisal.

Reviewer Comment (2025-03-10): Exception Remains - The appraisal report was dated XXXX which is post note date. Provide the appraisal waiver to received copy of valuation XXXX business days prior to consummation.

Seller Comment (2025-03-10): See attached proof of delivery.
																				03/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114708	XXXX	XXXX			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant XXXX business days prior to consummation.					Reviewer Comment (2025-03-18): Lender elects to waive. Seller Comment (2025-03-18): Seller requests buyer review: Requesting to waive this exception - see below from XXXX-XXXX: it appears that the below is clerical and not value related. You can go ahead and have XXXX waive and downgrade.			03/18/2025	2		B		B		B		B		B		XXX	Primary	Purchase		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114710	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Developer owns XXXX% of units vs maximum guideline of XXXX%.	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's Own Funds Percent: XXXX% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-26): Client elects to waive with compensating factors.			03/26/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114710	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration of XXXX% vs max guideline of XXXX%.	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's Own Funds Percent: XXXX% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-26): Client elects to waive with compensating factors.			03/26/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114710	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Association has no reserve allocation vs guideline minimum of XXXX%	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's Own Funds Percent: XXXX% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-26): Client elects to waive with compensating factors.			03/26/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114711	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan reflects that PITIA from an REO that is paid out of account used for business bank statements was not included in the liabilities as debt is already included in business income calculation (account reflects as a personal account being used for business, not comingled with other income or debts) to avoid double counting the debt.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXX month housing history.	SitusAMC Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-03-13): Lender exception with compensating factors.			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114711	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus XXXX % or $XXXX. Insufficient or no cure was provided to the borrower.	Recording fee increased from $XXXX to $XXXX without any valid changed circumstances, no cure was provided.	Reviewer Comment (2025-03-21): XXXX Received Corrected PCCD and LOE as per Final Settlement statement.

Seller Comment (2025-03-20): (Rate Lock) Final SS showing certified true copy

Reviewer Comment (2025-03-19): XXXX received rebuttal comment, However, provided Closing statement is not certified as well as not acknowledged by borrower or Settlement statement. Provide certified or acknowledged copy of the Final SS to complete remediation.

Seller Comment (2025-03-18): (Rate Lock) We do not require it to say certified true copy, as it stated final statement. Please clear as this is acceptable and we balanced to it.

Reviewer Comment (2025-03-18): XXXX Received PCCD, LOE and Final Settlement statement; however; provided Final Settlement statement is not true and Certified. Provide true and Certified copy of Final SS.

Seller Comment (2025-03-17): (Rate Lock) PCCD LOE and final SS provided showing fee decreased
																				03/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114711	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Cure of $XXXXwas provided for Appraisal re-inspection fee, but it is less than the total cure requirement of $XXXXfor Recording fee + Appraisal re-inspection fee				Reviewer Comment (2025-03-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-03-17): (Rate Lock) $XXXX cure was applied to CD signed at close.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114711	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure provided on XXXX does not reflect the reason for not having an escrow account.				Reviewer Comment (2025-03-18): XXXX Received Letter of Explanation & Corrected Closing Disclosure Seller Comment (2025-03-17): (Rate Lock) PCCD provided		03/18/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114711	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a verification of the Borrower's business used for income qualification within XXXX days of the Note date as required by guidelines.	Reviewer Comment (2025-03-25): System waived after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-25): Regraded to EV2-B based on post-close lender exception to use bank statements in lieu of verbal VOE as required by guidelines.

Seller Comment (2025-03-21): (Rate Lock) Exception to use bank statement in lieu of XXXXrd party VOE provided

Reviewer Comment (2025-03-19): Guidelines require third party documentation (CPA, Regulatory Agency, or lic bureau), or address and phone via the internet.

Seller Comment (2025-03-17): (Rate Lock) Deposit within XXXX days showing active
																						03/25/2025	2	B	B	C	B	B	B	C	B	B	B		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114711	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX ): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a verification of the Borrower's business used for income qualification within XXXXdays of the Note date as required by guidelines.	Reviewer Comment (2025-03-25): System waived after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-25): Regraded to EV2-B based on post-close lender exception to use bank statements in lieu of verbal VOE as required by guidelines.

Seller Comment (2025-03-21): (Rate Lock) Exception to use bank statement in lieu of XXXXrd party VOE provided

Reviewer Comment (2025-03-19): Guidelines require third party documentation (CPA, Regulatory Agency, or lic bureau), or address and phone via the internet.

Seller Comment (2025-03-17): (Rate Lock) Deposit within XXXX days showing active
																						03/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114711	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX ): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a verification of the Borrower's business used for income qualification within XXXX days of the Note date as required by guidelines.	Reviewer Comment (2025-06-30): Unable to apply Comp Factors to system/Compliance Waive.

Reviewer Comment (2025-06-30): Test to apply Comp Factors.

Reviewer Comment (2025-03-25): System waived after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-25): Regraded to EV2-B based on post-close lender exception to use bank statements in lieu of verbal VOE as required by guidelines.

Seller Comment (2025-03-21): (Rate Lock) Exception to use bank statement in lieu of XXXXrd party VOE provided

Reviewer Comment (2025-03-19): Guidelines require third party documentation (CPA, Regulatory Agency, or lic bureau), or address and phone via the internet.

Seller Comment (2025-03-17): (Rate Lock) Deposit within XXXX days showing active
																						06/30/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114711	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a verification of the Borrower's business used for income qualification within XXXX days of the Note date as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXX month housing history.	SitusAMC Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-06-27): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-03-25): Lender exception provided. Reviewer Comment (2025-03-25): Regraded to EV2-B based on post-close lender exception to use bank statements in lieu of verbal VOE as required by guidelines. Seller Comment (2025-03-21): (Rate Lock) Exception to use bank statement in lieu of XXXXrd party VOE provided Reviewer Comment (2025-03-18): Required VVOE for (XXXX Housing XXXX). Exception remains. Seller Comment (2025-03-17): (Rate Lock) Deposit within XXXX days showing active			03/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114711	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-03-18): Sufficient Cure Provided At Closing		03/18/2025		1		A		A		A		A		A		XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114714	XXXX	XXXX			Credit	Insurance	Insurance Documentation	Insurance	Insurance Policy Expiration Date is less than XXXX days of the Note Date and does not have automatic renewal.		Hazard insurance policy provided has an expiration date that is less than XXXX days of the Note Date and does not have automatic renewal.				Reviewer Comment (2025-05-07): Updated Hazard insurance is received. Exception cleared. Seller Comment (2025-05-06): (Rate Lock) Renewal provided	05/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114714	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Lender Exception Approved DSCR Less than XXXX at XXXX, Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXXdoes not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-29): Per client- downgrade and waive using comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114714	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Borrower's most recent XXXX months verification of mortgage payment was not provided.				Reviewer Comment (2025-05-02): Cleared. Seller Comment (2025-04-30): (Rate Lock) Payments provided	05/02/2025			1	C	A	C	A	C	A	C	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114718	XXXX	XXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Final Title policy is required to mitigate this exception.				Reviewer Comment (2025-04-09): Loan amount provided. Cleared. Reviewer Comment (2025-04-08): Provided Preliminary Title policy is already present in the file, the policy does not have appropriate coverage. Exception remains.	04/09/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Investment	Purchase		B	A	B	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114720	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	The minimum DSCR score required for the loan program is XXXX and the calculated DSCR for the loan is .XXXX .	Borrower has owned the subject property for at least XXXX years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Good credit. Never been late of revolving or installment debt. XXXX housing history.	SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator Originator	Reviewer Comment (2025-03-14): Lender Exception with Compensating Factors. Seller Comment (2025-03-12): (Rate Lock) exception with CFs provided			03/14/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114720	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	The minimum requires reserves is XXXX months. The Borrower has XXXX months reserves.	Borrower has owned the subject property for at least XXXX years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Good credit. Never been late of revolving or installment debt. XXXX housing history. XXXX years PPP	SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator Originator Originator	Reviewer Comment (2025-03-25): Lender Exception with Compensating Factors.

Seller Comment (2025-03-22): (Rate Lock) Provided

Reviewer Comment (2025-03-19): Page XXXX of XXXX, bullet point XXXX.

Seller Comment (2025-03-15): (Rate Lock) Please advise where in guidelines it states XXXX months. Previously provided the correct page in which it stated XXXX months; please review the guides or advise where it is stated XXXX months for an investment.

Reviewer Comment (2025-03-14): The reserves requirements is XXXX months for XXXX property. Require additional assets to fulfill reserves requirement of XXXX months. Exception Remains.

Seller Comment (2025-03-13): (Rate Lock) Refer to page XXXX"The table below provides the reserve requirements for XXXX mortgage loans:" XXXX months for investment (which this is) and XXXX months for escrow waived, which the loan has escrows. XXXX months is the correct amount and we have XXXX. Please clear.

Reviewer Comment (2025-03-13): The reserves requirements is XXXX months. Require additional assets to fulfill reserves requirement of XXXX months. Exception Remains.

Seller Comment (2025-03-11): (Rate Lock) Per guidelines, min PITIA reserves for an XXXX is XXXX months
																						03/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114721	XXXX	XXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	XXXX document not provided.				Reviewer Comment (2025-04-13): 1004D provided, exception cleared. Seller Comment (2025-04-10): Undw LOE Seller Comment (2025-04-10): Providing 1004D on appraisal and email from underwriter	04/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114721	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for the borrowing entity.				Reviewer Comment (2025-04-13): OFAC in file, exception cleared. Seller Comment (2025-04-10): Fraud report, no matches for OFAC, page XXXX	04/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114723	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. The Appraisal re-inspection fee increased without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-05-22): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2025-05-22): (Rate Lock) Additional cure.

Reviewer Comment (2025-05-14): XXXX received rebuttal comment but, the adding of fee on XXXX is not valid as COC was provided after XXXX business days from the date of changes has been received on 1004. So, the baseline for re-inspection fee will be considered as $XXXX and complete cure of $XXXX will be required. Remaining cure of $XXXX is required.

Seller Comment (2025-05-13): (Rate Lock) Please clear this (as the condition clearly states "exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower" in which the provided was sufficient. Please reflect the correct cure amount needed in a correction condition.

Reviewer Comment (2025-05-13): XXXX received rebuttal, however 1004 completed as subject to completion on XXXX and appraisal re-inspection fee added on XXXX CD which is not within XXXX days of change and also fee again increased to $XXXX on XXXX CD.  A valid Changed Circumstance with sufficient information or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-05-09): (Rate Lock) Please add correct condition.

Reviewer Comment (2025-05-09): XXXX received rebuttal. However, the Appraisal re-inspection added on CD dated XXXX for $XXXXthe COC provided is not within XXXX days of the Appraisal report dated XXXX (The timing is from when the appraisal was received by the lender to when the new fee was disclosed to the borrower.  This timing should be XXXX days or less. ). We require evidence when did the lender became aware about requirement of Appraisal re-inspection or else provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-05-08): (Rate Lock) Incorrect, condition states ". Fee Amount of $XXXX exceeds tolerance of $XXXX (difference of $XXXX). " Therefore $XXXX + $XXXX = correct amount of $XXXX

Reviewer Comment (2025-05-06): XXXXreceived Post CD, LOX, copy of refund check and proof of mailing for $XXXX which is insufficient to cure both the exception. The Total cure required was $XXXX(Appraisal re-inspection fee $XXXX and verification of employment $XXXX) Kindly provide additional cure of $XXXXalong with cure documents i.e. Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-05-05): (Rate Lock) PCCD and check provided with LOE and proof

Reviewer Comment (2025-04-28): XXXX Received COC dated XXXX . However, the fee got added on CD dated XXXX for $XXXX and the fee is not charged within XXXX days of the Appraisal report XXXX. Provide supporting documents when lender received the appraisal in order to verify timeline for addition of Appraisal re-inspection. Also, the appraisal re-inspection fee increased on CD dated XXXX also the COC present in the file with invalid reason. Kindly provide a valid reason for the appraisal re-inspection fee increased on CD dated XXXX.

Seller Comment (2025-04-27): (Rate Lock) CIC provided; additional 1004D needed as not all items were completed
																					05/22/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114723	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Verification Of Employment Fee. A Verification of Employment Fee was added without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-05-22): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2025-05-22): (Rate Lock) Additional cure.

Reviewer Comment (2025-05-09): XXXX received cure of $XXXX however the total cure of $XXXXis required (Appraisal re-inspection $XXXX and $XXXX for Verification of Employment fee) Kindly provide additional cure of $XXXX in order to exception along with cure docs i.e. post CD,LOX,copy of refund check and proof of mailing.

Seller Comment (2025-05-08): (Rate Lock) Incorrect, condition states ". Fee Amount of $XXXX exceeds tolerance of $XXXX (difference of $XXXX). " Therefore $XXXX+ $XXXX= correct amount of $XXXX

Reviewer Comment (2025-05-06): XXXX received Post CD, LOX, copy of refund check and proof of mailing for $XXXX which is insufficient to cure both the exception. The Total cure required was $XXXX (Appraisal re-inspection fee $XXXX and verification of employment $XXXX) Kindly provide additional cure of $XXXX along with cure documents i.e. Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-05-05): (Rate Lock) PCCD and check provided with LOE and proof
																					05/22/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114724	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file used alternative documents to support most recent XXXX months rental history for borrower (XXXX-XXXX). A copy of lease and bank statements reflecting withdrawal of rent amount vs. XXXX months bank statements reflecting payee and amount paid.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-10): Lender exception with compensating factors.			03/10/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	B	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114724	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX SB XXXX	XXXX Predatory Lending Database Program (SB XXXX) - Certificate of Compliance or Exemption not attached to mortgage for recording.	Certificate of Compliance or Exemption is missing.	Reviewer Comment (2025-03-18): Cert of compliance provided, system cleared.

Seller Comment (2025-03-14): Please see attached cert of exemption

Reviewer Comment (2025-03-14): The Security Instrument, legal description and appraisal all indicate this property is in XXXX County. Schedule XXXX#XXXX of the title commitment states "The subject property is located within XXXX County and is subject to the XXXX Predatory Lending Database Program".  Will County requires a certificate of exemption or a certificate of compliance. Exception remains.

Seller Comment (2025-03-11): Our property is in XXXX county, I don't believe the rule applies.

XXXX
All mortgages on residential property are recordable in XXXX, XXXX, XXXXand XXXXcounties only with a valid certificate of exemption or certificate of compliance, both of which must be generated by the Anti-Predatory Lending Database ("APLD"). Fabrication of a certificate without using the APLD is a fraudulent practice and is a violation of Section XXXX(g) of the Residential Real Property Disclosure Act ("RRPDA"). Violations of the RRPDA are actionable under the Consumer Fraud and Deceptive Business Practices Act, Residential Mortgage License Act, and Title Insurance Act. Recording a mortgage without a valid certificate of exemption or compliance, generated by the APLD, may result in disciplinary action.
																				03/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	B	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114725	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the subject being a XXXX property with XXXX acres and is not highest and best use on appraisal.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-24): Lender Exception with Compensating Factors.			03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Second Home	Refinance - Rate/Term		D	B	B	B	C	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114725	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: XXXX	Secondary valuation is missing in file.	Reviewer Comment (2025-05-06): CDA desk review provided to clear this exception but another exception created as value did not support appraised value.

Seller Comment (2025-05-02): (Rate Lock) CDA provided

Reviewer Comment (2025-04-30): Appraisals in file are reports by the same appraiser.  Please provide required CDA or separate appraisal report completed by a different appraiser. Exception remains.

Seller Comment (2025-04-26): (Rate Lock) Per guidelines: "in the case there are two appraisals in the file the CDA will not be required".

We have appraisal completed on XXXX and XXXX with an increase in appraised value from $XXXX to $XXXX.

Nothing further needed per guides.

Reviewer Comment (2025-04-24): CU score XXXX >XXXX requires CDA per guidelines.

Seller Comment (2025-04-21): (Rate Lock) Please advise why this is needed. Loan is a new construction and the loan amount is not greater than $XXXX.

Reviewer Comment (2025-04-17): Appraisal provided is by the same appraiser as appraisal report in file. Please provide required CDA or separate appraisal report completed by a different appraiser. Exception remains.

Seller Comment (2025-04-14): (Rate Lock) XXXX app was provided

Reviewer Comment (2025-04-11): Additional valuation product is required. Exception Remains.

Seller Comment (2025-04-10): (Rate Lock) A XXXX Collateral Desktop Analysis (CDA) will be required for each Bank Statement / XXXX Income Non-QM loan, except for certain CU scores (in the case there are XXXX appraisals in the file, the CDA will not be required). XXXX appraisals were provided

Reviewer Comment (2025-04-10): Exception Remains - Secondary valuation is still missing in file.
																				05/06/2025			1	D	A	D	A	D	A	D	A	D	A		XXX	Second Home	Refinance - Rate/Term		D	B	B	B	C	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114725	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Evidence the Borrower received a copy of the appraisal at least XXXX business days prior to closing is missing from the loan file.				Reviewer Comment (2025-04-11): Client accepts EV2. Seller Comment (2025-04-09): (Rate Lock) Lender accepts Ev2 and wishes to waive			04/11/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Second Home	Refinance - Rate/Term		D	B	B	B	C	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114725	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Evidence the Borrower received a copy of the appraisal at least XXXX business days prior to closing is missing from the loan file.				Reviewer Comment (2025-04-11): Client accepts EV2. Seller Comment (2025-04-09): (Rate Lock) Lender accepts Ev2 and wishes to waive			04/11/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Second Home	Refinance - Rate/Term		D	B	B	B	C	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114725	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	The Loan Estimate reflects the Appraisal re inspection fee as $XXXXand the final signed and dated Closing Disclosure reflects $XXXX. The loan file does not contain evidence of a Changed Circumstance or tolerance cure to Borrower for increase.				Reviewer Comment (2025-04-16): XXXX received Corrected PCCD, Letter of Explanation and Copy of Refund Check resulting in a cured the exception. Seller Comment (2025-04-14): (Rate Lock) The XXXX intangible tax is based on the dollar amount of the Mortgage. Initial LE disclosed a tax of $XXXX based on a loan amount of $XXXX(XXXX%) Initial CD issued on XXXX had a higher loan amount of $XXXXand the tax was increased in proportion to the loan amount ($XXXXor XXXX%)		04/16/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	B	B	C	B	D	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114725	XXXX	XXXX			Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	- Housing history reflects a total of ___ reported late payments. Housing history reflects a total of ___ reported late payments.	Lender approved exception for a XXXX day late in the last XXXX months on the Mortgage.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-24): Lender Exception with Compensating Factors.			03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Second Home	Refinance - Rate/Term		D	B	B	B	C	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114725	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	The Loan Estimate reflects the Transfer Tax amount as $XXXX and the final signed and dated Closing Disclosure reflects $XXXX. The loan file does not contain evidence of a Changed Circumstance or tolerance cure to Borrower for increase.				Reviewer Comment (2025-04-16): XXXX received valid rebuttal comment and supporting rate lock document available in file with loan amount $XXXX. Seller Comment (2025-04-14): (Rate Lock) The XXXX intangible tax is based on the dollar amount of the Mortgage. Initial LE disclosed a tax of $XXXXbased on a loan amount of $XXXX(XXXX%) Initial CD issued on XXXX had a higher loan amount of $XXXXand the tax was increased in proportion to the loan amount ($XXXX or XXXX%)	04/16/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	B	B	C	B	D	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114725	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure - XXXX(f)(XXXX) Cure	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-04-16): Sufficient Cure Provided within XXXX Days of Closing		04/16/2025		1		A		A		A		A		A		XXX	Second Home	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	D	B	B	B	C	B	D	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114725	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: XXXX	There is a greater than XXXX% variance between appraised value and desk review value.	Reviewer Comment (2025-05-30): this is cleared

Reviewer Comment (2025-05-23): For securitization purposes, a second CDA is not able to be used to support the value.  Either a BPO, Field Review, revised CDA by the original reviewer, or XXXX full appraisal supporting our subject property value to clear that condition.

Seller Comment (2025-05-21): (Rate Lock) These are not separate appraisals; they are the same appraisal and the appraiser increased the value when new comps were presented. the higher value is supported by a CDA. the lower value is not a separate appraisal so the variance would not be an issue

Reviewer Comment (2025-05-20): The loan file has a lower value appraisal and CDA.

Seller Comment (2025-05-14): (Rate Lock) Doc provided
																				05/30/2025			1		A		A		A		A		A		XXX	Second Home	Refinance - Rate/Term		D	B	B	B	C	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114725	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.					Reviewer Comment (2025-06-05): Client accepts EV2.			06/05/2025	2		B		B		B		B		B		XXX	Second Home	Refinance - Rate/Term		D	B	B	B	C	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114726	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX without a valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-03): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2025-04-02): (Rate Lock) Shipped, to be delivered XXXX Reviewer Comment (2025-04-01): XXXX received LOE to borrower, Copy of Refund Check, proof of mailing, Corrected CD. XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure. Seller Comment (2025-03-31): (Rate Lock) PCCD provided with cures		04/03/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114726	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX without a valid COC. A change of circumstance provided in file (XXXX) was after the the change date of XXXX	Reviewer Comment (2025-04-03): XXXX received Letter of Explanation, Principal reduction and Corrected CD.

Seller Comment (2025-04-02): (Rate Lock) Shipped, to be delivered XXXX

Reviewer Comment (2025-04-01): XXXX received LOE to borrower, Copy of Refund Check, proof of mailing, Corrected CD. XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Seller Comment (2025-03-31): (Rate Lock) PCCD provided with cures

Seller Comment (2025-03-31): (Rate Lock) Please review the XXXX LE. This was originally disclosed on here, with the CIC and amount of $XXXX. There is no cure needed.

Reviewer Comment (2025-03-31): XXXX received rebuttal, however fee added on CD dated XXXX. Please provide valid COC document for CD dated XXXX.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-03-27): (Rate Lock) Appraisal completed XXXX and CIC re-disclosed the LE XXXX adding the $XXXXre-inspection fee. This is compliant and in the correct timeframe, not cure needed.
																					04/03/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114726	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX . Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $ XXXX exceeds tolerance of $XXXX without a valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-03): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2025-04-02): (Rate Lock) Shipped, to be delivered XXXX Reviewer Comment (2025-04-01): XXXX received LOE to borrower, Copy of Refund Check, proof of mailing, Corrected CD. XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure. Seller Comment (2025-03-31): (Rate Lock) PCCD provided with cures		04/03/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114726	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is XXXX acres, guidelines allow a maximum of XXXX acres.				Reviewer Comment (2025-04-01): Properties greater than XXXX acres apply Internal Exception Code XXXX Seller Comment (2025-03-27): (Rate Lock) Only investments are limited to XXXX acres this is a primary.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114727	XXXX	XXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	Policy amount is less than the loan amount.				Reviewer Comment (2025-05-12): Client elects to waive. Seller Comment (2025-05-07): (Rate Lock) Lender accepts the EV2			05/12/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		B	B	B	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114727	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.	Borrower attested to not receiving the appraisal report at least XXXX business days prior to closing.				Reviewer Comment (2025-05-12): Client elects to waive. Seller Comment (2025-05-07): (Rate Lock) Lender accepts the EV2			05/12/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		B	B	B	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114728	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.	No documentation in the file to evidence acknowledgement of receipt by borrower of a copy of valuation XXXX (XXXX) business days prior to consummation.				Reviewer Comment (2025-05-01): Provided borrower receipt of appraisal, system cleared. Reviewer Comment (2025-04-09): On the trailing acknowledgement of receipt of the appraisal document, the borrower did not select either received or waived their right to receive the appraisal. Reviewer Comment (2025-04-04): No documentation in the file to evidence borrower was provided with a copy of valuation XXXX business days prior to consummation.	05/01/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase		C	B	A	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114728	XXXX	XXXX			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML XXXX Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2025-05-01): Provided borrower receipt of appraisal, system cleared. Reviewer Comment (2025-04-17): Appraisal timeline states appraisal sent to borrower on XXXX but borrower did not open document until XXXX which is not XXXX business days prior to consummation date which is require on HPML loans.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	A	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114728	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.	No documentation in the file to evidence borrower was provided with a copy of valuation XXXX (XXXX) business days prior to consummation.	Reviewer Comment (2025-05-01): Provided borrower receipt of appraisal, system cleared.

Reviewer Comment (2025-04-17): Appraisal timeline states appraisal sent to borrower on XXXX but borrower did not open document until XXXX which is not XXXX business days prior to consummation date which is require on HPML loans.

Reviewer Comment (2025-04-09): On the trailing  acknowledgement of receipt of the appraisal document, the borrower did not select either received or waived their right to receive the appraisal.

Reviewer Comment (2025-04-03): Exception remains. Proof of delivery of CDA report to borrower is missing in file.
																				05/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	A	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114728	XXXX	XXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XXXX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Reviewer Comment (2025-04-04): Client elects to waive. Seller Comment (2025-04-02): (Rate Lock) accept EV2 as is and wishes to proceed			04/04/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	A	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114728	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Deed Preparation Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-03-28): Sufficient Cure Provided At Closing		03/28/2025		1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114730	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CPA letter in file does not reflect that the CPA prepared the Borrower's most recent tax return as required by guidelines.				Reviewer Comment (2025-03-21): Attestation provided, exception cleared. Seller Comment (2025-03-19): (Rate Lock) The TAX professional attestation was in the package and kindly find it attached	03/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114731	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for CPA / P&L require the use of XXXX months business assets, but borrower has supplied XXXX separate personal assets XXXX months each.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history	Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator	Reviewer Comment (2025-04-15): Lender Exception with Compensating Factors.			04/15/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114731	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for unpermitted improvements of converted XXXX car garage to living space.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history	Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator	Reviewer Comment (2025-04-15): Lender Exception with Compensating Factors.			04/15/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114739	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		ADU rental income included in market rent for the property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-28): Client elects to waive with compensating factors.			03/28/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114740	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Co Borrower self employed < XXXX years but over XXXX year but does not have prior experience in same line of work.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-17): Lender exception with compensating factors.			04/17/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		B	B	B	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114741	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Borrower Exception Requested: To proceed with XXXX% LTV (guidelines show max XXXX% LTV due to low loan amount)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Reserves: XXXX Guideline Requirement: XXXX	Originator,SitusAMC	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.			04/04/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114741	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Borrower Exception Requested: To proceed with XXXX % CLTV (guidelines show max XXXX % CLTV due to low loan amount)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Reserves: XXXX Guideline Requirement: XXXX	Originator,SitusAMC	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.			04/04/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114743	XXXX	XXXX			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	Lender exception in file for non-warrantable condo max DTI XXXX % but per guidelines max DTI is XXXX % because subject property is an investment property.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Lender Exception with Compensating Factors provided. Seller Comment (2025-04-25): (Rate Lock) exception updated Reviewer Comment (2025-04-25): Only the max XXXX% DTI was corrected. Please address the actual DTI on subject property. As per previous comments it appears the mortgage payment for primary and REO located at XXXX are combined and include an addition $XXXX/month each on the mortgage payments. MY calculate DTI is XXXX% and lender exception is stating XXXX%. Seller Comment (2025-04-22): (Rate Lock) Exception updated please review			04/28/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114743	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification borrower is minimum XXXX % owner of business	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2025-05-16): Lender approved exception for post-close documents with comp factors. Seller Comment (2025-05-15): (Rate Lock) Added to exception please review Reviewer Comment (2025-05-12): The document provided is post close. Reviewer Comment (2025-04-28): The document provided states the company is member managed and there is at least XXXX member managing the company, however the borrower is on the document as the registered agent only, not a member. An authorized agent can forma company.			05/16/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114743	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Per guidelines max DTI is XXXX % and not XXXX% as subject property is an investment property. Also need clarification of $XXXX/month P&I payment for primary property. It appears this amount is the P&I payment for subject property and P&I payment for REO located at XXXX plus $XXXX/month additional for each property per comments on page to of approval/underwriter summary. My DTI calculation is XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2025-04-28): The document provided states the company is member managed and there is at least XXXX member managing the company, however the borrower is on the document as the registered agent only, not a member. An authorized agent can forma company.

Seller Comment (2025-04-25): (Rate Lock) exception updated

Reviewer Comment (2025-04-25): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XXXX% exceeds Guideline total debt ratio of XXXX%.

Reviewer Comment (2025-04-25): Only the max XXXX% DTI was corrected.  Please address the actual DTI on subject property.  As per previous comments it appears the mortgage payment for primary and REO located atXXXX are combined and include an addition $XXXX/month each on the mortgage payments. MY calculate DTI is XXXX% and lender exception is stating XXXX%.

Seller Comment (2025-04-22): (Rate Lock) Exception updated please review
																						04/28/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114743	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Missing verification borrower is minimum XXXX% owner of business	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2025-05-16): Lender approved exception for post-close documents with comp factors. Seller Comment (2025-05-15): (Rate Lock) Added to exception please review Reviewer Comment (2025-05-12): The document provided is post close. Pre-close verification required. Reviewer Comment (2025-04-28): The document provided states the company is member managed and there is at least XXXX member managing the company, however the borrower is on the document as the registered agent only, not a member. An authorized agent can forma company.			05/16/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114744	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The distance of the comparable sales and rentals on the appraisal report exceeds XXXXmiles and the neighborhood location is suburban with compensating factors: The city of XXXX, XXXX, has a population of XXXXaccording to the XXXXXXXX. Census. This exceeds the Census Bureau's minimum threshold of XXXXto qualify as an urban area.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-05-01): Client elects to waive using comp factors.			05/01/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114744	XXXX	XXXX			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	Guidelines require payoff prior to or at closing of tax liens exceeding $XXXX.				Reviewer Comment (2025-05-05): Received evidence of satisfaction of judgement in file. Seller Comment (2025-05-02): (Rate Lock) Please see attached paperwork regarding these liens	05/05/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114744	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	XXXX-month Mortgage History or Verification of Mortgage document was not provided.	Reviewer Comment (2025-05-05): Property has no mortgage, exception cleared.

Seller Comment (2025-05-05): (Rate Lock) See attached title commitment, Schedule XXXX, Part XXXX #XXXX showing no recorded liens (this was submitted in the first reponse). Please also see additional XXXX report on page XXXX showing no lien history.

Reviewer Comment (2025-05-05): No verification that subject property is owned free and clear. XXXX-month Mortgage History or Verification of Mortgage document required for the subject property on all XXXX Refinance or XXXX Refinance transactions.

Seller Comment (2025-05-02): (Rate Lock) N/A - property is owned free and clear - see attached title commitment.
																				05/05/2025			1	C	A	C	A	C	A	C	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114745	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Borrower Exception Requested:XXXX % LTV (Max is least XXXX (XXXX)% LTV with a XXXXFICO score).	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Documentation Type: XXXX Disposable Income: $XXXX DTI: XXXX% Guideline Maximum DTI: XXXX%	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-01): Client elects to waive with compensating factors.			04/01/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114745	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.		Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Documentation Type: XXXX Disposable Income: $XXXX DTI: XXXX% Guideline Maximum DTI: XXXX%	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-01): Client elects to waive with compensating factors.			04/01/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114745	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		>XXXX NSF within the last XXXX months.	The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. Borrower has verified disposable income of at least $XXXX.	DTI: XXXX% Guideline Maximum DTI: XXXX% Documentation Type: XXXX Disposable Income: $XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-01): Client elects to waive with compensating factors.			04/01/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114745	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2025-04-02): Updated bank statement received which suffice reserves requirement .Exception cleared	04/02/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114745	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.						Reviewer Comment (2025-04-02): Updated bank statement received which suffice reserves requirement .Exception cleared	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114745	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing XXXX or more guideline components, the loan is at ATR risk.	Reserves do not cover XXXX months as required per GL.				Reviewer Comment (2025-04-02): Updated bank statement received which suffice reserves requirement .Exception cleared	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114745	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: XXXX category XXXX	The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. Borrower has verified disposable income of at least $XXXX.	DTI: XXXX% Guideline Maximum DTI: XXXX% Documentation Type: XXXX Disposable Income: $XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-01): Client elects to waive with compensating factors.			04/01/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114745	XXXX	XXXX			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Insufficient reserves provided.				Reviewer Comment (2025-04-02): Updated bank statement received which suffice reserves requirement .Exception cleared	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114745	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to insufficient reserves provided.				Reviewer Comment (2025-04-02): Updated bank statement received which suffice reserves requirement .Exception cleared	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114746	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.	No evidence that borrower received a copy of appraisal at least XXXX business days to closing.				Reviewer Comment (2025-04-21): Lender elects to waive. Seller Comment (2025-04-17): (Rate Lock) accept EV2 as is and wishes to proceed			04/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114746	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document continuity of obligation for the subject property as the property was inherited but no documentation of transfer in file to borrowers or buyout terms.				Reviewer Comment (2025-04-21): Buyout terms provided, exception cleared.	04/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114747	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Lender requested an exception which was approved for DSCR score is below XXXX after updating HOI payment with compensating factors credit score XXXX points greater and reserves more than XXXX months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-24): Lender exception with compensating factors. Seller Comment (2025-04-21): (Rate Lock) Provided approved exception			04/24/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114747	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document the Borrower's rental housing history as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-24): Lender exception with compensating factors. Seller Comment (2025-04-21): (Rate Lock) Provided approved exception			04/24/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114747	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final XXXX		Final 1003 application is missing in file.				Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared. Seller Comment (2025-04-21): (Rate Lock) Doc provided, only XXXX since there is no income Reviewer Comment (2025-04-18): The loan file does not contain the XXXX points of information.	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114748	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrowers did not sign the Note as individuals as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Borrowers executed guaranty agreement The DSCR of XXXX is greater than the minimum required DSCR of XXXX. XXXX years PPP	SitusAMC SitusAMC Originator Originator Originator	Reviewer Comment (2025-03-25): Lender Exception with Compensating Factors. Seller Comment (2025-03-22): (Rate Lock) exception uploaded			03/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114749	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final XXXX		Credit Application is missing.				Reviewer Comment (2025-05-05): Per client- this is a business purpose loan and informational only. Seller Comment (2025-05-02): (Rate Lock) this is a business purpose loan and informational only Seller Comment (2025-05-01): (Rate Lock) This does not need to be signed as previously discussed with management, please clear. Reviewer Comment (2025-04-30): Completed and signed 1003 is missing. Seller Comment (2025-04-27): (Rate Lock) provided	05/05/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114751	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing completed 4506C for Rebecca.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Originator	Reviewer Comment (2025-05-06): Client elects to waive with compensating factors.

Seller Comment (2025-05-02): (Rate Lock) exception provided

Reviewer Comment (2025-05-01): A signed and completed 4506-C is required per guidelines. Document should be dated prior to closing. Post closing 4506-C is not acceptable.

Seller Comment (2025-04-30): (Rate Lock) This was not provided in the package, and is not date sensitive. This is OK to be post-close dated.

Reviewer Comment (2025-04-30): Trailing  4506- C is dated post close.

Seller Comment (2025-04-28): (Rate Lock) provided

Reviewer Comment (2025-04-15): Received XXXX form is not acceptable as it is not designating the lender as a designee . we would Require 4506-C form for XXXX.Exception remains

Seller Comment (2025-04-15): (Rate Lock) XXXX used in lieu of 4506C
																						05/06/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114751	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing completed 4506C for Rebecca.	Reviewer Comment (2025-05-06): Lender exception with compensating factors, system cleared.

Seller Comment (2025-05-02): (Rate Lock) exception provided

Reviewer Comment (2025-05-01): A signed and completed 4506-C is required per guidelines. Document should be dated prior to closing. Post closing 4506-C is not acceptable.

Seller Comment (2025-04-30): (Rate Lock) This was not provided in the package, and is not date sensitive. This is OK to be post-close dated.

Reviewer Comment (2025-04-30): Trailing  4506- C is dated post close.

Seller Comment (2025-04-28): (Rate Lock) provided

Reviewer Comment (2025-04-15): Received XXXX form is not acceptable as it is not designating the lender as a designee . we would Require 4506-C form for XXXX.Exception remains

Seller Comment (2025-04-15): (Rate Lock) XXXX used in lieu of 4506C
																				05/06/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114751	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing completed 4506C for Rebecca.	Reviewer Comment (2025-05-06): Lender exception with compensating factors, system cleared.

Seller Comment (2025-05-02): (Rate Lock) exception provided

Reviewer Comment (2025-05-01): A signed and completed 4506-C is required per guidelines. Document should be dated prior to closing. Post closing 4506-C is not acceptable.

Seller Comment (2025-04-30): (Rate Lock) This was not provided in the package, and is not date sensitive. This is OK to be post-close dated.

Reviewer Comment (2025-04-30): Trailing  4506- C is dated post close.

Seller Comment (2025-04-28): (Rate Lock) provided

Reviewer Comment (2025-04-21): 4506-C provided is not completed missing borrower information.

Reviewer Comment (2025-04-15): Received XXXX form is not acceptable as it is not designating the lender as a designee . we would Require 4506-C form for XXXX.Exception remains

Seller Comment (2025-04-15): (Rate Lock) XXXX used in lieu of 4506C
																				05/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114751	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing 4506C for XXXX.	Reviewer Comment (2025-05-06): Lender exception with compensating factors, system cleared.

Seller Comment (2025-05-02): (Rate Lock) exception provided

Reviewer Comment (2025-05-01): A signed and completed 4506-C is required per guidelines. Document should be dated prior to closing. Post closing 4506-C is not acceptable.

Seller Comment (2025-04-30): (Rate Lock) This was not provided in the package, and is not date sensitive. This is OK to be post-close dated.

Reviewer Comment (2025-04-30): Trailing  4506- C is dated post close.

Seller Comment (2025-04-28): (Rate Lock) provided

Reviewer Comment (2025-04-15): Received XXXX form is not acceptable as it is not designating the lender as a designee . we would Require 4506-C form for XXXX.Exception remains

Seller Comment (2025-04-15): (Rate Lock) XXXX used in lieu of 4506C
																				05/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114751	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Max LTV for DTI >XXXX% is XXXX%. Subject LTV is XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Originator	Reviewer Comment (2025-04-11): Lender exception with compensating factors.			04/11/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114751	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Max LTV for DTI >XXXX% is XXXX%. Subject LTV is XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Originator	Reviewer Comment (2025-04-11): Lender exception with compensating factors.			04/11/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114752	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Borrower Exception Requested: Loan amount XXXXDSCR .XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Borrower's Own Funds Percent: XXXX% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.			04/04/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114752	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Borrower Exception requested: LTV exceeds guideline max of XXXX% for first-time investor on a short term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Borrower's Own Funds Percent: XXXX% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.			04/04/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114752	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Borrower Exception requested: LTV exceeds guideline max of XXXX% for first-time investor on a short term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Borrower's Own Funds Percent: XXXX% Borrower's Own Funds Amount: $XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.			04/04/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114753	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: Unverifiable housing history - need exception for current primary rental history. Had previous rental and was XXXX thru HELOC (thru XXXX). Has other loan in progress so using est PITIA of $XXXX(padded) which is higher than current rent of $XXXXin system.	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Borrower has been employed in the same industry for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-05-08): Per client, downgrade and waive using comp factors.			05/08/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114753	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXX): Borrower waived right to receive a copy of the appraisal at least XXXX (XXXX) business days prior to closing, and appraisal was not provided at or before closing.	Borrower waived right to receive a copy of the appraisal at least XXXX business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2025-05-20): Client elects to waive Seller Comment (2025-05-19): (Rate Lock) Please waive Reviewer Comment (2025-05-15): Client elects to waive Seller Comment (2025-05-14): (Rate Lock) Lender accepts the EV2 and wishes to waive			05/20/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114754	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003	Reviewer Comment (2025-04-17): Lender provided required data points, exception cleared.

Reviewer Comment (2025-04-16): Required Final 1003 or credit Application. Exception Remains.

Seller Comment (2025-04-15): (Rate Lock) Information provided, per XXXX. Please note there is no income on DSCR loans that is used

Reviewer Comment (2025-04-14): Please provide a copy of the Lender Credit Application or loan specific document used to originate the loan containing borrower information.

Reviewer Comment (2025-04-13): 1003 not provided, exception remains.

Seller Comment (2025-04-10): (Rate Lock) 1003s do not print on this loan program
																				04/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114754	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower closing in name of XXXX only owns XXXX % of XXXX which is less than guideline requirement of XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-08): Client elects to waive with compensating factors.			04/08/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114754	XXXX	XXXX			Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	-					Reviewer Comment (2025-04-13): Property deeded in an LLC. Seller Comment (2025-04-10): (Rate Lock) Not required for XXXX loans, as corporate resolution was filed. The spouse does not have marital interest to the property, therefore this is not needed, and is vested in LLC. Borrower is acting on behalf llc not individually. Reviewer Comment (2025-04-10): Borrower is married and lives in a community property state. Require spousal consent. Exception remains. Seller Comment (2025-04-09): (Rate Lock) This is a business purpose loan, this document is not required	04/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114756	XXXX	XXXX			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	Liens have an aggregate balance that exceeds $XXXXand is required to be paid off.				Reviewer Comment (2025-05-05): Received evidence of satisfaction of judgement in file Seller Comment (2025-05-02): (Rate Lock) Please see attached paperwork associated with these liens	05/05/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114756	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	XXXX-month Mortgage History or Verification of Mortgage document was not provided.	Reviewer Comment (2025-05-08): Exception cleared.

Seller Comment (2025-05-06): (Rate Lock) Please see attached title commitment under Sch B, Part XXXX, #XXXX showing no liens to release. Attached here is also a XXXX report showing on page XXXX that there is no lien history associated with the owner at this property since they purchased XXXX. This means the property was owned free and clear at closing which is why there is no payoff listed on the final settlement statement (also attached). There cannot be a mortgage payment history when there is no mortgage they were paying

Reviewer Comment (2025-05-05): Loan is a XXXX. XXXX-month Mortgage History or Verification of Mortgage (VOM) document required for the subject property on all XXXX Refinance or Rate-Term XXXX transactions.

Seller Comment (2025-05-02): (Rate Lock) N/A - the property was owned free and clear at the time of closing - see attached title commitment
																				05/08/2025			1	C	A	C	A	C	A	C	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114757	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Credit Report Fee increased to $XXXXwithout a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-06-05): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Seller Comment (2025-06-04): (Rate Lock) Proof from borrower they received the checks

Reviewer Comment (2025-05-28): XXXX received Post CD,LOX,Copy of refund check and proof of mailing. However, the file contains XXXX copy of refund check but there is only XXXX proof of mailing. Also, the provided XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required for XXXXand also would require XXXX proof of mailing for both the copy of refund check to cure.

Seller Comment (2025-05-27): (Rate Lock) PCCD provided and checks
																					06/05/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114757	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-06-05): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Seller Comment (2025-06-04): (Rate Lock) Proof from borrower they received the checks

Reviewer Comment (2025-05-28): XXXX received Post CD,LOX,Copy of refund check and proof of mailing. However, the file contains XXXX copy of refund check but there is only XXXX proof of mailing. Also, the provided XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required for XXXX and also would require XXXX proof of mailing for both the copy of refund check to cure.

Seller Comment (2025-05-27): (Rate Lock) PCCD provided and checks

Reviewer Comment (2025-05-07): XXXXreceived rebuttal comment. Required cure for under-disclosure of transfer tax is $XXXX cure provided at closing is $XXXX remaining cure is $XXXX. However, the total XXXX% cure is $XXXX including $XXXX for credit report fee a valid XXXX or cure will be required for total XXXX % tolerance is $XXXX($XXXX+ $XXXX).

Seller Comment (2025-05-06): (Rate Lock) XXXX applied at close, please confirm remaining cure of $XXXX
																					06/05/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114757	XXXX	XXXX			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Co-borrower living rent free and letter for verification of living rent free from owner of property was not provided				Reviewer Comment (2025-05-06): Exception cleared - Received Verification of Rent (VOR) letter and associated in XXXX. Seller Comment (2025-05-02): (Rate Lock) Rent free letter provided	05/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114757	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved an exception for Bank statement income being less than XXXX% of total income.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Miscellaneous	Loan to Value: XXXX% Guideline Maximum Loan to Value: XXXX% Housing payment history is XXXX or better	Originator,SitusAMC Originator	Reviewer Comment (2025-04-30): Per client, downgrade and waive using comp factors.			04/30/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114763	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The XXXX is greater than the guideline requirement by XXXX.	Using cashout proceeds to meet the reserve requirements Qualifying XXXX higher than XXXXx, AND at least XXXXx higher than guideline minimum	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-05-14): Client elects to waive with compensating factors			05/14/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114763	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The XXXX is greater than the guideline requirement by XXXX.	Using cashout proceeds to meet the reserve requirements Qualifying XXXX higher than XXXXx, AND at least XXXXx higher than guideline minimum	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-05-14): Client elects to waive with compensating factors			05/14/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114765	XXXX	XXXX			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	There are open judgements and Tax liens with no evidence of satisfaction or a payment plan.				Reviewer Comment (2025-05-08): Received judgement release in trailing docs. Seller Comment (2025-05-06): (Rate Lock) Please see attached paperwork associated with these items	05/08/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Investment	Purchase		B	A	B	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114766	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided						Reviewer Comment (2025-05-02): Cleared. Seller Comment (2025-04-30): (Rate Lock) N/A - the sponsor lives in XXXX which is not a community property state - see attached identification	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114767	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a XXXX unit property in which XXXX unit is XXXXsquare feet. Guidelines require minimum of XXXXsquare feet.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-21): Lender exception with compensating factors.			04/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114767	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for not meeting continuity of obligation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-21): Lender exception with compensating factors.			04/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114768	XXXX	XXXX			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-Sign Consent Agreement is not provided.				Reviewer Comment (2025-03-26): Cleared.	03/26/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114768	XXXX	XXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XXXX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.				Reviewer Comment (2025-03-26): Client elects to waive. Seller Comment (2025-03-24): (Rate Lock) Lender accepts the XXXX and wishes to proceed			03/26/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114768	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Borrower not provided with list of service providers.				Reviewer Comment (2025-03-28): XXXX received updated Settlement Service Provider List.	03/28/2025			1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114768	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded. Total amount of $ XXXX exceeds tolerance of $XXXX plus XXXX % or $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus XXXX % or $XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-03-28): XXXX received updated XXXX, the consumer was shopped for the services and the fee is not bound by a tolerance. Seller Comment (2025-03-27): (Rate Lock) XXXX provided confirming borrowers shopped Reviewer Comment (2025-03-26): XXXX received rebuttal. But the file does not contain a Settlement Service Providers List. The XXXX is necessary to determine the tolerance and whether the borrower shopped for services. Seller Comment (2025-03-24): (Rate Lock) Borrower shopped for fees, therefore not held to tolerance.	03/28/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114769	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bankruptcy Documents not provided		Bankruptcy Documents not provided.				Reviewer Comment (2025-04-11): Bankruptcy Documents provided and associated. Exception cleared Seller Comment (2025-04-10): (Rate Lock) Discharge provided	04/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114769	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Loan Estimate issued same date as Closing Disclosure XXXX	Reviewer Comment (2025-04-15): Title CD not provided to consumer excluded from testing

Seller Comment (2025-04-14): (Rate Lock) LOE provided

Reviewer Comment (2025-04-11): Loan documents received by XXXX reflected Doc ID XXXX, CD issued XXXX (same date as final LE) that has some incomplete information.  Page XXXX reflects $XXXX for rate & P&I and page XXXX reflects -XXXX- on Loan Calculations. If a disclosure was not issued to borrower, XXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  Please provide a written document general attestation from lender with specific information identifying draft or title balancing CDs that are not provided to consumer to be used for lenders files to exclude non-borrower CDs from testing.  Please provide attestation indicating incomplete CDs with no issue date, XXXX% or blank interest rate, no payments, and/or blank page XXXX loan calculations table are draft or title balancing CDs not disclosed/provided to consumer.  XXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2025-04-10): (Rate Lock) LE sent XXXX ICD sent XXXX
																				04/15/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114769	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Current business established less than XXXX years.	Borrower has verified disposable income of at least $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX	Originator,SitusAMC SitusAMC	Reviewer Comment (2025-04-08): Client elects to waive with compensating factors.			04/08/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114769	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-08): Sufficient Cure Provided At Closing		04/08/2025		1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114770	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for the borrowing entity.				Reviewer Comment (2025-04-03): Received XXXX for the borrowing entity. Verified and updated details. Exception Cleared.	04/03/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114771	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Reserves: XXXX Guideline Requirement: XXXX	Originator,SitusAMC	Reviewer Comment (2025-03-28): Client elects to waive with compensating factors.			03/28/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114771	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Calculated LTV percentage of XXXX% exceeds Guideline LTV percentage of XXXX%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Reserves: XXXX Guideline Requirement: XXXX	Originator,SitusAMC	Reviewer Comment (2025-03-28): Client elects to waive with compensating factors.			03/28/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114771	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Calculated CLTV percentage of XXXX% exceeds Guideline CLTV percentage of XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Reserves: XXXX Guideline Requirement: XXXX	Originator,SitusAMC	Reviewer Comment (2025-03-28): Client elects to waive with compensating factors.			03/28/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114772	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	The requires reserves are XXXX months, the Borrower has XXXX months of reserves.	Seasoned Borrower/Investor whose experience exceeds XXXX completed projects. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Seasoned Borrower/Investor whose experience exceeds XXXX completed projects. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-19): Lender exception with compensating factors.			03/19/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114773	XXXX	XXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed $XXXXof title insurance coverage; however this is less than the loan amount of $XXXX. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2025-03-31): Client accepts XXXX. Seller Comment (2025-03-25): (Rate Lock) Lender accepts the XXXX and wishes to waive			03/31/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114773	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Lender requested an exception which was approved to first time investor and DSCR score is XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-25): Client elects to waive with compensating factors.			03/25/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114775	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.				Reviewer Comment (2025-05-08): Received docs in trailing documents Reviewer Comment (2025-05-05): Document was not uploaded for this exception. Seller Comment (2025-05-02): attached	05/08/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114775	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation discrepancy due to missing verbal Verification of Employment (VOE) from XXXX within XXXX-calendar days prior to closing date.				Reviewer Comment (2025-05-08): Received VVOE in trailing docs	05/08/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114775	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank XXXX): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.	XXXX due to missing verbal Verification of Employment (VOE) from XXXX within XXXX -calendar days prior to closing date.				Reviewer Comment (2025-05-08): Received VVOE in trailing docs	05/08/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114775	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank XXXX): General Ability-to-Repay requirements not satisfied.	XXXX due to missing verbal Verification of Employment (VOE) from XXXX within XXXX-calendar days prior to closing date.				Reviewer Comment (2025-05-08): Received VVOE in trailing docs	05/08/2025			1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114775	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure - XXXX(f)(XXXX) Cure	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-04-25): Sufficient Cure Provided within XXXX Days of Closing		04/25/2025		1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114775	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	File is missing verbal Verification of Employment (VOE) from XXXX within XXXX-calendar days prior to closing date.				Reviewer Comment (2025-05-08): Received VVOE in trailing docs	05/08/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114775	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing verbal Verification of Employment (VOE) from XXXX within XXXX-calendar days prior to closing date.				Reviewer Comment (2025-05-05): Received VVOE in trailing docs. Seller Comment (2025-05-02): attached	05/05/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114775	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing verbal Verification of Employment (VOE) from XXXX within XXXX-calendar days prior to closing date.				Reviewer Comment (2025-05-08): Received VVOE in trailing docs	05/08/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114775	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing XXXX or more guideline components, the loan is at ATR risk.	Waterfall due to loan file missing a verification that borrower received the appraisal at least XXXX business days prior to closing.				Reviewer Comment (2025-05-08): Received docs in trailing documents	05/08/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114776	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared. Seller Comment (2025-04-21): (Rate Lock) provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114778	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		XXXX-month Mortgage History or Verification of Mortgage document was not provided.				Reviewer Comment (2025-05-06): Cleared. Seller Comment (2025-05-02): (Rate Lock) N/A - property was owned free and clear at time of closing - see attached title commitment. Also see attached purchase settlement statement showing no lender funds used to purchase	05/06/2025			1	C	A	C	A	C	A	C	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114780	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		1003 Final is missing				Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared. Seller Comment (2025-04-21): (Rate Lock) Provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114780	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	DSCR does not meet guideline requirement of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

Seasoned Borrower/Investor whose experience exceeds XXXX completed projects.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

																Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator	Reviewer Comment (2025-04-24): Lender exception with compensating factors. Seller Comment (2025-04-21): (Rate Lock) XXXX provided Reviewer Comment (2025-04-18): Please provide compelling compensating factors for consideration of downgrading/waiving exception.			04/24/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114781	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXX): Borrower waived right to receive a copy of the appraisal at least XXXX (XXXX) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of borrower's receipt of the appraisal at least XXXX days prior to closing.				Reviewer Comment (2025-05-07): Client elects to Waive. Seller Comment (2025-05-05): (Rate Lock) Lender accepts the XXXX			05/07/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114781	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.				Reviewer Comment (2025-05-09): Exception cleared - Considered additional assets to met the reserve requirement and updated the XXXX. Seller Comment (2025-05-08): (Rate Lock) Provideed XXXX business accounts with enough balance to cover the reserves. Dated XXXX XXXX? $XXXX- a\c XXXXand XXXX XXXX?$XXXX- a/c XXXX.	05/09/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114781	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to reserves requirements not met.				Reviewer Comment (2025-05-09): Exception cleared - Considered additional assets to met the reserve requirement and updated the XXXX. Seller Comment (2025-05-08): (Rate Lock) Provideed XXXX business accounts with enough balance to cover the reserves. Dated XXXX XXXX? $XXXX- a\c XXXXand XXXX XXXX?$XXXX- a/c XXXX.	05/09/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114781	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan is XXXX due to reserves requirements not met.				Reviewer Comment (2025-05-09): Exception cleared - Considered additional assets to met the reserve requirement and updated the XXXX. Seller Comment (2025-05-08): (Rate Lock) Provideed XXXX business accounts with enough balance to cover the reserves. Dated XXXX XXXX? $XXXX- a\c XXXXand XXXX XXXX?$XXXX- a/c XXXX.	05/09/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	A	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114782	XXXX	XXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Provided preliminary title policy does not have policy amount.				Reviewer Comment (2025-05-22): Client elects to waive. Seller Comment (2025-05-21): (Rate Lock) accept XXXX as is and wishes to proceed			05/22/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114782	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing third-party verification for borrower self-employed income.	Reviewer Comment (2025-06-18): Loan is Non-QM.

Reviewer Comment (2025-06-12): Current employment start date and previous employment not on final XXXX. Please provide corrected XXXX and any other Guidelines employment requirements for the borrower's current and prior employment.

Seller Comment (2025-06-11): (Rate Lock) Exception is for post dated VOE

Reviewer Comment (2025-06-11): VVOE provided is dated post close. Per guidelines, Verbal Verification of Employment (VVOE) completed within XXXX days of the note date.

Seller Comment (2025-06-09): (Rate Lock) See updated exception and VOE

Reviewer Comment (2025-06-05): The VVOE saysXXXXno longer works at XXXX,XXXXstatus is Inactive.

Seller Comment (2025-06-05): (Rate Lock) Exception approved for post purchase of VOE
																				06/18/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114782	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	XXXX due to missing third-party verification for borrower self-employed income.	Reviewer Comment (2025-06-18): Client elects to Waive.

Reviewer Comment (2025-06-18): Regraded to XXXX-B based on lender use of paystubs at time of closing to verify employment.

Reviewer Comment (2025-06-12): Current employment start date and previous employment not on final XXXX. Please provide corrected XXXX and any other Guidelines employment requirements for the borrower's current and prior employment.

Seller Comment (2025-06-11): (Rate Lock) Exception is for post dated VOE

Reviewer Comment (2025-06-11): VVOE provided is dated post close. Per guidelines, Verbal Verification of Employment (VVOE) completed within XXXX days of the note date.

Seller Comment (2025-06-09): (Rate Lock) See updated exception and VOE

Reviewer Comment (2025-06-05): The VVOE saysXXXXno longer works at XXXX,XXXXstatus is Inactive.

Seller Comment (2025-06-05): (Rate Lock) Exception approved for post purchase of VOE
																						06/18/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114782	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	File is missing third-party verification for borrower self-employed income.	Borrower has been employed in the same industry for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-18): Client elects to Waive.

Reviewer Comment (2025-06-18): Regraded to XXXX-B based on lender use of paystubs at time of closing to verify employment.

Reviewer Comment (2025-06-12): Current employment start date and previous employment not on final XXXX. Please provide corrected XXXX and any other Guidelines employment requirements for the borrower's current and prior employment.

Seller Comment (2025-06-11): (Rate Lock) Exception is for post dated VOE

Reviewer Comment (2025-06-11): VVOE provided is dated post close. Per guidelines, Verbal Verification of Employment (VVOE) completed within XXXX days of the note date.

Seller Comment (2025-06-09): (Rate Lock) See updated exception and VOE

Reviewer Comment (2025-06-05): The VVOE saysXXXXno longer works at XXXX,XXXXstatus is Inactive.

Seller Comment (2025-06-05): (Rate Lock) Exception approved for post purchase of VOE
																						06/18/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114782	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	File is missing third-party verification for borrower self-employed income.	Reviewer Comment (2025-06-18): Received VVOE in trailing docs.

Reviewer Comment (2025-06-12): Current employment start date and previous employment not on final XXXX. Please provide corrected XXXX and any other Guidelines employment requirements for the borrower's current and prior employment.

Seller Comment (2025-06-11): (Rate Lock) Exception is for post dated VOE

Reviewer Comment (2025-06-11): VVOE provided is dated post close. Per guidelines, Verbal Verification of Employment (VVOE) completed within XXXX days of the note date.

Seller Comment (2025-06-09): (Rate Lock) See updated exception and VOE

Reviewer Comment (2025-06-05): The VVOE saysXXXXno longer works at XXXX,XXXXstatus is Inactive.
																				06/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114782	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	XXXX due to missing third-party verification for borrower self-employed income.	Reviewer Comment (2025-06-18): Loan is Non-QM.

Reviewer Comment (2025-06-12): Current employment start date and previous employment not on final XXXX. Please provide corrected XXXX and any other Guidelines employment requirements for the borrower's current and prior employment.

Seller Comment (2025-06-11): (Rate Lock) Exception is for post dated VOE

Reviewer Comment (2025-06-11): VVOE provided is dated post close. Per guidelines, Verbal Verification of Employment (VVOE) completed within XXXX days of the note date.

Seller Comment (2025-06-09): (Rate Lock) See updated exception and VOE

Reviewer Comment (2025-06-05): The VVOE saysXXXXno longer works at XXXX,XXXXstatus is Inactive.
																				06/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for -Cash Proceeds of $XXXXVS Max $XXXXWith LTV >XXXX% Additional Notes- Original Exception approved with C/O over $XXXX, Appraisal rebuttal Approved by appraisal department to $XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXXx XXXX years.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-14): Lender exception with compensating factors. Seller Comment (2025-04-10): Please clarify what XXXX is looking for.			04/14/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to XXXX (XXXX) business days from transaction date of XXXX.	Subject loan transaction disbursed on XXXX, prior to XXXX (XXXX) business days from transaction date of XXXX.				Reviewer Comment (2025-04-14): PCCD provided, system cleared. Seller Comment (2025-04-10): Please see attached PCCD correcting the Funding date.	04/14/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the Borrowers' ownership percentage in the business used for income qualification.	Reviewer Comment (2025-06-11): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-04-24): Unable to accept letter signed by borrower's employee. Require XXXX party verification of ownership (CPA letter, Operating agreement) and percentage for XXXX as bank statements used for income are for this LLC. CPA letter in file does not address XXXX. Exception remains.

Seller Comment (2025-04-22): XXXX management is the Borrowers property management firm. See the attached letter.  XXXX bank is the operating account.  See the attached checks. If this isn't sufficient, please advise what you would require.

Reviewer Comment (2025-04-17): CPA letter in file and CPA lic. The letter does address the borrowers' ownership in the LLCs XXXX however, the bank statements are in the name of XXXX which is not addressed on the CPA letter stating the Borrowers' ownership percentage. Documentation provided only states that XXXX has been the management company for the borrowers. Exception remains.

Seller Comment (2025-04-15): See trailing Docs

Reviewer Comment (2025-04-14): Emails provided reflect the management company XXXX has been the management company for the borrowers. There is no information provided for the borrower's ownership percentages in the company. Exception remains.

Seller Comment (2025-04-10): See trailing documents
																				06/11/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the Borrowers' ownership percentage in the business used for income qualification.	Reviewer Comment (2025-06-11): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-04-24): Unable to accept letter signed by borrower's employee. Require XXXX party verification of ownership (CPA letter, Operating agreement) and percentage for XXXX as bank statements used for income are for this LLC. CPA letter in file does not address XXXX. Exception remains.

Seller Comment (2025-04-22): XXXX management is the Borrowers property management firm. See the attached letter.  XXXX bank is the operating account.  See the attached checks. If this isn't sufficient, please advise what you would require.

Reviewer Comment (2025-04-17): CPA letter in file and CPA lic. The letter does address the borrowers' ownership in the LLCs XXXX however, the bank statements are in the name of XXXX which is not addressed on the CPA letter stating the Borrowers' ownership percentage. Documentation provided only states that XXXX has been the management company for the borrowers. Exception remains.

Seller Comment (2025-04-15): See trailing Docs

Reviewer Comment (2025-04-14): Emails provided reflect the management company XXXX has been the management company for the borrowers. There is no information provided for the borrower's ownership percentages in the company. Exception remains.

Seller Comment (2025-04-10): See attached CPA Letter and supporting documents. Borrowers are XXXX% owners.
																				06/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the Borrowers' ownership percentage in the business used for income qualification.	Reviewer Comment (2025-06-11): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-04-24): Unable to accept letter signed by borrower's employee. Require XXXX party verification of ownership (CPA letter, Operating agreement) and percentage for XXXX as bank statements used for income are for this LLC. CPA letter in file does not address XXXX. Exception remains.

Seller Comment (2025-04-22): XXXX management is the Borrowers property management firm. See the attached letter.  XXXX bank is the operating account.  See the attached checks. If this isn't sufficient, please advise what you would require.

Reviewer Comment (2025-04-17): CPA letter in file and CPA lic. The letter does address the borrowers' ownership in the LLCs XXXX however, the bank statements are in the name of XXXX which is not addressed on the CPA letter stating the Borrowers' ownership percentage. Documentation provided only states that XXXX has been the management company for the borrowers. Exception remains.

Seller Comment (2025-04-15): See trailing Docs

Reviewer Comment (2025-04-14): Emails provided reflect the management company XXXX has been the management company for the borrowers. There is no information provided for the borrower's ownership percentages in the company. Exception remains.

Seller Comment (2025-04-10): See trailing documents
																				06/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.		Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXXx XXXX years.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-09): Lender exception with compensating factors.			04/09/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document the Borrowers' ownership percentage in the business used for income qualification.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXXx XXXX years.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-06-11): Lender Exception provided.

Reviewer Comment (2025-06-11): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-06-05): XXXX is the sole signatory on the management contract, but the checks are not in the name of XXXX. Unable to tie account and income to the borrowers for #XXXX.   XXXX is not a signatory on the management contract, but the checks are in the name of XXXX. Accounts XXXX and XXXX can be used for income with Lender Exception in file. XXXX is XXXX of XXXX signatories on the management contract. Unable to determine the percentage of ownership to be applied to the account associated with XXXX property to provide the amount of income the borrower is entitled to. The checks are in the name of XXXX, but unable support XXXX% usage of income as the contract shows another owner to the property on XXXX. Both XXXX and XXXX are owners, thus both are entitled to the income, Borrowers' percentage required.

Seller Comment (2025-06-03): Please see attached investor approval.

Reviewer Comment (2025-05-29): Agreement states the Trust Account shall be owned by the Owner/borrowers. Please provide bank documentation that the Owners/borrowers have ownership of the accounts provided which are in the management companies name.

Seller Comment (2025-05-23): See attached property management agreements

Reviewer Comment (2025-04-24): Unable to accept letter signed by borrower's employee. Require XXXX party verification of ownership (CPA letter, Operating agreement) and percentage for XXXX as bank statements used for income are for this LLC. CPA letter in file does not address XXXX. Exception remains.

Seller Comment (2025-04-18): XXXX management is the Borrowers property management firm. See the attached letter.  XXXX bank is the operating account.  See the attached checks. If this isn't sufficient, please advise what you would require.

Reviewer Comment (2025-04-17): CPA letter in file and CPA lic. The letter does address the borrowers' ownership in the LLCs XXXX however, the bank statements are in the name of XXXX which is not addressed on the CPA letter stating the Borrowers' ownership percentage. Documentation provided only states that XXXX has been the management company for the borrowers. Exception remains.

Seller Comment (2025-04-15): Please see attached CPA letter and CPA Lic. It said borrower owns XXXX% of all LLC's.

Reviewer Comment (2025-04-14): Emails provided reflect the management company XXXX has been the management company for the borrowers. There is no information provided for the borrower's ownership percentages in the company. Exception remains.

Seller Comment (2025-04-10): See trailing documents
																						06/11/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan s ATR Fail due to missing income documents				Reviewer Comment (2025-06-11): Documentation provided. Exception cleared.	06/11/2025			1		A		A		A		A		A		XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank XXXX): Unable to verify current employment status using reasonably reliable third-party records.	Unable to verify current employment status using reasonably reliable third-party records. (XXXX/Bank Statements)				Reviewer Comment (2025-06-11): Documentation provided. Exception cleared.	06/11/2025			1		A		A		A		A		A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank XXXX): Unable to verify current employment status using reasonably reliable third-party records.	Unable to verify current employment status using reasonably reliable third-party records. (XXXX/Bank Statements)				Reviewer Comment (2025-06-11): Documentation provided. Exception cleared.	06/11/2025			1		A		A		A		A		A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statements	Ability to Repay (Dodd-Frank XXXX): Unable to verity Bank Statement income due to, missing Bank Statement, CPA Letter, Third Party Verification or Other documentation.	Unable to verity Bank Statement income due to, missing Bank Statement, CPA Letter, Third Party Verification or Other documentation. (XXXX/Bank Statements)				Reviewer Comment (2025-06-11): Documentation provided. Exception cleared.	06/11/2025			1		A		A		A		A		A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statements	Ability to Repay (Dodd-Frank XXXX): Unable to verity Bank Statement income due to, missing Bank Statement, CPA Letter, Third Party Verification or Other documentation.	Unable to verity Bank Statement income due to, missing Bank Statement, CPA Letter, Third Party Verification or Other documentation. (XXXX/Bank Statements)				Reviewer Comment (2025-06-11): Documentation provided. Exception cleared.	06/11/2025			1		A		A		A		A		A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank XXXX): General Ability-to-Repay requirements not satisfied.	Due to missing income ducmentation to clear .				Reviewer Comment (2025-06-11): Documentation provided. Exception cleared.	06/11/2025			1		A		A		A		A		A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114783	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-		Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXXx XXXX years.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-06-11): Lender Excepotion with Compensating Factors. Reviewer Comment (2025-06-11): To be waived. Reviewer Comment (2025-06-11): System auto populate exception. Not needed.			06/11/2025	2		B		B		B		B		B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114858	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The DSCR Calculation Worksheet was not provided.				Reviewer Comment (2025-01-08): Received XXXX Calculation. Exception Cleared Buyer Comment (2025-01-05): XXXX with XXXX calc	01/08/2025			1	C	A	C	A	C	A	C	A	D	A		XXX	Investment	Purchase		D	A	D	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114784	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non warrantable condo: ** XXXX-XXXXspecial assessments disclosed for XXXX million collectively to XXXX, waterproof, paint exterior envelope stairwells and balconies and to repair/restore additional common elements. HOA provide email confirming these repairs were completed but does not have documentation to provide confirming this. Master policy is a Citizens basic policy insuring basic perils only.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-21): Lender exception with compensating factors.			04/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114784	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least XXXX (XXXX) business days prior to closing.	Loan Estimate provided on XXXX is not received at least XXXX business days prior to closing.				Reviewer Comment (2025-04-30): XXXX received wet signed LE which met timing Seller Comment (2025-04-29): (Rate Lock) Signed LE from XXXX provided	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114784	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Minimum FICO for a non warrantable condo is XXXX Borrower's FICO XXXX . Max DTI for a non warrantable condo is XXXX% and DTI for Borrower is XXXX%.				Reviewer Comment (2025-04-21): Lender exception with compensating factors, system cleared.	04/21/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114784	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank XXXX): The DTI calculated in accordance with the Lenders Guidelines and XXXX(c)(XXXX) of XXXX% moderately exceeds the guideline maximum of XXXX%. (DTI Exception is eligible to be regraded with compensating factors.)	Minimum FICO for a non warrantable condo is XXXXBorrower's FICO XXXX. Max DTI for a non warrantable condo is XXXX% and DTI for Borrower is XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-21): Lender exception with compensating factors.			04/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114784	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Minimum FICO for a non warrantable condo is XXXXBorrower's FICO XXXX. Max DTI for a non warrantable condo is XXXX% and DTI for Borrower is XXXX%.				Reviewer Comment (2025-04-21): Lender exception with compensating factors, system cleared.	04/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114784	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Max DTI for a non warrantable condo is XXXX % and DTI for Borrower is XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-21): Lender exception with compensating factors.			04/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114784	XXXX	XXXX			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Minimum FICO for a non warrantable condo is XXXX Borrower's FICO XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-21): Lender exception with compensating factors.			04/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114784	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Minimum FICO for a non warrantable condo is XXXX Borrower's FICO XXXX. Max DTI for a non warrantable condo is XXXX% and DTI for Borrower is XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-21): Lender exception with compensating factors.			04/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114784	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing XXXX or XXXX guideline components, the loan is at ATR risk.	Minimum FICO for a non warrantable condo is XXXXBorrower's FICO XXXX. Max DTI for a non warrantable condo is XXXX% and DTI for Borrower is XXXX%.				Reviewer Comment (2025-04-21): Lender exception with compensating factors, system cleared.	04/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114785	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Complete 1003 is not provided in file.				Reviewer Comment (2025-04-24): XXXX provided, exception cleared. Seller Comment (2025-04-21): (Rate Lock) XXXX loan - XXXX provided for information only	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114785	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower did not sign the Note as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-24): Borrower signed a guarantee agreement, lender exception provided. Seller Comment (2025-04-21): (Rate Lock) Please see exception			04/24/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114788	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003	Reviewer Comment (2025-05-15): Client email received. Exception cleared.

Reviewer Comment (2025-05-15): Guidelines state XXXX should be signed by borrower. Exception remains.

Seller Comment (2025-05-13): (Rate Lock) That is invalid. Page XXXX states no TRID docs for XXXX loans. This is XXXX and needs cleared. As all other XXXX loans, this is not needed and to be cleared.

Reviewer Comment (2025-05-09): Pg XXXX of the guidelines state that a complete XXXX signed and dated by interviewer and borrower is required.

Seller Comment (2025-05-07): (Rate Lock) Escalate, as this is not a requirement for business purpose.

Reviewer Comment (2025-05-07): Per guides in the borrowers section - Borrowing Entity and Personal Guarantors must complete a loan application and receive notice of the loan and its terms prior to closing. Completion includes signed/dated.

Seller Comment (2025-05-04): (Rate Lock) This is not required on business purpose loans, it is only informational. Please escalate.

Reviewer Comment (2025-05-02): Fully executed final 1003 application is required. Exception Remains.

Seller Comment (2025-05-02): (Rate Lock) Business purpose loan and used for information only

Seller Comment (2025-05-01): (Rate Lock) Signed and dated is not required for this loan as TRID is not applied. Please cleart

Reviewer Comment (2025-05-01): Please provide a fully executed final XXXX. XXXX provided in file was not signed and dated.
																				05/15/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114789	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 or Credit application is missing in loan file .				Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared. Seller Comment (2025-04-24): (Rate Lock) Provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114789	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception to allow XXXX properties when maximum is XXXX for same borrower. Total loan amount under XXXX million and assignment of contract with XXXX party fees.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history.	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-18): Lender Exception with Compensating Factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114790	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rate lock provided states the borrower has been qualified with XXXX months bank statement whereas the bank statements we have is for XXXX months. An updated rate lock stating the doc type as XXXX months or additional bank statements to match the current rate lock is missing.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-30): Client elects to waive with compensating factors. Seller Comment (2025-04-28): (Rate Lock) exceptions provided Reviewer Comment (2025-04-15): Please provide updated rate lock to reflect approval at XXXX mnth bank statement program. Seller Comment (2025-04-14): (Rate Lock) This is a XXXX Year Fixed Bank Statement / XXXX Income EXXXX we have XXXX months personal bank statement and XXXX months business account to verify income.			04/30/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114790	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Maximum LTV for a non arms length transaction is XXXX %, subject transaction is XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-30): Client elects to waive with compensating factors. Seller Comment (2025-04-28): (Rate Lock) exceptions provided Reviewer Comment (2025-04-15): Borrower rented subject property prior to XXXX. Seller Comment (2025-04-11): (Rate Lock) Per Appraisal report subject transaction is an XXXX-length sale			04/30/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114790	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Maximum LTV for a non arms length transaction is XXXX %, subject transaction is XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-30): Client elects to waive with compensating factors. Seller Comment (2025-04-28): (Rate Lock) exceptions provided Reviewer Comment (2025-04-15): Borrower rented subject property prior to XXXX. Seller Comment (2025-04-11): (Rate Lock) Per Appraisal report subject transaction is an XXXX-length sale			04/30/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114790	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Maximum LTV for a non arms length transaction is XXXX %, subject transaction is XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-30): Client elects to waive with compensating factors. Seller Comment (2025-04-28): (Rate Lock) exceptions provided Reviewer Comment (2025-04-15): Borrower rented subject property prior to XXXX. Seller Comment (2025-04-11): (Rate Lock) Per Appraisal report subject transaction is an XXXX-length sale			04/30/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXXplus XXXX% or $XXXX. Insufficient or no cure was provided to the borrower.	XXXXPercent Fee Tolerance exceeded. Total amount of $XXXXexceeds tolerance of $XXXXplus XXXX% or $XXXXwithout a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-28): XXXX received corrected PCCD, LOX and Final Settlement Statement. Seller Comment (2025-04-25): (Rate Lock) Final PCCD showing fee reduced	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXXPercent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXexceeds tolerance of $XXXXwithout a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-28): XXXX : Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Seller Comment (2025-04-25): (Rate Lock) This was already applied at closing	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower provided letter for living rent free, however file is missing letter from parents.				Reviewer Comment (2025-05-02): Exception cleared with Letter of explanation. Seller Comment (2025-05-01): (Rate Lock) A letter isn't needed as the borrower does not live with the parents, he simply parks his rig there, which wouldn't constitute needing a rent free letter	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	CPA letter provided in file is not dated, unable to use it to confirm borrower percentage ownership of business entity.				Reviewer Comment (2025-05-06): CPA letter received and updated. exception cleared Seller Comment (2025-05-05): (Rate Lock) CPA provided Reviewer Comment (2025-05-02): Please provide a dated CPA letter to confirm borrower's percentage of ownership of business entity. Seller Comment (2025-05-01): (Rate Lock) A letter isn't needed as the borrower does not live with the parents, he simply parks his rig there, which wouldn't constitute needing a rent free letter	05/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV exceeds maximum allowable of XXXX % for borrower living rent free.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2025-05-07): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-24): Please provide compelling compensating factors for consideration of downgrading/waiving exceptions.			05/07/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	CLTV exceeds maximum allowable of XXXX% for borrower living rent free.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2025-05-07): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-24): Please provide compelling compensating factors for consideration of downgrading/waiving exceptions.			05/07/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	The DTI exceeds guidelines required of XXXX% for a borrower living rent free.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. FICO XXXX > XXXX required.	SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator	Reviewer Comment (2025-05-20): Waived and downgraded using comp factors.

Reviewer Comment (2025-05-14): Exception requests provided is for LTV and IPC.

Seller Comment (2025-05-09): (Rate Lock) There are already approved exceptions for DIT and LTV for this

Reviewer Comment (2025-05-08): Per Guidelines, Borrowers who live rent-free or without a complete XXXX-month housing history are allowed, with all of the following restrictions: LTV may not exceed XXXX%, DTI may not exceed XXXX%. The borrower cannot produce as XXXX month housing history and are subject to the limitations.

Seller Comment (2025-05-07): (Rate Lock) Per LOE from the borrower he is not living with his parents, therefore is not rent free.

Reviewer Comment (2025-04-24): Please provide compelling compensating factors for consideration of downgrading/waiving exceptions.
																						05/20/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		CPA letter provided in file is not dated, unable to use it to confirm borrower percentage ownership of business entity.				Reviewer Comment (2025-05-06): CPA letter received and updated. exception cleared Seller Comment (2025-05-05): (Rate Lock) CPA provided Reviewer Comment (2025-05-02): Please provide a dated CPA letter to confirm borrower's percentage of ownership of business entity. Seller Comment (2025-05-01): (Rate Lock) A letter isn't needed as the borrower does not live with the parents, he simply parks his rig there, which wouldn't constitute needing a rent free letter	05/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to Calculated investor qualifying total debt ratio of XXXX% exceeds Guideline total debt ratio of XXXX%.	Reviewer Comment (2025-05-21): Loan is Non-QM

Reviewer Comment (2025-05-14): Exception requests provided is for LTV and IPC.

Seller Comment (2025-05-09): (Rate Lock) There are already approved exceptions for DIT and LTV for this

Reviewer Comment (2025-05-08): Per Guidelines, Borrowers who live rent-free or without a complete XXXX-month housing history are allowed, with all of the following restrictions: LTV may not exceed XXXX%, DTI may not exceed XXXX%. The borrower cannot produce as XXXX month housing history and are subject to the limitations.

Seller Comment (2025-05-07): (Rate Lock) Per LOE from the borrower he is not living with his parents, therefore is not rent free.

Reviewer Comment (2025-05-07): Received CPA letter in trailing docs. Exception remains due to the calculated DTI of XXXX% exceeding the guidelines maximum of XXXX% for a borrower living rent free.

Seller Comment (2025-05-05): (Rate Lock) CPA provided

Reviewer Comment (2025-05-02): Please provide a dated CPA letter to confirm borrower's percentage of ownership of business entity.

Seller Comment (2025-05-01): (Rate Lock) A letter isn't needed as the borrower does not live with the parents, he simply parks his rig there, which wouldn't constitute needing a rent free letter
																				05/21/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and XXXX(c)(XXXX) of XXXX% significantly exceeds the guideline maximum of XXXX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Waterfall due to Calculated investor qualifying total debt ratio of XXXX% exceeds Guideline total debt ratio of XXXX%.	Reviewer Comment (2025-05-21): Client elects to waive.

Seller Comment (2025-05-21): (Rate Lock) Lender accepts the EV2 please waive

Reviewer Comment (2025-05-21): Regraded to EV2-B based on senior approval of DTI exception based on comp factors.

Reviewer Comment (2025-05-14): Exception requests provided is for LTV and IPC.

Seller Comment (2025-05-09): (Rate Lock) There are already approved exceptions for DIT and LTV for this

Reviewer Comment (2025-05-08): Per Guidelines, Borrowers who live rent-free or without a complete XXXX-month housing history are allowed, with all of the following restrictions: LTV may not exceed XXXX%, DTI may not exceed XXXX%. The borrower cannot produce as XXXX month housing history and are subject to the limitations.

Seller Comment (2025-05-07): (Rate Lock) Per LOE from the borrower he is not living with his parents, therefore is not rent free.

Reviewer Comment (2025-05-07): Received CPA letter in trailing docs. Exception remains due to the calculated DTI of XXXX% exceeding the guidelines maximum of XXXX% for a borrower living rent free.

Seller Comment (2025-05-05): (Rate Lock) CPA provided

Reviewer Comment (2025-05-02): Please provide a dated CPA letter to confirm borrower's percentage of ownership of business entity.

Seller Comment (2025-05-01): (Rate Lock) A letter isn't needed as the borrower does not live with the parents, he simply parks his rig there, which wouldn't constitute needing a rent free letter
																						05/21/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing date on CPA letter provided in file and letter for verification of living rent free.				Reviewer Comment (2025-05-06): CPA letter received and updated. exception cleared Seller Comment (2025-05-05): (Rate Lock) CPA provided Reviewer Comment (2025-05-02): Please provide a dated CPA letter to confirm borrower's percentage of ownership of business entity. Seller Comment (2025-05-01): (Rate Lock) A letter isn't needed as the borrower does not live with the parents, he simply parks his rig there, which wouldn't constitute needing a rent free letter	05/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to Calculated investor qualifying total debt ratio of XXXX% exceeds Guideline total debt ratio of XXXX%.	Reviewer Comment (2025-05-21): Loan is Non-QM.

Reviewer Comment (2025-05-14): Exception requests provided is for LTV and IPC.

Seller Comment (2025-05-09): (Rate Lock) There are already approved exceptions for DIT and LTV for this

Reviewer Comment (2025-05-07): Received CPA letter in trailing docs. Exception remains due to the calculated DTI of XXXX% exceeding the guidelines maximum of XXXX% for a borrower living rent free.

Seller Comment (2025-05-05): (Rate Lock) CPA provided

Reviewer Comment (2025-05-02): Please provide a dated CPA letter to confirm borrower's percentage of ownership of business entity.

Seller Comment (2025-05-01): (Rate Lock) A letter isn't needed as the borrower does not live with the parents, he simply parks his rig there, which wouldn't constitute needing a rent free letter
																				05/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for XXXX% IPC when LTV is XXXX%, max is XXXX% when >XXXX% LTV.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2025-05-07): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-24): Please provide compelling compensating factors for consideration of downgrading/waiving exceptions.			05/07/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-28): Sufficient Cure Provided At Closing		04/28/2025		1		A		A		A		A		A		XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114791	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Unable to determine if there are any guideline deficiencies which could result in a risk to the borrower's ability to repay due to missing information.					Reviewer Comment (2025-05-06): CPA letter received and updated. exception cleared	05/06/2025			1		A		A		A		A		A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114793	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared. Seller Comment (2025-04-21): (Rate Lock) provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114793	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception to allow XXXX properties when max is XXXX for same borrower. Total loan amt under XXXX million and assignment of contract with 3rd party fees	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-18): Lender Exception with Compensating Factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114794	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 is missing in the file.				Reviewer Comment (2025-04-24): Lender exception with compensating factors. Seller Comment (2025-04-22): (Rate Lock) provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114794	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception to allow XXXX properties when max is XXXX. Total loan amount under $XXXXand assignment of contract with 3rd party fees.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history.	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-18): Lender Exception with Compensating Factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114794	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a lender exception for DSCR .XXXXbut my calculation the DSCR is XXXX. Gross rent $XXXX. P&I XXXX, taxes XXXXand HOI $XXXX= XXXXDSCR.				Reviewer Comment (2025-04-24): Correct XXXX in file. Seller Comment (2025-04-22): (Rate Lock) This is correct as XXXX a the time was less	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114795	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 not provided in file.				Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared. Seller Comment (2025-04-22): (Rate Lock) provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114795	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided	Closing statement not provided.	Reviewer Comment (2025-05-07): Provided.

Seller Comment (2025-05-05): (Rate Lock) Final SS for correct property provided

Reviewer Comment (2025-05-01): Final settlement received has a different property address from the subject property address. Please provide a HUD settlement document with the correct property address.

Seller Comment (2025-04-30): (Rate Lock) NO CD as this is a business purpose loan and no TRID docs. Final settlement statement signed by the borrowers should be sufficient

Reviewer Comment (2025-04-30): HUD/CD uploaded not for the subject property.

Seller Comment (2025-04-27): (Rate Lock) Provided

Reviewer Comment (2025-04-25): HUD/CD still not provided

Seller Comment (2025-04-22): (Rate Lock) provided
																				05/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114795	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception to allow XXXX properties when max is XXXX for same borrower. Total loan amt under XXXX million and assignment of contract with XXXXrd party fees.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history.	Originator,SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-30): Client accepts EV2. Seller Comment (2025-04-27): (Rate Lock) Please waive/clear as an EV2 Reviewer Comment (2025-04-18): Lender Exception with Compensating Factors.			04/30/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114795	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a lender exception in file for DSCR of .XXXXbut my calculations the DSCR is XXXX. Gross rent $XXXX. P&I $XXXX, taxes $XXXXand HOI $XXXX= XXXXDSCR.				Reviewer Comment (2025-04-30): Cleared. Seller Comment (2025-04-27): (Rate Lock) confirmed XXXX is XXXX	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114796	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 is missing in the file.				Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared. Seller Comment (2025-04-21): (Rate Lock) provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114796	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requesting exception to allow XXXX properties when max is XXXX for same borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history.	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-18): Lender Exception with Compensating Factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114797	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		1003 Final is missing.				Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared.	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114797	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception to allow XXXX properties when max is XXXX for same borrower. Total loan amt under XXXX million and assignment of contract with 3rd party fees	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history.	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-18): Lender Exception with Compensating Factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114797	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a lender exception in file for DSCR of .XXXX but my calculations is XXXX and no exception required. $XXXX gross rents. P&I $XXXX , taxes $XXXX and HOI $XXXX= XXXX DSCR.				Reviewer Comment (2025-04-24): Exception not needed, exception cleared. Seller Comment (2025-04-21): (Rate Lock) Please see updated exception	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114798	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Know defect :Requesting exception to allow XXXX properties when max is XXXX for same borrower. Total loan amt under XXXX million and assignment of contract with XXXXrd party fees.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history.	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-18): Lender Exception with Compensating Factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114798	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 or credit application document is missing				Reviewer Comment (2025-04-24): 1003 provided, exception cleared. Seller Comment (2025-04-21): (Rate Lock) BP loan - 1003 is not required - provided copy of the document for informational purpose only	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114799	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		To allow XXXX properties when max is XXXX for same borrower. Total loan amount under XXXX million and assignment of contract with XXXXrd party fees.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Seasoned Borrower/Investor whose experience exceeds XXXX completed projects. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-18): Lender Exception with Compensating Factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114799	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a lender exception of DSCR of .XXXX and my calculation is XXXX which does not require exception. Gross rent $XXXX. P&I $XXXX, taxes $XXXXand HOI $XXXX= XXXXDSCR.				Reviewer Comment (2025-04-24): Final DSCR XXXX within guidelines, exception cleared. Seller Comment (2025-04-21): (Rate Lock) This is correct, XXXX at the time was XXXX	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114799	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared. Seller Comment (2025-04-21): (Rate Lock) provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114800	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow XXXX properties when max is XXXX for same borrower. Total loan amount under XXXX million and assignment of contract with 3rd party fees	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-18): Lender Exception with Compensating Factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114800	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a lender exception for DSCR of .XXXX but my calculation is XXXX and no lender exception required. Gross rents $XXXX . P&I $XXXX, taxes $XXXXand HOI $XXXX= XXXXDSCR.				Reviewer Comment (2025-04-24): Confirmed XXXX .XXXX. Seller Comment (2025-04-21): (Rate Lock) XXXX/XXXX= XXXX so XXXX would be under XXXX	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114800	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared. Seller Comment (2025-04-21): (Rate Lock) provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114800	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Service Coverage Ratio (Subject DSCR) of XXXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-24): Lender exception with compensating factors.			04/24/2025	2		B		B		B		B		B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114801	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Credit Application or Final Loan Application is missing from the file.				Reviewer Comment (2025-04-17): Required data points provided, exception cleared. Reviewer Comment (2025-04-17): Unable to clear this with provided processor certificate. Require final 1003/ credit application. Exception remains. Seller Comment (2025-04-16): (Rate Lock) Screenshots provided, please escalate as management confirmed this is acceptable	04/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114801	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception to allow XXXX properties when max is XXXX for same borrower. Total loan amount under XXXX million and assignment of contract with XXXXrd party fees	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Borrower has real estate investment experience	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-16): Lender Exception with Compensating Factors.			04/16/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114802	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has XXXXproperties when max is XXXX for same borrower. Total loan amt under XXXX million and assignment of contract with XXXXrd party fees.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's Experience/Track Record	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's Experience/Track Record. The borrower is a seasoned investor with XXXX prior investments displaying at least XXXXxXXXXxXXXX pay history	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-18): Lender exception with compensating factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114802	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2025-04-24): Lender exception with compensating factors. Seller Comment (2025-04-22): (Rate Lock) Provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114802	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's Experience/Track Record	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's Experience/Track Record. The borrower is a seasoned investor with XXXX prior investments displaying at least XXXXxXXXXxXXXX pay history	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-24): Lender exception with compensating factors. Seller Comment (2025-04-24): (Rate Lock) Exception provided			04/24/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114802	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-05-01): Received corrected 1008 in trailing docs. Seller Comment (2025-04-30): (Rate Lock) corrected 1008 Reviewer Comment (2025-04-24): 1008 does not address all alerts on fraud report. Seller Comment (2025-04-22): (Rate Lock) 1008 providded	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114803	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Complete 1003 Final is not provided in file.				Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared. Seller Comment (2025-04-21): (Rate Lock) Provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114803	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has XXXX properties when max is XXXX for same borrower. Total loan amt under XXXX million and assignment of contract with XXXXrd party fees.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's reserves exceed guidelines by at least XXXX months.	Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-18): Lender exception with compensating factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114803	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower did not sign the Note as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's reserves exceed guidelines by at least XXXX months.	Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-24): Guarantee agreement signed in file, lender exception with compensating factors. Seller Comment (2025-04-22): (Rate Lock) Exception provided			04/24/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114804	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		1003 Final is missing in the file.				Reviewer Comment (2025-04-24): Lender exception with compensating factors. Seller Comment (2025-04-22): (Rate Lock) Provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114804	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has XXXX properties when max for same borrower is XXXX. Total loan amt under XXXX million and assignment of contract with XXXXrd party fees.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-18): Lender exception with compensating factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114804	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-05-01): Received corrected 1008 in trailing docs. Seller Comment (2025-04-30): (Rate Lock) 1008 provided Reviewer Comment (2025-04-24): 1008 does not address all alerts from fraud report. Seller Comment (2025-04-22): (Rate Lock) Provided	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114804	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower did not sign the Note as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. The qualifying DSCR on the loan is greater than the guideline minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The DSCR of XXXX is greater than the minimum required DSCR of XXXX.	Originator,SitusAMC SitusAMC SitusAMC Originator	Reviewer Comment (2025-04-24): Lender exception with compensating factors. Seller Comment (2025-04-24): (Rate Lock) exception provided			04/24/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114805	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested:. Borrower owns another investment property, but purchased XXXX so &lt;XXXXmonths and lives rent free with family member.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors.			04/02/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114805	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Request: LLC documents not specific for owning rental property.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Guidelines Representative FICO: XXXX Representative FICO: XXXX Reserves: XXXX Guideline Requirement: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors.			04/02/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114805	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: XXXX of XXXX units is XXXXsq ft (XXXX, XXXX, XXXX, and XXXX).	The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Guidelines Representative FICO: XXXX Representative FICO: XXXX Reserves: XXXX Guideline Requirement: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors.			04/02/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114805	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for the borrowing entity.				Reviewer Comment (2025-04-07): Fraud report showing OFAC search for borrowing entity is received. Exception cleared. Seller Comment (2025-04-07): (Rate Lock) Provided	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114806	XXXX	XXXX			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note zip code is 78597 and flood, hazard and appraisal zip code is 78578.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-06-25): Exception to allow post review Note to correct zip code. Lender Exception with Compensating Factors provided. Seller Comment (2025-06-25): (Rate Lock) Exception for corrected note to be post close Reviewer Comment (2025-05-27): Please provide a corrected Note and Security instrument as well as evidence of recording.			06/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114806	XXXX	XXXX			Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note zip code is 78597 and flood, hazard and appraisal zip code is 78578.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-06-25): Exception to allow post review Note to correct zip code. Lender Exception with Compensating Factors provided. Seller Comment (2025-06-25): (Rate Lock) Exception for corrected note to be post close Reviewer Comment (2025-05-30): Corrected Note and Security instrument were still not provided. Reviewer Comment (2025-05-27): Please provide a corrected Note and Security instrument as well as evidence of recording.			06/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114806	XXXX	XXXX			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	Note zip code is 78597 and flood, hazard and appraisal zip code is 78578.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-06-25): Exception to allow post review Note to correct zip code. Lender Exception with Compensating Factors provided. Seller Comment (2025-06-25): (Rate Lock) Exception for corrected note to be post close Reviewer Comment (2025-05-30): Corrected Note and Security instrument were still not provided. Reviewer Comment (2025-05-27): Please provide a corrected Note and Security instrument as well as evidence of recording.			06/25/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114806	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2025-06-30): Clear PDI provided. Cleared.	06/30/2025			1		A		A		A		A		A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114806	XXXX	XXXX			Property	Valuation	General	Valuation	Valuation Product pending		Clear Capital / Post Disaster Inspection + ClearMap - 2 Days				Reviewer Comment (2025-06-30): Cleare PDI provided. Reviewer Comment (2025-06-28): Valuation Received - 06/28/2025	06/30/2025			1		A		A		A		A		A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114807	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception was Approved Requesting to allow XXXX on investment property , good credit XXXXXXXX Month of Rental income received at higher rental amount $XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Housing history XXXX+ years XXXX. Credit depth with XXXX total tradelines, XXXX mortgage, oldest XXXX, all XXXX.	SitusAMC Originator Originator,SitusAMC Originator Originator	Reviewer Comment (2025-04-16): Indexed and associated occupancy certificate			04/16/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114810	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2025-05-07): Cleared. Seller Comment (2025-05-04): (Rate Lock) this is business purpose and not needed to be. Please escalate Reviewer Comment (2025-05-02): 1003 provided not signed and dated by interviewer and Borrower. Seller Comment (2025-04-30): (Rate Lock) Provided	05/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114810	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of XXXXis less than Guideline PITIA months reserves of XXXX.				Reviewer Comment (2025-05-02): Cleared. Seller Comment (2025-04-30): (Rate Lock) Please provide calculation	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114810	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	File is missing evidence of ownership percentage of business entity for XXXXaccount ending in XXXX.	Reviewer Comment (2025-05-16): Received proof of ownership in trailing docs.

Seller Comment (2025-05-14): (Rate Lock) This is a legal document that clearly statesXXXXownership is XXXX% Please clear or escalate. There would be no OA asXXXXis XXXX.

Reviewer Comment (2025-05-14): Required Operating agreement or CPA to verify the ownership percentage. Exception remains.

Seller Comment (2025-05-13): (Rate Lock) Proof borrower is sole owner

Reviewer Comment (2025-05-02): Articles of incorporation provided not reflect percentage ownership to determine whether borrower has full or partial access to funds.

Seller Comment (2025-04-30): (Rate Lock) Articles provided for this business
																				05/16/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114810	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Borrower does not meet required DSCR of XXXX.	The representative FICO score exceeds the guideline minimum by at least XXXX points.	Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC	Reviewer Comment (2025-04-28): Per client, downgrade and waive using comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114810	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower's current mortgage shows it is under a partial payment plan on credit report.	The representative FICO score exceeds the guideline minimum by at least XXXX points.	Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC	Reviewer Comment (2025-04-28): Per client, downgrade and waive using comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114810	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is a first time investor.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Guidelines Representative FICO: XXXX Representative FICO: XXXX Housing payment history is XXXX or better	Originator,SitusAMC Originator	Reviewer Comment (2025-04-28): Per client, downgrade and waive using comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114812	XXXX	XXXX			Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	-	Spousal consent not provided.				Reviewer Comment (2025-04-09): Property is held in an LLC spousal consent not required, exception cleared. Seller Comment (2025-04-07): (Rate Lock) This is not required - the guarantor lives in XXXX which is not a community property state - please see attached identification	04/09/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114814	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $533.00 exceeds tolerance of $183.00 plus 10% or $201.30. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $533.00 exceeds tolerance of $183.00 plus 10% or $201.30 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-06-12): SItusAMC received corrected PCCD and LOE reconciled with final SS.

Seller Comment (2025-06-11): (Rate Lock) loe provided

Reviewer Comment (2025-06-11): SitusAMC received PCCD, however we require LOE which accompanied the PCCD to finalize

Seller Comment (2025-06-09): (Rate Lock) Final CD and Final SS provided showing the $350 fee was removed provided

Reviewer Comment (2025-06-09): SitusAMC received rebuttal, however 10% tolerance required is $331.70 as on LE recording fee was disclosed as $183 and on CD recording fee of $183 and title - document preparation fee of $350 (total = $533). Please provide valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-06-05): (Rate Lock) Where is $533 from? Recording fee $80 + Section B $350 = $470 and would be a variance of $268.70

Reviewer Comment (2025-06-05): SitusAMC: On Initial LE recording fee disclosed of $183 and the Title fees were disclosed is in section C no tolerance section. hence, the Total of 10% Tolerance fee on LE is $183+10% ($18.3) = $201.3. whereas on Final CD Title- document preparation fee disclosed of $350 is in section B under borrower cannot shopped for service section and Recording fee disclosed of $80. Final CD total of 10% Tolerance is $533. Hence the fees were exceeds of over 10% tolerance and cure required to borrower of $331.7. provide refund cure with cure documents to clear this exception.

Seller Comment (2025-06-04): (Rate Lock) This calculation is not correct as $533 is not correct. The only fee is $350 as borrower shopped for remaining.

Reviewer Comment (2025-05-30): SitusAMC received comment. The required cure amount for ten percent tolerance is $331.70. Kindly provide cure along with cure documents i.e.. Post CD, LOX, Copy of refund check and proof of mailing.

Seller Comment (2025-05-29): (Rate Lock) Please correct the cure amount then, as this would not be a valid condition for 1 fee.

Reviewer Comment (2025-05-29): SitusAMC upon review the Final CD is reflecting title-document preparation fee under section B therefore the fee falls under ten percent tolerance limit. The provider listed on SSPL is Old Republic title.Title fees on CD were paid to Genesis Escrow service. Appears borrower shopped for title fees. Corrected CD moving the title fees to section C and LOE to borrower require to cure the exception.

Seller Comment (2025-05-28): (Rate Lock) Please re-review the ICD from 4/23. All title fees are in section C, nothing can/needs to be moved?

Reviewer Comment (2025-05-28): SitusAMC upon review the Final CD is reflecting title-document preparation fee under section B therefore the fee falls under ten percent tolerance limit. The provider listed on SSPL is Old Republic title. Title fees on CD were paid to Genesis Escrow service. Appears borrower shopped for title fees. Corrected CD moving the title fees to section C and LOE to borrower require to cure the exception.

Seller Comment (2025-05-27): (Rate Lock) This is not correct. Our lender generated LE has title fees in the section C 'fees YOU CAN shop for' because the borrower is allowed to shop for those fees if they determine they want to. The ICD reflects those fees under 'borrower DID SHOP for' therefore no cure is needed as the is all valid and where the fees need to reflect. Please review other files ILEs as this is confirmed.

Reviewer Comment (2025-05-27): Situsamc Disagree with the comment received on exception as title fees on LE disclosed in section C and not B and borrower was allowed to shop for services. Provide Corrected PCCD and LOE moving title - document preparation fee to section C or provide Cure Docs. Cure Docs consists of PCCD, LOE, Refund Check and Proof of Mailing.

Seller Comment (2025-05-23): (Rate Lock) No cure or LOE is needed. The ICD reflects the title fees in section C as the borrower shopped for fees. All title fees are disclosed in section B of the LE until the loan is ready for the CD where it is discovered if they shopped or not. Please clear.

Reviewer Comment (2025-05-22): SitusAMC upon review the recording fee are constant. However, the Title-Document preparation fees were disclosed in Section B which are tested at 10% tolerance.  Provider listed on SSPL is Old Republic Title.Fees on CD were paid to Genesis Escrow Service.  Appears borrower shopped for title fees.  Corrected CD moving the title fees to Section C and LOE to borrower required to cure.

Seller Comment (2025-05-22): (Rate Lock) Where is the $533 reflected? Govt fees remained $183
																					06/12/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114814	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $301.00 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $301.00 exceeds tolerance of $100.00 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-06-27): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2025-06-26): SitusAMC received PCCD, LOE, Copy of Check and Proof of Mailing. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Seller Comment (2025-06-25): (Rate Lock) PCCD and check provided

Reviewer Comment (2025-05-22): SitusAMC received rebuttal. However, the credit report fee increased from $100 to $301 on LE dated 4/7/2025.Kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-05-22): (Rate Lock) Please advise what CD this is reflected on as the Final CD does not show this.
																					06/27/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114814	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender exception approved for borrower living rent free with LTV over 80%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has worked in the same position for more than 3 years.	Reserves: 11.52 Guideline Requirement: 6.00 Borrower's business has been in existence since 2016.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-05-09): Per client, downgrade and waive using comp factors.			05/09/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	B	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114814	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,248.42 exceeds tolerance of $6,202.17. Insufficient or no cure was provided to the borrower.	SitusAMC require cure for loan discount point as fee increased on PCCD dated 05/09/2025				Reviewer Comment (2025-06-27): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Reviewer Comment (2025-06-26): SitusAMC received PCCD, LOE, Copy of Check and Proof of Mailing. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure. Seller Comment (2025-06-25): (Rate Lock) PCCD and check provided		06/27/2025		2		B		B		B		B		B		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114815	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing XXXX to XXXX Bank statement for XXXX account #XXXXused for income calculation. Only XXXXmonths bank statement provided.				Reviewer Comment (2025-05-09): Received bank statements in trailing docs.	05/09/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114815	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing Bank statement.				Reviewer Comment (2025-05-09): Received bank statements in trailing docs.	05/09/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114815	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing Bank statement.				Reviewer Comment (2025-05-09): Received bank statements in trailing docs.	05/09/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114815	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to missing Bank statement.				Reviewer Comment (2025-05-09): Received bank statements in trailing docs.	05/09/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114816	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: Requesting exception for CoBorrower XXXX of XXXX.	Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	Documentation Type: XXXX Disposable Income: $XXXX Reserves: XXXX Guideline Requirement: XXXX The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-07): Client elects to waive with compensating factors.			04/07/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114818	XXXX	XXXX			Compliance	Compliance	State Compliance	State Defect	XXXX XXXX	XXXX Predatory Lending Database Program ( XXXX) - Certificate of Compliance or Exemption not attached to mortgage for recording.					Reviewer Comment (2025-04-28): Document provided. Seller Comment (2025-04-25): XXXX Predatory Lending attached and recorded with mortgage.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114818	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	Tolerance cure for the credit report is provided as valid COC for this fee dated XXXX				Reviewer Comment (2025-04-23): Sufficient Cure Provided At Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114818	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Lender Exception: LTV of XXXX % is exceeding the guideline maximum allowable limit of XXXX%	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Miscellaneous Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. FICO XXXX vs min XXXX. XXXX + years XXXX mortgage history.	Originator,SitusAMC SitusAMC Originator Originator	Reviewer Comment (2025-04-24): Lender exception with compensating factors.			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114818	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	CLTV XXXX% exceeds max cash out for a cash out refinance of XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Miscellaneous Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. FICO XXXX vs min XXXX. XXXX + years XXXX mortgage history.	Originator,SitusAMC SitusAMC Originator Originator	Reviewer Comment (2025-04-24): Lender exception with compensating factors.			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%. Non-Compliant Higher Priced Mortgage Loan.	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2025-05-14): Delivery provided, system cleared. Reviewer Comment (2025-05-07): Aprraisal Report date XXXX. Note date XXXX. The appraisal was delivered to borrower XXXX(XXXX) business days prior to consummation. Reviewer Comment (2025-05-05): No documentation provided to clear this exception. Please provide evidence of delivery for the appraisal dated XXXX. Seller Comment (2025-05-01): (Rate Lock) Please review	05/14/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.	Appraisal report dated XXXX missing evidence of receipt				Reviewer Comment (2025-04-28): Received evidence of borrower's receipt of the appraisal at least XXXX business days prior to closing in trailing docs.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least least XXXX (XXXX)(XXXX) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal report dated XXXX missing evidence of receipt				Reviewer Comment (2025-04-28): Received evidence of borrower's receipt of the appraisal at least XXXX business days prior to closing in trailing docs.	04/28/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to insufficient assets.				Reviewer Comment (2025-04-23): Lender Exception with Compensating Factors, system cleared	04/23/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to insufficient assets.				Reviewer Comment (2025-04-23): Lender Exception with Compensating Factors, system cleared	04/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Short cash to close:		Assets in file are insufficient to cover reserves. Guidelines do not allow use of gift funds for reserves.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Extensive credit history	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator SitusAMC	Reviewer Comment (2025-04-23): Lender Exception with Compensating Factors, system cleared			04/23/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Assets in file are insufficient to cover reserves. Guidelines do not allow use of gift funds for reserves.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Extensive credit history	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator SitusAMC	Reviewer Comment (2025-04-23): Lender Exception with Compensating Factors, system cleared			04/23/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Maximum LTV for borrower living rent free is XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Extensive credit history	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-23): Lender Exception with Compensating Factors.			04/23/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of ___ is less than Guideline required borrower's own funds of ___.	A minimum borrower contribution of XXXX% must be documented on the following transactions: • XXXX residence with unverifiable housing history. (living rent free)	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Extensive credit history	Originator,SitusAMC Originator,SitusAMC SitusAMC Originator SitusAMC	Reviewer Comment (2025-05-20): Lender exception using comp factors. Reviewer Comment (2025-05-05): Client elected to waive using comp factors. Seller Comment (2025-05-01): (Rate Lock) Exception updated please review			05/20/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Maximum CLTV for borrower living rent free is XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Extensive credit history	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-23): Lender Exception with Compensating Factors.			04/23/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Assets in file are insufficient to cover reserves. Guidelines do not allow use of gift funds for reserves.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Extensive credit history	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator SitusAMC	Reviewer Comment (2025-04-23): Lender Exception with Compensating Factors, system cleared			04/23/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to insufficient assets in file.				Reviewer Comment (2025-04-23): Lender Exception with Compensating Factors, system cleared	04/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.	Aprraisal Report date XXXX. Note date XXXX. The appraisal was delivered to borrower XXXX (XXXX) business days prior to consummation.				Reviewer Comment (2025-05-14): Lender elects to waive. Seller Comment (2025-05-09): (Rate Lock) accept EV2 as is and wishes to proceed			05/14/2025	2		B		B		B		B		B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114819	XXXX	XXXX			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant XXXX (XXXX) business days prior to consummation.					Reviewer Comment (2025-05-16): Client elect to waive. Seller Comment (2025-05-15): (Rate Lock) accept EV2 as is and wishes to proceed			05/16/2025	2		B		B		B		B		B		XXX	Primary	Purchase		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114820	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 application is missing in file.				Reviewer Comment (2025-06-11): Received 1003 in trailing docs. Reviewer Comment (2025-06-10): Provided 1003 is not signed. Exception remains. Seller Comment (2025-06-09): (Rate Lock) 1003 provided, informational only as guidelines do not require it to be signed for XXXX loans	06/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114820	XXXX	XXXX			Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City on Flood Certificate is XXXX correct city is XXXX				Reviewer Comment (2025-06-13): Received corrected flood insurance in trailing docs. Seller Comment (2025-06-11): (Rate Lock) Flood provided	06/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114821	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of XXXX % exceeds max allowable of XXXX % for loans over $XXXX.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has owned the subject property for at least XXXX years. Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-05-02): Client elected to waive using mitigating factor Housing payment history being XXXXor better and comp factors.			05/02/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114821	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	LTV of XXXX% exceeds max allowable of XXXX% for loans over $XXXX.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has owned the subject property for at least XXXX years. Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-05-02): Client elected to waive using mitigating factor Housing payment history being XXXXor better and comp factors.			05/02/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114821	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for DSCR transaction of property rented to self/LLC.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has owned the subject property for at least XXXX years. Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-05-02): Client elected to waive using mitigating factor Housing payment history being XXXXor better and comp factors.			05/02/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114822	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least XXXX (XXXX) business days prior to closing.	The only Closing Disclosure provided was the final, it was issued on same day as closing.	Reviewer Comment (2025-04-17): XXXX received XXXX CD, received XXXX business days prior to consummation.

Seller Comment (2025-04-16): (Rate Lock) XXXX cd provided.

Reviewer Comment (2025-04-16): XXXX received proof that the borrower viewed CD on XXXX.However, we would also require CD for the same date. Since the CD provided in the file is dated XXXX which is Final. Kindly provide initial CD dated XXXX as stated in disclosure summary.

Seller Comment (2025-04-15): (Rate Lock) Proof ICD was viewed XXXX

Seller Comment (2025-04-14): (Rate Lock) This is fine and does not violate TRID. This CD was re-disclosed and no change in APR. Initial CD was sent XXXXand viewed XXXXmaking the ESD XXXX. Please clear.
																				04/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114822	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX . Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Loan Discount Points. The Loan Discount Points increased to $XXXX without a valid change of circumstance or sufficient cure.				Reviewer Comment (2025-04-16): XXXX received a valid COC. Seller Comment (2025-04-15): (Rate Lock) Please review CIC Reviewer Comment (2025-04-15): XXXX received CD dated XXXX however we would require initial CD XXXX days prior to closing date XXXX. Also, the disclosure summary in the file states about the initial CD dated XXXX.Kindly provide initial CD XXXX days prior to closing date. Seller Comment (2025-04-14): (Rate Lock) CIC shows change in pricing due to change in loan program	04/16/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114822	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased to $XXXX without a valid change of circumstance or sufficient cure.				Reviewer Comment (2025-04-15): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-04-14): (Rate Lock) Final CD had cure already applied, please review	04/15/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114822	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Borrower owns XXXX % of business that funds were used for closing/reserves but XXXX% of funds were used. Savings account used for closing/reserves is in a minors name.				Reviewer Comment (2025-04-17): Lender exception with compensating factors, system cleared. Seller Comment (2025-04-15): (Rate Lock) UPdated CFs provided Reviewer Comment (2025-04-10): Please provide compelling compensating factors for consideration of downgrading/waiving exception.	04/17/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114822	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Borrower owns XXXX% of business that funds were used for closing/reserves but XXXX% of funds were used. Savings account used for closing/reserves is in a minors name.				Reviewer Comment (2025-04-17): Lender exception with compensating factors, system cleared. Seller Comment (2025-04-15): (Rate Lock) UPdated CFs provided Reviewer Comment (2025-04-10): Please provide compelling compensating factors for consideration of downgrading/waiving exception.	04/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114822	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Borrower owns XXXX% of business that funds were used for closing/reserves but XXXX% of funds were used. Savings account used for closing/reserves is in a minors name.				Reviewer Comment (2025-04-17): Lender exception with compensating factors, system cleared. Seller Comment (2025-04-15): (Rate Lock) UPdated CFs provided Reviewer Comment (2025-04-10): Please provide compelling compensating factors for consideration of downgrading/waiving exception.	04/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114822	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	The Borrower owns XXXX % of business that funds were used for closing/reserves but XXXX% of funds were used. Savings account used for closing/reserves is in a minors name.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

																Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-17): Lender exception with compensating factors. Seller Comment (2025-04-15): (Rate Lock) UPdated CFs provided Reviewer Comment (2025-04-10): Please provide compelling compensating factors for consideration of downgrading/waiving exception. Reviewer Comment (2025-04-10): Compensating Factors: Borrower Exception Requested: Requesting the following exceptions: 1) Borrower owns XXXX% of business but need XXXX% of funds from account, dad owns XXXX% wife owns XXXX% - joint letter received 2) To allow the use of a savings account in a minors name			04/17/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114822	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-17): Sufficient Cure Provided At Closing		04/17/2025		1		A		A		A		A		A		XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114823	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approved exception for - XXXXLLC XXXX% Owned by the borrower's trust and the borrowers are the trustees of the trust.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Mortgage history XXXX+ years XXXX.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator SitusAMC SitusAMC	Reviewer Comment (2025-04-15): error Reviewer Comment (2025-04-15): Lender Exception with Compensating Factors.			04/15/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114824	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for XXXXoverdrafts in a XXXX month period, guidelines allow max of XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-05-01): Client has elected to downgrade and waive using comp factors.			05/01/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114825	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Borrower signed copy of HUD-1 is missing in file. Provided HUD-1 is un-signed copy.				Reviewer Comment (2025-04-08): Executed HUD provided Seller Comment (2025-04-07): (Rate Lock) Please see attached fully executed HUD - there are XXXX signature pages as these were signed in counterpart	04/08/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114825	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for the borrowing entity.				Reviewer Comment (2025-04-08): OFAC provided Seller Comment (2025-04-04): (Rate Lock) See attached XXXX search	04/08/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114826	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.	Borrower did not receive the appraisal at least XXXX business days prior to closing.				Reviewer Comment (2025-05-14): Waived per client request. Seller Comment (2025-05-12): (Rate Lock) Lender accepts the EV2			05/14/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114827	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.				Reviewer Comment (2025-05-22): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-05-21): (Rate Lock) PCCD provided		05/22/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114828	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Borrower requested exception for DSCR less than XXXXfor a cash-out refinance with LTV of XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.			04/04/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114828	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Borrower requested exception for LTV of XXXX % for a cash-out on a property in a declining market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.			04/04/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114828	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Borrower requested exception for CLTV of XXXX% for a XXXX-out on a property in a declining market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.			04/04/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114829	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared. Seller Comment (2025-04-21): (Rate Lock) Provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114831	XXXX	XXXX			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal						Reviewer Comment (2025-05-21): Received corrected CDA in trailing docs. Seller Comment (2025-05-20): (Rate Lock) PRovidedd	05/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114831	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.					Reviewer Comment (2025-05-07): Client elects to Waive. Seller Comment (2025-05-05): (Rate Lock) Lender accepts EV2			05/07/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114831	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments.	Final Closing Disclosure provided on XXXX did not disclose whethe4r the loan allows for partial payments.				Reviewer Comment (2025-05-06): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-05-05): (Rate Lock) PCCD provided showing no partial payments		05/06/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114831	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Eligibility : Ownership percentage does not meet guidance Requirement. Requesting exception to allow borrower % of ownership below XXXX% at XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	Borrower has been employed in the same industry for more than XXXX years. Lender Exception with Compensating Factors provided. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Lender Exception with Compensating Factors provided.	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-05-07): Lender Exception with Compensating Factors provided. Seller Comment (2025-05-05): (Rate Lock) Approved exception provided			05/07/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114832	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - XXXX Family not provided		Rider - XXXX Family rider is missing				Reviewer Comment (2025-05-12): Received XXXX Family rider. Verified and associated correct document. Exception Cleared. Seller Comment (2025-05-09): (Rate Lock) Riders provided	05/12/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114832	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		Rider - PUD rider is missing				Reviewer Comment (2025-05-12): Received PUD rider. Verified and associated correct document. Exception Cleared. Seller Comment (2025-05-09): (Rate Lock) Riders provided	05/12/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114832	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXXXdoes not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXXX.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Guidelines Representative FICO: XXXX Representative FICO: XXXX Reserves: XXXX Guideline Requirement: XXXX	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-05-08): Per client, downgrade and waive using comp factors.			05/08/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114832	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Title shows an open lien of $XXXXand an unpaid HOA payment of $XXXX. Please provide evidence of payment of these amounts or the final title showing the liens have been cleared and will not negatively affect the title.				Reviewer Comment (2025-05-13): Received proof of lien release in trailing docs. Seller Comment (2025-05-09): (Rate Lock) LOE provided	05/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114833	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. LTV is XXXX% < the guideline maximum.	Originator,SitusAMC Originator	Reviewer Comment (2025-04-17): Lender exception with compensating factors.			04/17/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114833	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-04-22): Documentation provided. Reviewer Comment (2025-04-22): OFAC and Sam.gov search provided, exception cleared.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114834	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Most recent transaction history provided for account XXXXappears to contain another transaction dated after XXXX, which is not reflected on the document provided. Please provide complete transaction history, including all transactions through the printout date.				Reviewer Comment (2025-06-17): Received full bank statements in trailing docs. Seller Comment (2025-06-13): attached	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114834	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Origination ATR Risk due to not meeting required Reserves.				Reviewer Comment (2025-06-17): Received full bank statements in trailing docs. Seller Comment (2025-06-13): bk u/l	06/17/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114834	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR Risk due required Reserves not met.				Reviewer Comment (2025-06-17): Received full bank statements in trailing docs. Seller Comment (2025-06-13): bk u/l	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114834	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Most recent transaction history provided for account XXXX appears to contain another transaction dated after XXXX which is not reflected on the document provided. Please provide complete transaction history, including all transactions through the printout date.				Reviewer Comment (2025-06-17): Received full bank statements in trailing docs. Seller Comment (2025-06-13): bk u/l	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114834	XXXX	XXXX			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Most recent transaction history provided for account XXXX appears to contain another transaction dated after XXXX, which is not reflected on the document provided. Please provide complete transaction history, including all transactions through the printout date.				Reviewer Comment (2025-06-17): Received full bank statements in trailing docs. Seller Comment (2025-06-13): bk stm u/l	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114834	XXXX	XXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Most recent transaction history provided for account XXXX appears to contain another transaction dated after XXXX, which is not reflected on the document provided. Please provide complete transaction history, including all transactions through the printout date for verification of sufficient funds to close and reserves.				Reviewer Comment (2025-06-17): Received full bank statements in trailing docs. Seller Comment (2025-06-13): bk stm u/l	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114835	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		XXXX -month Mortgage History or Verification of Mortgage (VOM) document required for the subject property.				Reviewer Comment (2025-04-02): Not required. Seller Comment (2025-03-31): (Rate Lock) N/A - subject property is owned free and clear	04/02/2025			1	C	A	C	A	C	A	C	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114835	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Properties subject to Oil and/or Gas Leases are ineligible.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Reserves: XXXX Guideline Requirement: XXXX	Originator,SitusAMC	Reviewer Comment (2025-03-28): Client elects to waive with compensating factors.			03/28/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114837	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2025-05-12): Final 1003 received and updated. exception cleared Seller Comment (2025-05-09): (Rate Lock) 1003 provided	05/12/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114837	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided						Reviewer Comment (2025-05-21): Comparable Rent Schedule document received and associated. Exception Cleared. Seller Comment (2025-05-21): (Rate Lock) 1007 provided Reviewer Comment (2025-05-09): Exception Remains - Received document is not acceptable. Provide the 1007 form for rent comparable. Seller Comment (2025-05-08): (Rate Lock) Market rent used in lieu of 1007	05/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114838	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		VOR in file is from a private landlord and some of the payments were made in cash and not able to be verified.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	The representative FICO score exceeds the guideline minimum by at least XXXX points. DTI is below max by XXXX% or greater.	SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-04-11): Lender exception with compensating factors.			04/11/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase		B	B	B	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114839	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Borrower does not meet maximum LTV of XXXX% for a property in a declining market, guidelines require XXXX% LTV reduction.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Guidelines Representative FICO: XXXX Representative FICO: XXXX Housing payment history is XXXX or better.	Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-05-14): Lender Exception with Compensating Factors. Seller Comment (2025-05-13): (Rate Lock) The same condition was already downgraded and waived with CFs. Please do the same for this one			05/14/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114839	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Borrower does not meet maximum CLTV of XXXX % for a property in a declining market, guidelines require XXXXCLTV reduction.	Borrower has worked in the same position for more than XXXX years. Borrower has been employed in the same industry for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has worked in the same position for more than XXXX years. Borrower has been employed in the same industry for more than XXXX years. Guidelines Representative FICO: XXXX Representative FICO: XXXX Housing payment history is XXXX or better.	Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-05-12): Lender exceptions with compensating factors.			05/12/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114840	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	Reviewer Comment (2025-06-24): Additional assets provided.

Seller Comment (2025-06-24): (Rate Lock) Additional reserves were previously provided; we have XXXX months as needed.

Reviewer Comment (2025-06-24): This exception is in relation to reserves which do not meet requirements.

Seller Comment (2025-06-23): (Rate Lock) LENDING PT $XXXXhas been paid off as per the statement on XXXX. Attached statement from Lending Point.
Other XXXX accounts are included in the ratios and DTI is XXXX%.

Reviewer Comment (2025-06-17): Sufficient asset documentation was not provided. Total available for reserves is $XXXXwhich is insufficient by $XXXX.

Seller Comment (2025-06-16): (Rate Lock) We included all the accounts from the credit report and excluded the ones which are getting paid off, also included the mortgage back in ratios, the DTI is back at XXXX%. The 1008 provided supports this.

There are no new accounts opened from the credit inquiries made, attached lox's. No new accounts on the new credit pull.

Reviewer Comment (2025-06-13): The mortgage appears on the borrower's credit report and cannot be excluded from DTI calculation. Please provide proof that borrower is and has not been responsible for the mortgage payments to justify the exclusion. This exception is for insufficient reserves, not DTI.

Seller Comment (2025-06-11): (Rate Lock) As per PDR report XXXX is not owned by borrower hence the mortgage can be excluded from the ratios. New DTI will be @ XXXX%
																				06/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114840	XXXX	XXXX			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Lender Approved Exception for borrower FICO score of XXXX.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years.	SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-05-27): Lender exception with comp factors.			05/27/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114840	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to reserves requirement not met and DTI exceeding the guideline maximum of XXXX%. *****UPDATE XXXX- Exception remains due to insufficient reserves. DTI cleared.	Reviewer Comment (2025-06-24): Additional assets provided.

Reviewer Comment (2025-06-24): *****UPDATE XXXX- Exception remains due to insufficient reserves. DTI cleared.

Seller Comment (2025-06-23): (Rate Lock) LENDING PT $XXXXhas been paid off as per the statement on XXXX. Attached statement from Lending Point.
Other XXXX accounts are included in the ratios and DTI is XXXX%.

Reviewer Comment (2025-06-19): XXXX, XXXX, XXXX/XXXX - are present on the Credit Report and not paid on the CD.

Seller Comment (2025-06-17): (Rate Lock) Please advise what debts/where they are located

Reviewer Comment (2025-06-17): We have XXXX debts with the payments of $XXXX, $XXXX, $XXXXwhich are being included in our ratios. If these were paid off, please provide verification as we do not see them on the final CD/1008.

Seller Comment (2025-06-16): (Rate Lock) We included all the accounts from the credit report and excluded the ones which are getting paid off, also included the mortgage back in ratios, the DTI is back at XXXX%. The 1008 provided supports this.

There are no new accounts opened from the credit inquiries made, attached lox's. No new accounts on the new credit pull.

Reviewer Comment (2025-06-13): The mortgage appears on the borrower's credit report and cannot be excluded from DTI calculation. Please provide proof that borrower is and has not been responsible for the mortgage payments to justify the exclusion.

Seller Comment (2025-06-11): (Rate Lock) As per PDR report XXXX is not owned by borrower hence the mortgage can be excluded from the ratios. New DTI will be @ XXXX%

Reviewer Comment (2025-06-11): Unable to clear. Borrower has credit card payments and a second property that has to be included in the DTI calculation.

Seller Comment (2025-06-09): (Rate Lock) DTI calculation: (Borrower's monthly payment (PITIA= $XXXX)+ All other payments ($XXXX) = TOTAL $XXXX/ $XXXXTotal income = XXXX% DTI.

Reviewer Comment (2025-06-06): DTI calculation: (Borrower's monthly payment (PITIA= $XXXX)+ (Credit card monthly payments= $XXXX=) + (Borrower's REO payment = $XXXX) =$XXXX)/ $XXXXTotal income = XXXX% DTI.

Seller Comment (2025-06-04): (Rate Lock) DTI is XXXX%
																				06/24/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114840	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to reserves requirement not met and DTI exceeding the guideline maximum of XXXX%. *****UPDATE XXXX- Exception remains due to insufficient reserves. DTI cleared.	Reviewer Comment (2025-06-24): Additional assets provided.

Reviewer Comment (2025-06-24): *****UPDATE XXXX- Exception remains due to insufficient reserves. DTI cleared.

Seller Comment (2025-06-23): (Rate Lock) LENDING PT $XXXXhas been paid off as per the statement on XXXX. Attached statement from Lending Point.
Other XXXX accounts are included in the ratios and DTI is XXXX%.

Reviewer Comment (2025-06-19): XXXX, XXXX, XXXX/XXXX - are present on the Credit Report and not paid on the CD.

Seller Comment (2025-06-17): (Rate Lock) Please advise what debts/where they are located

Reviewer Comment (2025-06-17): We have XXXX debts with the payments of $XXXX, $XXXX, $XXXXwhich are being included in our ratios. If these were paid off, please provide verification as we do not see them on the final CD/1008.

Seller Comment (2025-06-16): (Rate Lock) We included all the accounts from the credit report and excluded the ones which are getting paid off, also included the mortgage back in ratios, the DTI is back at XXXX%. The 1008 provided supports this.

There are no new accounts opened from the credit inquiries made, attached lox's. No new accounts on the new credit pull.

Reviewer Comment (2025-06-13): The mortgage appears on the borrower's credit report and cannot be excluded from DTI calculation. Please provide proof that borrower is and has not been responsible for the mortgage payments to justify the exclusion.

Seller Comment (2025-06-11): (Rate Lock) As per PDR report XXXX is not owned by borrower hence the mortgage can be excluded from the ratios. New DTI will be @ XXXX%

Reviewer Comment (2025-06-11): Unable to clear. Borrower has credit card payments and a second property that has to be included in the DTI calculation.

Seller Comment (2025-06-09): (Rate Lock) DTI calculation: (Borrower's monthly payment (PITIA= $XXXX)+ All other payments ($XXXX) = TOTAL $XXXX/ $XXXXTotal income = XXXX% DTI.

Reviewer Comment (2025-06-06): DTI calculation: (Borrower's monthly payment (PITIA= $XXXX)+ (Credit card monthly payments= $XXXX=) + (Borrower's REO payment = $XXXX) =$XXXX)/ $XXXXTotal income = XXXX% DTI.

Seller Comment (2025-06-04): (Rate Lock) DTI is XXXX%
																				06/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114840	XXXX	XXXX			Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value)	XXXX Constitution Section XXXX): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value.	Acknowledgement of Fair Market Value does not match the appraised value.				Reviewer Comment (2025-06-19): Client elects to Waive. Seller Comment (2025-06-17): (Rate Lock) Please waive Reviewer Comment (2025-06-11): Unable to clear. Borrower has credit card payments and a second property that has to be included in the DTI calculation. Seller Comment (2025-06-10): (Rate Lock) Lender accepts the EV2 and wishes to waive Reviewer Comment (2025-06-06): Value does not reflect appraisal. Reviewer Comment (2025-06-06): Updated info			06/19/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114840	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional XXXX-Day Waiting Period Timing Test - Regular Transaction	TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least XXXX days prior to closing dated XXXX disclosed an inaccurate APR of XXXX% compared to the actual APR at consummation of XXXX% and a revised CD disclosing an accurate APR was not received by borrower at least XXXX (XXXX) business days prior to consummation.	There is a CD with no issue date in file with XXXX closing date with several fields and sections blank (no loan product, interest rate, projected payments and page XXXX loan calculations blank). If this CD was not provided to the consumer, please provide signed attestation indicating CD was not provided to consumer to be excluded from testing.				Reviewer Comment (2025-06-05): XXXX received lender attestation confirming CD with missing issue date was never disclosed to borrower Seller Comment (2025-06-04): (Rate Lock) cert provided Reviewer Comment (2025-05-27): There is a CD with no issue date in file with XXXX closing date with several fields and sections blank (no loan product, interest rate, projected payments and page XXXX loan calculations blank). If this CD was not provided to the consumer, please provide signed attestation indicating CD was not provided to consumer to be excluded from testing.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114840	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Issue Date is not provided on closing disclosure.	Reviewer Comment (2025-06-05): XXXX received LOA to remove document(s) with no issue date and XXXX closing date with incomplete information estimated to be updated the issue date on XXXX, from testing as not provided to the borrower.

Seller Comment (2025-06-04): (Rate Lock) cert provided

Reviewer Comment (2025-05-27): There is a CD with no issue date in file with XXXX closing date with several fields and sections blank (no loan product, interest rate, projected payments and page XXXX loan calculations blank).  If this CD was not provided to the consumer, please provide signed attestation indicating CD was not provided to consumer to be excluded from testing.
																				06/05/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114840	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least XXXX business days prior to consummation	Closing Disclosure provided on or after XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least XXXX business days prior to consummation.	Reviewer Comment (2025-06-05): XXXX received LOA to remove document(s) with no issue date and XXXX closing date with incomplete information estimated to be updated the issue date on XXXX, from testing as not provided to the borrower.

Seller Comment (2025-06-04): (Rate Lock) cert provided

Reviewer Comment (2025-05-27): There is a CD with no issue date in file with XXXX closing date with several fields and sections blank (no loan product, interest rate, projected payments and page XXXX loan calculations blank).  If this CD was not provided to the consumer, please provide signed attestation indicating CD was not provided to consumer to be excluded from testing.
																				06/05/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114840	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:XXXX Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXXexceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.	Final Lender Credit of $XXXXexceeds the tolerance of $-XXXX. No valid change in circumstance or cure for borrower provided.				Reviewer Comment (2025-06-05): XXXX received updated CD and valid changed circumstance. Seller Comment (2025-06-04): (Rate Lock) CICs provided	06/05/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114840	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Loan Discount points Fee Amount of $XXXX exceeds tolerance of $XXXX. No valid change in circumstance or cure for borrower provided.				Reviewer Comment (2025-06-05): XXXX received updated CD and valid changed circumstance. Seller Comment (2025-06-04): (Rate Lock) CICs provided	06/05/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114840	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Lender approved an exception for Calculated DTI of XXXX% exceeding the Guideline total debt ratio of XXXX%.	Reviewer Comment (2025-06-24): Evidence of debts paid provided.

Seller Comment (2025-06-23): (Rate Lock) LENDING PT $XXXXhas been paid off as per the statement on XXXX. Attached statement from XXXX.
Other XXXX accounts are included in the ratios and DTI is XXXX%.

Reviewer Comment (2025-06-19): XXXX, XXXX, XXXX/XXXX - are present on the Credit Report and not paid on the CD.

Seller Comment (2025-06-17): (Rate Lock) Please advise what debts/where they are located

Reviewer Comment (2025-06-17): We have XXXX debts with the payments of $XXXX, $XXXX, $XXXXwhich are being included in our ratios. If these were paid off, please provide verification as we do not see them on the final CD/1008.

Seller Comment (2025-06-16): (Rate Lock) We included all the accounts from the credit report and excluded the ones which are getting paid off, also included the mortgage back in ratios, the DTI is back at XXXX%. The 1008 provided supports this.

There are no new accounts opened from the credit inquiries made, attached lox's. No new accounts on the new credit pull.

Reviewer Comment (2025-06-13): The mortgage appears on the borrower's credit report and cannot be excluded from DTI calculation. Please provide proof that borrower is and has not been responsible for the mortgage payments to justify the exclusion.

Seller Comment (2025-06-11): (Rate Lock) As per PDR report XXXX is not owned by borrower hence the mortgage can be excluded from the ratios. New DTI will be @ XXXX%

Reviewer Comment (2025-06-11): Unable to clear. Borrower has credit card payments and a second property that has to be included in the DTI calculation.

Seller Comment (2025-06-09): (Rate Lock) DTI calculation: (Borrower's monthly payment (PITIA= $XXXX)+ All other payments ($XXXX) = TOTAL $XXXX/ $XXXXTotal income = XXXX% DTI.

Reviewer Comment (2025-06-06): DTI calculation: (Borrower's monthly payment (PITIA= $XXXX)+ (Credit card monthly payments= $XXXX=) + (Borrower's REO payment = $XXXX) =$XXXX)/ $XXXXTotal income = XXXX% DTI.

Seller Comment (2025-06-04): (Rate Lock) DTI is XXXX%
																				06/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114840	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and XXXX(c)(XXXX) of XXXX% moderately exceeds the guideline maximum of XXXX%. (DTI Exception is eligible to be regraded with compensating factors.)	Calculated DTI of XXXX% exceeds Guideline total debt ratio of XXXX%.	Reviewer Comment (2025-06-24): Evidence of debts paid provided.

Seller Comment (2025-06-23): (Rate Lock) LENDING PT $XXXXhas been paid off as per the statement on XXXX. Attached statement from Lending Point.
Other XXXX accounts are included in the ratios and DTI is XXXX%

Reviewer Comment (2025-06-19): XXXX, XXXX, XXXX/XXXX - are present on the Credit Report and not paid on the CD.

Seller Comment (2025-06-17): (Rate Lock) Please advise what debts/where they are located

Reviewer Comment (2025-06-17): We have XXXX debts with the payments of $XXXX, $XXXX, $XXXXwhich are being included in our ratios. If these were paid off, please provide verification as we do not see them on the final CD/1008.

Seller Comment (2025-06-16): (Rate Lock) We included all the accounts from the credit report and excluded the ones which are getting paid off, also included the mortgage back in ratios, the DTI is back at XXXX%. The 1008 provided supports this.

There are no new accounts opened from the credit inquiries made, attached lox's. No new accounts on the new credit pull.

Reviewer Comment (2025-06-13): The mortgage appears on the borrower's credit report and cannot be excluded from DTI calculation. Please provide proof that borrower is and has not been responsible for the mortgage payments to justify the exclusion.

Seller Comment (2025-06-11): (Rate Lock) As per PDR report XXXX is not owned by borrower hence the mortgage can be excluded from the ratios. New DTI will be @ XXXX%

Reviewer Comment (2025-06-11): Unable to clear. Borrower has credit card payments and a second property that has to be included in the DTI calculation.

Seller Comment (2025-06-09): (Rate Lock) DTI calculation: (Borrower's monthly payment (PITIA= $XXXX)+ All other payments ($XXXX) = TOTAL $XXXX/ $XXXXTotal income = XXXX% DTI.

Reviewer Comment (2025-06-06): DTI calculation: (Borrower's monthly payment (PITIA= $XXXX)+ (Credit card monthly payments= $XXXX=) + (Borrower's REO payment = $XXXX) =$XXXX)/ $XXXXTotal income = XXXX% DTI.

Seller Comment (2025-06-04): (Rate Lock) DTI is XXXX%
																				06/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114841	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least XXXX (XXXX) business days prior to consummation	CD dated XXXX is not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt. As such, the "mailbox rule" is applied and the presumed receipt date of the CD is XXXX which would not have been at least XXXX business days prior to closing.				Reviewer Comment (2025-04-15): XXXX received disclosure Tracking for CD dated XXXX received to consumer XXXX business days prior to the consummation. Seller Comment (2025-04-14): (Rate Lock) E-signed CD provided	04/15/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	B	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114841	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception to use a XXXX% expense ratio where CPA did not file borrower's returns. Borrower self files, however, the CPA confirmed they have reviewed the tax returns and business operations.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has owned the subject property for at least XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.

Miscellaneous

																Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. FICO > minimum by XXXX points or greater. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator Originator	Reviewer Comment (2025-04-10): Lender exception with compensating factors.			04/10/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114841	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The CPA letter in file does not reflect that they did not file the borrower's tax returns as required by guidelines.				Reviewer Comment (2025-04-10): Lender exception with compensating factors, system cleared.	04/10/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114841	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The CPA letter in file does not reflect that they did not file the borrower's tax returns as required by guidelines.				Reviewer Comment (2025-04-10): Lender exception with compensating factors, system cleared.	04/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114841	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Loan Discount Points. The Loan Discount Pints increased to $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-04-22): XXXX received rebuttal and valid COC document.

Seller Comment (2025-04-21): (Rate Lock) This is a valid CIC. The program needed to be changed due to the documentation provided by the borrower and no cure is needed. Please clear.

Reviewer Comment (2025-04-17): XXXX received rebuttal that COC states change in product as valid.  However, the price to borrower was not a benefit and borrower would typically not choose worse pricing.  Unable to determine why product/program changed to support this.  Additional information &/or documentation required to support a change in program.

Seller Comment (2025-04-16): (Rate Lock) This is valid, it states a change to the loan program which would cause the pricing to change.

Reviewer Comment (2025-04-15): XXXX; The COC dated XXXX that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on what impacts and why the fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-04-14): (Rate Lock) cic provided
																				04/22/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114841	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The CPA letter in file does not reflect that they did not file the borrower's tax returns as required by guidelines.				Reviewer Comment (2025-04-10): Lender exception with compensating factors, system cleared.	04/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114841	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The CPA letter in file does not reflect that they did not file the borrower's tax returns as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has owned the subject property for at least XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.

Miscellaneous

																Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. FICO > minimum by XXXX points or greater. XXXX month housing history.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator Originator	Reviewer Comment (2025-04-10): Lender exception with compensating factors.			04/10/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114842	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not verify the existence of the business use for income qualification XXXXdays prior to the Note date. The CPA letter in file is not dated.				Reviewer Comment (2025-05-21): Received CPA letter in trailing docs.	05/21/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114842	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not verify the existence of the business use for income qualification XXXXdays prior to the Note date. The CPA letter in file is not dated.				Reviewer Comment (2025-05-21): Received CPA letter in trailing docs.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114842	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not verify the existence of the business use for income qualification XXXXdays prior to the Note date. The CPA letter in file is not dated.				Reviewer Comment (2025-05-21): Received CPA letter in trailing docs.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114842	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not verify the existence of the business use for income qualification XXXXdays prior to the Note date. The CPA letter in file is not dated.				Reviewer Comment (2025-05-21): Received CPA letter in trailing docs.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114842	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-					Reviewer Comment (2025-05-12): underwriting worksheet received and updated. Exception cleared	05/12/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114842	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-05-12): 1008 addresses issues.	05/12/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114843	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for rent controlled apartment with an allowable annual increase less than XXXX%.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Housing payment history is XXXX or better	SitusAMC Originator	Reviewer Comment (2025-05-23): Lender exceptions with comp factors.			05/23/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114843	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a rent controlled apartment with less than XXXX ratio at XXXX.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Housing payment history is XXXX or better	SitusAMC Originator	Reviewer Comment (2025-05-23): Lender exceptions with comp factors.			05/23/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114843	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for proof of XXXX residence as borrower splits between XXXX locations and has not sufficiently documented specific primary.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Housing payment history is XXXX or better	SitusAMC Originator	Reviewer Comment (2025-05-23): Lender exceptions with comp factors.			05/23/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114847	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2025-04-24): Vacant land, HOI not required. Exception cleared. Seller Comment (2025-04-21): (Rate Lock) Vacant land no HOI	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114848	XXXX	XXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed $XXXX of title insurance coverage; however this is less than the loan amount of $XXXX. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2025-04-24): Lender elects to waive. Seller Comment (2025-04-21): (Rate Lock) lender accepts the EV2 and wishes to waive			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114848	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Lender exception approved to allow LTV XXXX on a cash put refi when XXXX% is max.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	Housing payments XXXX.	SitusAMC SitusAMC Originator	Reviewer Comment (2025-04-24): Lender exception with compensating factors. Seller Comment (2025-04-21): (Rate Lock) exception provided			04/24/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114848	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Calculated combined loan to value percentage of XXXX % exceeds Guideline combined loan to value percentage of XXXX%.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	Housing payments XXXX.	SitusAMC SitusAMC Originator	Reviewer Comment (2025-04-24): Lender exception with compensating factors. Seller Comment (2025-04-21): (Rate Lock) exception provided			04/24/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114848	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Lender exception approved to tax amt brings dscr score to XXXX XXXX DSCR .XXXX.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	Housing payments XXXX.	SitusAMC SitusAMC Originator	Reviewer Comment (2025-04-24): Lender exception with compensating factors. Seller Comment (2025-04-21): (Rate Lock) exception provided			04/24/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114849	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-05-09): XXXX Received Corrected PCCD, LOE and Payment history. Seller Comment (2025-05-08): (Rate Lock) Additional $XXXXPR applied Reviewer Comment (2025-05-08): XXXX received rebuttal, however cure required is $XXXX and cure provided is $XXXX. If the fees are rounded off on LE, please provide proof off rounding amount for LE. Seller Comment (2025-05-07): (Rate Lock) These cures were already applied at closing		05/09/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114849	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $ XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-05-09): XXXX Received Corrected PCCD, LOE and Payment history. Seller Comment (2025-05-08): (Rate Lock) Additional $XXXXPR applied Reviewer Comment (2025-05-08): XXXX received rebuttal, however cure required is $XXXXand cure provided is $XXXX. If the fees are rounded off on LE, please provide proof off rounding amount for LE. Seller Comment (2025-05-07): (Rate Lock) These cures were already applied at closing		05/09/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114853	XXXX	XXXX			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		Desk review effective date is XXXX and appraisal date is XXXX				Reviewer Comment (2025-04-11): Corrected appraisal provided Buyer Comment (2025-04-08): Minor revisions were requested of the appraiser, but the appraiser also updated the effective date. The appraisals are now revised with the XXXX original effective date.	04/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114853	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Background check for the Entity	The qualifying DSCR on the loan is greater than the guideline minimum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	The DSCR of XXXX is greater than the minimum required DSCR of XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	SitusAMC,Aggregator SitusAMC,Aggregator	Reviewer Comment (2025-04-10): The XXXX of XXXX is greater than the minimum required XXXX of XXXX. The representative FICO score exceeds the guideline minimum by at least XXXXpoints. Client elects to downgrade and waive. Reviewer Comment (2025-03-27): Per XXXX guidelines - a XXXX party fraud report is required for all borrowers and entities. This is missing. Buyer Comment (2025-03-21): OFAC uploaded			04/10/2025	2	C	B	C	B	C	B	C	B	D	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114853	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing for, XXXX This is the listed landlord on all of the leases. No documentation to confirm if the borrower or guarantor own this entity.				Reviewer Comment (2025-04-07): Ownership confirmation provided Buyer Comment (2025-04-01): COF and deed conveyance uploaded	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114853	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Missing for, XXXX. This is the current vested on the title. No documentation to confirm if the borrower or guarantor own this entity.				Reviewer Comment (2025-04-07): Ownership confirmation provided Buyer Comment (2025-04-01): COF and deed conveyance uploaded	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114853	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-	The fraud report reflects an XXXX issue				Reviewer Comment (2025-03-27): Processor cert in file attesting the guarantor was not convicted and name pulled on the fraud report XXXX issue is not the guarantor Buyer Comment (2025-03-26): processor cert uploaded	03/27/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114850	XXXX	XXXX			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance Policy missing in file.				Reviewer Comment (2025-04-07): HOI provided Buyer Comment (2025-04-07): insurance + invoice uploaded	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114850	XXXX	XXXX			Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent Loss Insurance is required and is not in the file.				Reviewer Comment (2025-04-07): HOI provided Buyer Comment (2025-04-07): insurance + invoice uploaded	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114850	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Background check for the Entity	The qualifying DSCR on the loan is greater than the guideline minimum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	The DSCR of XXXX is greater than the minimum required DSCR of XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	SitusAMC,Aggregator Aggregator,SitusAMC	Reviewer Comment (2025-04-10): The XXXX of XXXX is greater than the minimum required XXXX of XXXX The representative FICO score exceeds the guideline minimum by at least XXXX points. Client elects to downgrade and waive. Reviewer Comment (2025-03-27): Per XXXX guidelines - a XXXX party fraud report is required for all borrowers and entities. This is missing. Buyer Comment (2025-03-25): OFAC uploaded Buyer Comment (2025-03-21): OFAC uploaded			04/10/2025	2	C	B	C	B	C	B	C	B	D	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114850	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing for, XXXX. All leases reflect this entity as the landlord. No documentation to confirm ownership.				Reviewer Comment (2025-04-07): Articles provided to confirm ownership Buyer Comment (2025-04-01): COF and deed conveyance uploaded	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114850	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Missing for, XXXX. Title reflect this entity as the current vested. No documentation to confirm ownership.				Reviewer Comment (2025-04-07): Final title provided Buyer Comment (2025-04-01): COF and deed conveyance uploaded	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114850	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-	Fraud report reflects XXXX issues for the guarantor.				Reviewer Comment (2025-03-27): Processor cert attesting that the XXXX issue pulled is not the guarantor Buyer Comment (2025-03-25): processor cert uploaded	03/27/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114855	XXXX	XXXX			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		Effective date of primary appraisal is XXXX and of secondary appraisal isXXXX				Reviewer Comment (2025-04-11): Original appraisal provide with the matching effective date Buyer Comment (2025-04-08): Minor revisions were requested of the appraiser, but the appraiser also updated the effective date. The appraisals are now revised with the XXXX original effective date.	04/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114855	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Background check for the Entity	The qualifying DSCR on the loan is greater than the guideline minimum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	The DSCR of XXXX is greater than the minimum required DSCR of XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	SitusAMC,Aggregator Aggregator,SitusAMC	Reviewer Comment (2025-04-10): The XXXX of XXXX is greater than the minimum required XXXX of XXXX The representative FICO score exceeds the guideline minimum by at least XXXX points. Client elects to downgrade and waive. Reviewer Comment (2025-03-27): Per XXXX guidelines - a XXXX party fraud is required for all guarantors and entities. This is missing. Buyer Comment (2025-03-21): OFAC uploaded			04/10/2025	2	C	B	C	B	C	B	C	B	D	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114855	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing for, XXXX. The leases reflect this entity as the landlord. No documentation of ownership in file.				Reviewer Comment (2025-04-07): Articles confirming ownership provided Buyer Comment (2025-04-01): COF and deed conveyance uploaded	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114855	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Missing for, XXXX The title reflects as the current vested. No documentation of ownership in file.				Reviewer Comment (2025-04-07): Articles provided to confirm ownership Buyer Comment (2025-04-01): cof and deed conveyance uploaded	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114855	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-	Guarantor has XXXX issues.				Reviewer Comment (2025-03-27): Processor cert in file attesting the XXXX issue is not the guarantor. Buyer Comment (2025-03-26): processors cert uploaded	03/27/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114856	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	File is missing the Background check for the Entity	The qualifying DSCR on the loan is greater than the guideline minimum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	The DSCR of XXXX is greater than the minimum required DSCR of XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	SitusAMC,Aggregator Aggregator,SitusAMC	Reviewer Comment (2025-04-14): The XXXX of XXXX is greater than the minimum required XXXX of XXXX.
The representative FICO score exceeds the guideline minimum by at least XXXX points.
Client elects to downgrade and waive.

Buyer Comment (2025-04-11): unit XXXX leases uploaded

Reviewer Comment (2025-04-10): Once leases are uploaded for either unit XXXX or XXXX, fraud exception will be re-reviewed to ensure our XXXX is accurate to XXXX to use as comp factor.

Reviewer Comment (2025-03-27): Guides require a fraud/background check on the borrowing entity, missing from loan file.

Buyer Comment (2025-03-21): OFAC uploaded
																						04/14/2025	2	C	B	C	B	C	B	C	B	D	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114856	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing for,XXXX. The lease in file reflects this entity as a landlord. No documentation in file reflects ownership.				Reviewer Comment (2025-04-07): Articles provided to confirm ownership Buyer Comment (2025-04-01): COF and deed conveyance uploaded	04/07/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114856	XXXX	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Missing for, XXXX. The title in file reflects as the current vested. No documentation in file reflects ownership.				Reviewer Comment (2025-04-01): Received Deed, exception cleared. Buyer Comment (2025-04-01): COF and deed conveyance uploaded	04/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114856	XXXX	XXXX			Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-	The guarantor has XXXX issues on the fraud report.				Reviewer Comment (2025-04-01): Recevied Lender certification, exception cleared. Buyer Comment (2025-03-25): processor cert uploaded	04/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114856	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Missing lease for either unit XXXX or XXXX. Leases in file are for unit XXXX and XXXX.				Reviewer Comment (2025-04-14): Received lease, exception cleared Buyer Comment (2025-04-11): unit XXXX leases uploaded	04/14/2025			1		A		A		A		A		A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114851	XXXX	XXXX			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal						Reviewer Comment (2025-04-11): Provided original appraisal to match the CDA Buyer Comment (2025-04-08): Minor revisions were requested of the appraiser, but the appraiser also updated the effective date. The appraisals are now revised with the XXXX original effective date.	04/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114851	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Background check for the Entity	The qualifying DSCR on the loan is greater than the guideline minimum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	The DSCR of XXXX is greater than the minimum required DSCR of XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	SitusAMC,Aggregator SitusAMC	Reviewer Comment (2025-04-10): The XXXX of XXXX is greater than the minimum required XXXX of XXXX The representative FICO score exceeds the guideline minimum by at least XXXX points. Client elects to downgrade and waive. Reviewer Comment (2025-03-27): per XXXX guidelines - a XXXX party fraud report is required for all borrowers and entities. This is missing Buyer Comment (2025-03-21): OFAC uploaded			04/10/2025	2	C	B	C	B	C	B	C	B	D	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114852	XXXX	XXXX			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		Please provide updated CDA with corrected effective date.				Reviewer Comment (2025-04-11): Original appraisal provided that matches CDA Buyer Comment (2025-04-08): Minor revisions were requested of the appraiser, but the appraiser also updated the effective date. The appraisals are now revised with the XXXX original effective date.	04/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114852	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	File is missing the Background check for the Entity	The qualifying DSCR on the loan is greater than the guideline minimum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	The DSCR of XXXX is greater than the minimum required DSCR of XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	SitusAMC,Aggregator SitusAMC,Aggregator	Reviewer Comment (2025-04-11): The XXXX of XXXX is greater than the minimum required XXXX of XXXX
The representative FICO score exceeds the guideline minimum by at least XXXX points.
Client elects to downgrade and waive.

Buyer Comment (2025-04-11): unit XXXX lease uploaded

Reviewer Comment (2025-04-10): Once leases are uploaded for either unit XXXX or XXXX, fraud exception will be re-reviewed to ensure our XXXX is accurate to XXXX to use as comp factor.

Reviewer Comment (2025-03-27): Per XXXX guidelines - All loan must include a third-party fraud detection report for all borrowers, borrowing entities and/or guarantors. This is missing for the entity.

Buyer Comment (2025-03-21): OFAC uploaded
																						04/11/2025	2	C	B	C	B	C	B	C	B	D	B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114852	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Missing lease for either unit XXXX or XXXX				Reviewer Comment (2025-04-11): Received lease, exception cleared.	04/11/2025			1		A		A		A		A		A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114854	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate is missing in the file.				Reviewer Comment (2025-04-14): Received flood cert exception cleared. Buyer Comment (2025-04-11): flood cert for XXXX uploaded Reviewer Comment (2025-04-07): Cert provided is for the wrong REO Buyer Comment (2025-04-01): flood cert uploaded Reviewer Comment (2025-03-27): Fraud report provided, missing flood cert. Buyer Comment (2025-03-21): flood cert uploaded Buyer Comment (2025-03-21): flood certificate uploaded.	04/14/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114854	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Provided HUD is executed, however the disbursement or settlement date is missing in the file.				Reviewer Comment (2025-04-14): Received HUD exception cleared. Buyer Comment (2025-04-10): hud with disbursement/settlement date uploaded	04/14/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114854	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Executed transfer deed was not provided for entity on title (XXXX) to Borrowing Entity (XXXX).				Reviewer Comment (2025-04-07): Deed provided Buyer Comment (2025-04-01): cof and conveyance deed uploaded	04/07/2025			1	D	A	D	A	D	A	D	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114857	XXXX	XXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		.The Preliminary Title Report in file disclosed $XXXX of title insurance coverage; however this is less than the loan amount of $XXXXProvide a copy of the title policy or a supplemental title report verifying title insurance of at least the loan amount.				Reviewer Comment (2025-01-09): Received Updated title report with coverage amount $XXXX matching with loan amount. Exception Cleared Buyer Comment (2025-01-08): updated title	01/09/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Investment	Purchase		C	B	C	B	B	B	C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114857	XXXX	XXXX			Property	Guideline	Guideline Issue	Guideline	Ineligible property type.		Subject property XXXX neighborhood characteristics is XXXX but zoning per appraisal reflects XXXX zoning.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-03-24): See other exception set and waived and downgraded to XXXX Reviewer Comment (2025-03-24): Investor accepts and agrees to waive with compensating factors. Reviewer Comment (2025-03-24): . Reviewer Comment (2025-03-20): Investor accepts and approves to waive with compensating factors. Buyer Comment (2025-03-19): Please see attached exception from XXXX.	03/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B	B	B	C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114857	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.				Buyer Comment (2025-03-13): Lender acknowledged non material XXXX Buyer Comment (2025-03-13): LOE			03/13/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B	B	B	C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114857	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.		P&I is considered as per the Note. Rate lock and final CD reflects loan is interest only though. DSCR variance is because of the P&I amount. used. Exception raised for correct Note with I/O addendum and security agreement with I/O rider and re-recordation. First payment letter definitively confirms intent was I/O based on the initial payment of $XXXX.				Reviewer Comment (2025-03-12): Received interest only note and prepayment term updated on note . with I/O rider. XXXX matches. exception cleared. Buyer Comment (2025-03-12): addendum to the note Buyer Comment (2025-03-12): note	03/12/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	B	C	B	B	B	C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114857	XXXX	XXXX	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):	Appraisal reflects a detrimental issue associated with the property, located directly to the XXXX. Review for acceptance.	Reviewer Comment (2025-03-24): XXXX accepts.

Buyer Comment (2025-03-24): XXXX accepts.

Buyer Comment (2025-03-24): Updated appraisal removing all mentions of any quarry. It does not exist.

Reviewer Comment (2025-03-20): XXXX to check with investor XXXX for acceptability

Buyer Comment (2025-01-24): This what XXXX  has additional question on : And was pushed back to the Seller to address : XXXX. Appraiser to provide Market Conditions addendum
XXXX. Appraiser to correct answer to , "  Are there any adverse site conditions or external factors to Yes and describe the detrimental conditions due to gravel pit (quarry). Are there any adverse effects (noise, dust, traffic, vibrations, etc)?  Provide any known blasting hours that may affect property's appeal.
XXXX. Appraisal to provide distance from gravel pit to subject property.
XXXX. Appraiser to comment which comparables have similar proximity to gravel pit and which ones do not. Explain why no adjustments was given to comparables not located near gravel pit, if applicable.
XXXX.  Provide at least one comparable sale, if not provided, that is not located near the gravel pit.
XXXX. Appraiser to confirm if the gravel pit affects the property's marketability or highest and best use.
XXXX. Appraiser to comment if the gravel pits affect the livability of the property

Buyer Comment (2025-01-24): Per lender : Can you give me more information on this?
																						03/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		C	B	C	B	B	B	C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114857	XXXX	XXXX			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		PPP addendum reflects XXXX days interest as penalty not XXXX months. Confirm this is correct.				Reviewer Comment (2025-03-13): Noted. Received Corrected Note addendum, Rider and letter of intent to re-record mortgage due to a discrepancy in the PPP rider. Exception Cleared. Buyer Comment (2025-03-13): Leter of Intent Buyer Comment (2025-03-12): LOE Buyer Comment (2025-03-12): PPP rider	03/13/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Investment	Purchase		C	B	C	B	B	B	C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114857	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property XXXX neighborhood characteristics is XXXX but zoning per appraisal reflects XXXX zoning.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-03-24): Investor accepts and agrees to waive with compensating factors.			03/24/2025	2		B		B		B		B		B		XXX	Investment	Purchase		C	B	C	B	B	B	C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114862	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	DSCR calculation worksheet was not provided.	Reviewer Comment (2025-03-18): Noted. XXXX Calculation worksheet received with rental income as $XXXX. Exception cleared.

Buyer Comment (2025-03-17): Lender's comment: The lease amount is $XXXX but with the XXXX% management fee, from XXXX, the total comes out to $XXXX.

Reviewer Comment (2025-03-14): Lender to provide sourced document to use $XXXX rental income for the borrower to calculate XXXX ratio. Exception remains.

Buyer Comment (2025-03-13): per lender : please clear based upon review of other condition

Reviewer Comment (2025-02-21): Noted received XXXX calculation worksheet, rental income is considered as $XXXX however supporting document to confirm the monthly rental of $XXXX is not available. Exception Remains.

Buyer Comment (2025-02-21): DSCR worksheet
																				03/18/2025			1	C	A	C	A	C	A	C	A	D	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	A	A	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114862	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lease renewal through XXXX was not executed. Also deposits do not match lease agreement amount.	Reviewer Comment (2025-03-19): Documentation provided show lease term extends. Mgmt company fees explanation provided. Deposit align. Cleared.

Buyer Comment (2025-03-19): I think we have enough to tie this all together. As per the guides below,  the expired executed lease reflects the term extends for XXXX year. We can show XXXXXXXXis the management company, and we have an agreement from them reflecting their percentage of fees taken which makes sense with the deposits received .

Page XXXX reflects XXXX fees.
Page XXXX reflects rent pmt received  for Dec XXXX minus fees.
Page XXXXreflects pmt received minus fees for XXXX minus fees.

Reviewer Comment (2025-03-14): as per XXXX guide point XXXX states "An unexpired executed lease is required at the time of closing" so require executed lease agreement also require bank statement that highlights the rental deposit for consecutive recent XXXX months rental deposit. exception remains.

Buyer Comment (2025-03-13): management fee

Buyer Comment (2025-03-13): per lender: XXXX. As per the terms of the initial signed agreement, I do not believe they must re-sign for lease to be in effect- it simple states if Landlord provides an offer of new lease with new terms, it shall be deemed in effect UNLESS the tenants send written notice XXXX. As for the Rents amount- Client has this property managed by XXXX- as shown on the lease and as shown on the deposits-XXXX charges between XXXX% fees in accordance with their terms- $XXXXto the $XXXXwe see deposited would imply a XXXX% MGMT fee being charged- I've attached a few items to assist!
																				03/19/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		D	B	D	A	A	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114862	XXXX	XXXX			Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty Test XXXXInvestment Test	XXXXXXXX: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepayment penalty will not exceed maximum permitted by applicable law.					Buyer Comment (2025-03-19): Acknowledged non material			03/19/2025	2		B		B		B		B		B		XXX	Investment	Refinance - Cash-out - Other		D	B	D	A	A	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114869	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2025-03-03): Original Appraisal received. Exception Cleared Buyer Comment (2025-02-28): Original Appraisal report	03/03/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Investment	Purchase		B	A	A	A	B	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114873	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Tax Certificate is missing.				Reviewer Comment (2025-03-17): Received lender calculated tax rate. exception cleared. Buyer Comment (2025-03-14): processor cert for taxes Reviewer Comment (2025-03-12): Received Tax cert does not support the Tax amount $XXXX/monthly. Provide Lender Tax Calculation and Supporting document (if not provided). Exception Remains. Buyer Comment (2025-03-11): tax cert	03/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114873	XXXX	XXXX			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	XXXX months bank statements are required for XXXX #XXXXand we only received XXXX, XXXX- XXXX.				Reviewer Comment (2025-03-18): Received XXXX till XXXX Statement to meet XXXX Months requirement for account # XXXX. Exception Cleared. Buyer Comment (2025-03-17): statement XXXX - XXXX Reviewer Comment (2025-03-12): As per Final 1003 lender used the account XXXX , Require updated 1003 without Account being used. Exception Remains. Buyer Comment (2025-03-11): Per Lender: Funds for closing of $XXXX all came from Business account. Without XXXX funds, borrower still has sufficient funds in the biz account.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114872	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC is missing in file.				Reviewer Comment (2025-04-23): Received Fraud Report and OFAC status passed. Exception Cleared Buyer Comment (2025-04-22): Fraud report	04/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114872	XXXX	XXXX			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient. Provide updated policy reflecting minimum coverage of $XXXXOR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2025-05-30): Received HOI policy with updated dwelling coverage which covers the loan amount and updated policy period covers the note date exception cleared. Buyer Comment (2025-05-29): Per lender : Rev HOI to reflect policy period Reviewer Comment (2025-05-21): Received HOI Policy with change in Coverage amount however Effective date showing XXXX which after closing date. Coverage must be cover the loan amount from closing date. Exception Remains. Buyer Comment (2025-05-20): HOI	05/30/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114872	XXXX	XXXX	Credit	Credit	Miscellaneous	Credit	A copy of Asset Verification Report is not on file.	Missing evidence of unfettered access to business acct# XXXX. The guidelines require the borrower to own XXXX% of the business.	Reviewer Comment (2025-05-09): Received updated 1003 without Business account # XXXX used for qualification. exception Cleared

Buyer Comment (2025-05-07): Per Lender: Revised final 1003 removing business account

Buyer Comment (2025-05-07): 1003

Reviewer Comment (2025-04-23): Received Updated 1003 however instead of removing Business account # XXXX Lender removed Personal Checking # XXXX. Require updated 1003 without Business Account # XXXX. Exception Remains.

Buyer Comment (2025-04-22): updated 1003

Reviewer Comment (2025-04-14): Provide updated 1003 without Business fund # XXXX. Exception Remains

Buyer Comment (2025-04-11): per lender : Does not appear as borrower requires any funds from the business account for this XXXX transaction. C/O can be used as reserves. Rather than CPA letter for access to an unneeded account would you allow seller to update 1003 removing business account?

Reviewer Comment (2025-04-08): Per Guideline "Business funds can be used for down payment and cash reserves if the borrower(s) own XXXX% of the business" Additionally no ownership document available. Borrower have Sufficient Balance in Personal Account and also have cash-out proceed  to meet reserve Requirement. Updated 1003 without Business asset can be accepted in lieu of Evidence of access requirement. Exception Remains

Buyer Comment (2025-04-07): Access letter on XXXX.
																				05/09/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114872	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	A credit report was not pulled for all members of the borrowing entity as required by guidelines.	Required XXXX most recent bank statements showing consecutive rental payments for subject property as per guidelines.	Reviewer Comment (2025-05-09): Received XXXX Statement confirm receipt of Payment from tenant, however Borrower cashout in Batch XXXX $XXXXwhich is more than $XXXX. Additionally Bank statement noted on average of XXXX to XXXX Batch Cashout of $XXXX from XXXX in month. Exception Cleared.

Buyer Comment (2025-05-07): LOE

Reviewer Comment (2025-04-23): Received XXXX statement confirm Receipt of Rent of $XXXX, however Guideline Require Borrower's/Guarantor Bank statement showing consecutive rental deposit. provided statement does not have $XXXX deposit for XXXX and XXXX  XXXX. Exception Remains.

Buyer Comment (2025-04-22): bank stmts and lease

Reviewer Comment (2025-04-08): Exception is for XXXX Most recent bank statements shows most recent bank statements showing consecutive rental payments for subject property as per guidelines. Exception Remains

Buyer Comment (2025-04-07): Is this exception for missing credit report of just the consecutive rental payments?
																				05/09/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114872	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	A summary review of all the documentation in the loan file casts doubt on the business purpose of the loan.	Provide updated mortgage histories of the subject property, primary residence and all financed properties for the following mortgage loans reflecting on credit report. XXXX#XXXX, XXXX#XXXX, XXXX#XXXX, XXXX#XXXX, XXXX#XXXX, XXXX#XXXX. Payment history must reflect XXXX in the most recent XXXX months including the month prior to closing.	Reviewer Comment (2025-05-30): Received Credit report with Primary mortgage verification till XXXX. Exception cleared.

Buyer Comment (2025-05-29): Per lender : revised supplement for correct mortgage (XXXX res)

Reviewer Comment (2025-05-16): Received Credit supplement however it shows Mortgage XXXX # XXXX Next payment due for XXXX. Require verification for XXXX payment. Exception Remains.

Buyer Comment (2025-05-15): Payment history for primary residence

Reviewer Comment (2025-04-23): Received XXXX Month payment history for subject property from XXXX till XXXX. however still missing XXXX payment for Primary housing mortgage XXXX #XXXX. Exception Remains.

Buyer Comment (2025-04-22): History

Reviewer Comment (2025-04-07): Updated: Supplement credit noted. Still missing proof of XXXXXXXX payment for XXXX residence mortgage #XXXXand missing subject loan being refinanced- XXXXmonth history to XXXX.

Buyer Comment (2025-04-07): Credit supplement with updated history on XXXX
																				05/30/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114861	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Require HOA document for the subject property. lender used $XXXX/monthly, appraiser shows $XXXX/year.	Reviewer Comment (2025-03-21): Received Updated PCCD with change in HOA amount. Exception Cleared

Buyer Comment (2025-03-20): PCCD

Reviewer Comment (2025-03-19): Received updated 1008/1003 with HOA amount $XXXX/Yearly or $XXXX/monthly however still missing PCCD with change in TIA amount to $XXXXinstead of $XXXX. Exception Remains.

Buyer Comment (2025-03-18): 1008

Buyer Comment (2025-03-18): 1003

Reviewer Comment (2025-03-13): HOA Statement Shows $XXXX/Yearly leads monthly amount of $XXXX which is not matching as per Final 1003/Final CD. Require updated 1003 and PCCD with change in HOA amount to $XXXXException Remains

Buyer Comment (2025-03-12): statements
																				03/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114861	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX Tenant occupied a current lease must be supported with XXXX most recent bank statements showing consecutive rental payments.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower has owned the subject property for at least XXXX years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	XXXX	SitusAMC,Aggregator SitusAMC SitusAMC	Reviewer Comment (2025-04-01): Investor accepts and approved to waive with compensating factors. Buyer Comment (2025-03-31): XXXX exception, approved. Reviewer Comment (2025-03-10): Kindly provide Bifurcation of Deposit Made on XXXX as it shows XXXX where as Lease amount is $XXXX. No Explanation for higher payment also deposit description does not confirm payment received from tenant XXXX same as XXXX rental payment. Exception remains. Buyer Comment (2025-03-10): Bank statement			04/01/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114861	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	DSCR Calculation Worksheet detailing the DSCR calculation not found at time of review	Reviewer Comment (2025-03-19): Received XXXX Calculation worksheet. Exception Cleared

Buyer Comment (2025-03-18): 1008

Reviewer Comment (2025-03-12): HOA amount used by lender on Final CD and Final 1003 as $XXXX/ monthly however verified HOA as per HOA statement received $XXXX/ XXXX= $XXXXmonthly and as per Appraisal report $XXXX/ XXXX= $XXXX monthly. so require corrected Document (Final CD and Final 1003)  as per HOA document in file. exception remains.

Buyer Comment (2025-03-12): per lender : the final CD has us using the incorrect HOA fee which they pointed out - so we adjusted the fee to $XXXX per year where is $XXXX per month thereby making the $XXXX (I dropped the XXXX cents since it did not impact the calculation).

Reviewer Comment (2025-03-10): Received 1008 with XXXX calculation, however PITIA is incorrect. As per Final1003/Final CD PITIA is $XXXX where Calculation shows $XXXX. Exception Remains.

Buyer Comment (2025-03-07): 1008
																				03/19/2025			1	C	A	C	A	C	A	C	A	D	A		XXX	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114861	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	The asset/income documentation does not show the borrower(s) at an address different than the subject property and thus casts doubt on the business purpose of the loan.		Asset statements provided shows subject property as borrower address.				Reviewer Comment (2025-03-13): Received LOX And Driving license confirming Borrower Current address is XXXX Exception Cleared Buyer Comment (2025-03-12): per lender: We provided a copy of the borrower's picture ID - the borrower previously used the address to receive her mail and just didn't update it, but her actual address on her license reflects her current address.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		D	B	D	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114879	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate is missing in file for subject property.				Reviewer Comment (2025-04-17): Noted. Flood Cert received and uploaded accordingly. Exception Cleared. Buyer Comment (2025-04-16): Flood Cert	04/17/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114879	XXXX	XXXX			Credit	Credit	Miscellaneous	Credit	A copy of Asset Verification Report is not on file.		Required XXXXmost recent bank statements showing consecutive rental payments. Per Correspondence, rent is paid in cash. Confirm lender exception is approved for downgrade consideration.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	XXXX	SitusAMC,Aggregator	Reviewer Comment (2025-04-17): Investor accepts and agrees to waive with compensating factors,. Buyer Comment (2025-04-16): see attached			04/17/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114881	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Prepayment calculation type does not meet program requirements. Note rider states PPP term XXXX Yr and PPP structure XXXX months interest where as rate lock reflects PPP term XXXX Yr and PPP structure Fixed XXXX%.	Reviewer Comment (2025-04-22): Cleared. This PPP is acceptable.

Buyer Comment (2025-04-22): Please re-review the provided LOE -  XXXX prior comment was incorrectly stated, the LOE confirms that it was always intended to be XXXX months interest penalty. Lock was incorrect and does not require updating, pricing will be updated through funding process.

Reviewer Comment (2025-04-22): Lender confirm XXXX Years with XXXX% Fixed,  however available Note Prepayment rider noted PPP structure of XXXX Years and term of  XXXX Months interest on the amount prepaid that exceeds XXXX% of the original Principal Balance. Exception Remains.

Buyer Comment (2025-04-18): Received confirmation of XXXX% fixed PPP - Please clear
																				04/22/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114878	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Loan Approval indicating the loan is DSCR is required				Reviewer Comment (2025-06-09): Received loan approval document confirmed loan is XXXX . Exception Cleared Buyer Comment (2025-06-06): loan approval Reviewer Comment (2025-06-02): Received XXXX calculation worksheet, however require Loan approval document which indicate loan is XXXX . exception Remains Buyer Comment (2025-05-30): XXXX	06/09/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114878	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		DSCR Calculation Worksheet is missing in file				Reviewer Comment (2025-05-30): Received XXXX calculation worksheet. Exception Cleared Buyer Comment (2025-05-28): XXXX worksheet	05/30/2025			1	C	A	C	A	C	A	C	A	D	A		XXX	Investment	Purchase		D	B	D	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114878	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report for both borrowers is missing in file.				Reviewer Comment (2025-05-27): Received Fraud Report for both Borrower. Exception Cleared Buyer Comment (2025-05-23): Fraud Report	05/27/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114878	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC report for both borrowers is missing in file.				Reviewer Comment (2025-05-27): Received OFAC for both borrower. Exception Cleared Buyer Comment (2025-05-22): OFAC in original file XXXX and XXXXPlease clear	05/27/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114878	XXXX	XXXX			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Source of Funds/Deposit for the Earnest money Deposit is missing in file.				Reviewer Comment (2025-06-09): Per Final 1003 and Final CD did not report EMD and source is not provided therefore excluded from asset qualification. still met the cash to close and reserve requirement. Exception Cleared Buyer Comment (2025-06-06): LOX Reviewer Comment (2025-06-02): Purchase contract noted $XXXXas down payment and Deposit receipt confirmed receipt of $XXXXas down payment, Additionally report noted subject property address. Exception Remains Buyer Comment (2025-05-30): source of funds	06/09/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114878	XXXX	XXXX			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than XXXX days prior to the note date.	-	Credit report in file is more than XXXXdays old prior to the Note date. Revised credit report is required for both borrowers (XXXX)				Reviewer Comment (2025-05-28): Credit report provided. Buyer Comment (2025-05-23): Updated Credit Rpt	05/28/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114878	XXXX	XXXX			Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Note grace period days less than minimum per state		Note grace period days less than minimum per state				Buyer Comment (2025-05-22): Acknowledged non material			05/22/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		D	B	D	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114878	XXXX	XXXX			Compliance	Compliance	State Compliance	State Late Charge	Note Error: Note late charge percentage exceeds maximum per state		Note late charge percentage exceeds maximum per state				Buyer Comment (2025-05-22): Acknowledged non material			05/22/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Purchase		D	B	D	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114878	XXXX	XXXX			Credit	Guideline	General	Guideline	XXXX does not meet guideline requirements.		As per guide, A letter of explanation is required to detail relevant real estate experience.				Reviewer Comment (2025-06-02): Received LOX with detail relevant real estate experience. Exception Cleared Buyer Comment (2025-05-30): lox	06/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114878	XXXX	XXXX			Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.		XXXX is missing the XXXX payment. XXXX is missing the XXXX payment. XXXX is missing theXXXX payment. XXXX is missing the XXXX payment. XXXX is missing the XXXX payment.				Reviewer Comment (2025-06-04): Received XXXX payment history verify XXXX payment. Exception Cleared. Buyer Comment (2025-06-03): Statement- XXXX Reviewer Comment (2025-06-02): Received All Properties Mortgage Verification till XXXX, however still missing for XXXX # XXXX. Exception Remains Buyer Comment (2025-05-30): Housing history	06/04/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Purchase		D	B	D	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114865	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.	Required Lease agreement for subject property with XXXXmost recent bank statements showing consecutive rental payments not found at time of review.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	SitusAMC	Reviewer Comment (2025-05-21): Lender exception provided.

Reviewer Comment (2025-05-20): Moving to XXXX

Buyer Comment (2025-05-19): Please note - investor approval uploaded is from XXXX - loan will be moving to XXXX

Buyer Comment (2025-05-19): investor exception approval

Reviewer Comment (2025-05-12): Disregarded, exception stands.

Buyer Comment (2025-05-09): Please ignore last submission of LOX

Buyer Comment (2025-05-08): U/W LOX

Reviewer Comment (2025-04-10): Since this refinance transaction. guidelines require to have current lease must be supported with XXXX most recent bank statements showing consecutive rental payments. Exception remains.

Buyer Comment (2025-04-10): Per Lender: The property is not rented - it is being listed for sale. There is no lease. can this be cleared?
																						05/21/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114865	XXXX	XXXX	Credit	Credit	Miscellaneous	Credit	Reverification of mortgage is inconsistent with original VOM	Need verification that XXXX XXXX payment to XXXX Home was paid within month due.	Reviewer Comment (2025-05-02): Received credit supplement for verification of mortgage for both XXXX XXXX& Heloc XXXX XXXXverified payment untill XXXX. exception cleared.

Buyer Comment (2025-05-01): creit spp topside

Reviewer Comment (2025-04-24): Received same Credit supplement for XXXX Bank # XXXX, however Require Verification of HELOC  XXXX# XXXX till XXXX. Exception Remains.

Buyer Comment (2025-04-23): credit supplement

Reviewer Comment (2025-04-18): Per Guideline XXXX requires a XXXX-month housing history on the subject property, primary residence and all additional financed properties. The housing history requirements for additional financed properties (properties other than the subject property and primary residence) are limited to properties with mortgages reflected on the credit report. All payment histories must reflect XXXX and A mortgage payment history from an institutional lender, including the month prior to closing, as verified through (i) credit bureau report reference for XXXXmonths or (XXXX) XXXX canceled checks. Since HELOC is reported in Credit it must be verified month prior to closing till XXXX.

Buyer Comment (2025-04-17): If we only need the housing history for the subject property per comment on XXXX, please explain why are we requiring proof of XXXX HELOC payment?

Reviewer Comment (2025-04-16): XXXX Recently Purchase and Interest collected in payoff amount from purchase date subject Property verification completed, however mortgage history are limited to Credit report. XXXX HELOC # XXXX Shows Next due for XXXX per Credit supplement. Require XXXX HELOC payment Verification. Exception Remains

Buyer Comment (2025-04-15): Please reviewed the HUD1 from purchase of XXXX property XXXX in file.  There is no payment history for subject property. The Note date for this transaction is XXXX. Please clear

Reviewer Comment (2025-04-14): We only need the housing history for the subject property. History is limited to what is reflected on the credit report.

Buyer Comment (2025-04-13): History is not required for XXXX. This property is not on the credit report . Per guides " The housing history requirements for additional financed properties (properties other than the subject property and primary residence) are limited to properties with mortgages reflected on the credit report.

Reviewer Comment (2025-04-11): Received XXXX Bank XXXX payment verification, however guideline Require a XXXX-month housing history on the XXXX property, primary residence and all additional financed properties.XXXX A/c # XXXX till XXXX and REO property XXXX mortgage XXXX # XXXXXXXXmonths history till XXXX is missing. Exception Remains.

Buyer Comment (2025-04-10): Credit Report
																				05/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114864	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	A business narrative is required from the borrower to describe the type of business and number of employees.				Reviewer Comment (2025-03-20): Received business narrative doc. exception cleared Buyer Comment (2025-03-20): Business Narrative	03/20/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114864	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud Report is missing in file.				Reviewer Comment (2025-02-25): Received Fraud report. exception cleared. Buyer Comment (2025-02-25): Fraud Report Reviewer Comment (2025-02-21): Disregarded. Fraud Report is missing Buyer Comment (2025-02-20): Please disregard comments XXXX XXXXpm. Buyer Comment (2025-02-20): Fraud report in file: DOC XXXX	02/25/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114864	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Loan Underwriting and Transmittal Summary is missing in file.				Reviewer Comment (2025-02-27): Received 1008. Exception Cleared Buyer Comment (2025-02-27): 1008	02/27/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114864	XXXX	XXXX			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		CPA Letter or underwriter cash flow analysis of the business balance sheet to confirm that the withdrawal will not negatively impact the business is missing in file. CPA letter available only provides the ownership percent of the business.				Reviewer Comment (2025-03-14): Received CPA letter confirming no negative impact for using business funds. Exception Cleared Buyer Comment (2025-03-13): CPA letter	03/14/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114864	XXXX	XXXX			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	XXXX Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within XXXX days of application.	Counseling Disclosure not provided to borrower at the time of application.				Reviewer Comment (2025-02-28): List of counselors provided. Buyer Comment (2025-02-26): List of counselors Buyer Comment (2025-02-26): Disclosure	02/28/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase	No obvious cure	C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114864	XXXX	XXXX			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)	XXXX Subprime Loan: Mortgage does not contain a legend stating that the subprime loan is subject to Section XXXX-m of the Banking Law.	Mortgage does not contain a legend stating that the subprime loan is subject to Section XXXX of the Banking Law.				Reviewer Comment (2025-02-26): Language provided on the top of the XXXX. Buyer Comment (2025-02-25): PLEASE SEE XXXX PAGE AT XXXX	02/26/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase	Provide the following: Letter of Explanation, corrected Mortgage (with required Legend), and proof of mailing. Best Practice would be to have signed and re-recorded Mortgage. (This will overwrite the existing Exception Remediation which reads: Provide the following: Corrected Mortgage (with required Legend), Letter of Explanation, and Proof of Delivery. Best Practice would be to have signed and re-recorded Mortgage.).	C	B	C	A	B	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114864	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	XXXX Subprime Home Loan Threshold Fixed Non-Compliant	XXXX Subprime Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is in excess of allowable threshold of Prime Mortgage Market Rate XXXX+ XXXX%, or XXXX%. Non-Compliant SubPrime Loan.	APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is in excess of allowable threshold of Prime Mortgage Market Rate XXXX+ XXXX%, or XXXX%. Non-Compliant SubPrime Loan.	Reviewer Comment (2025-03-03): Documentation provided. Cleared

Buyer Comment (2025-03-03): Please advise why the Loan Estimate is not sufficient to cover this requirement. I do not see a specific form or required state disclosure. Rule requirement:  Mandatory disclosure of taxes and insurance payments. With respect to a subprime home loan, the XXXX time a borrower is informed of the anticipated or actual periodic payment amount in connection with a XXXX-lien residential mortgage loan for a specific property, the lender or mortgage broker shall inform the borrower that an additional amount will be due for taxes and insurance and shall disclose to the borrower as soon as reasonably possible the approximate amount of the initial periodic payment for property taxes and hazard insurance.
																				03/03/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	A	B	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114864	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided)	XXXX Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on XXXXst lien, subprime loan.	Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.	Reviewer Comment (2025-03-03): Cleared. LE was used.

Buyer Comment (2025-03-03): Please advise why the Loan Estimate is not sufficient to cover this requirement. I do not see a specific form or required state disclosure. Rule requirement:  Mandatory disclosure of taxes and insurance payments. With respect to a subprime home loan, the XXXX time a borrower is informed of the anticipated or actual periodic payment amount in connection with a XXXX-lien residential mortgage loan for a specific property, the lender or mortgage broker shall inform the borrower that an additional amount will be due for taxes and insurance and shall disclose to the borrower as soon as reasonably possible the approximate amount of the initial periodic payment for property taxes and hazard insurance.
																				03/03/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase	No obvious cure	C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114864	XXXX	XXXX			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided)	Unable to test disclosure of taxes and insurance due to missing information.					Reviewer Comment (2025-03-03): Cleared. Documentation provided.	03/03/2025			1		A		A		A		A		A		XXX	Primary	Purchase	No obvious cure	C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114864	XXXX	XXXX			Compliance	Compliance	State Compliance	State HPML	XXXX Subprime Home Loan Threshold Fixed Compliant	XXXX Subprime Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is in excess of allowable threshold of Prime Mortgage Market Rate XXXX+ XXXX%, or XXXX%. Compliant SubPrime Loan.					Buyer Comment (2025-03-03): Loan is compliant			03/03/2025	2		B		B		B		B		B		XXX	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	A	B	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114859	XXXX	XXXX			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial 1003 not signed and dated by loan officer. required updated initial 1003.				Reviewer Comment (2025-02-26): Received initial 1003. exception cleared. Buyer Comment (2025-02-26): Initial application	02/26/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Second Home	Refinance - Rate/Term		C	A	C	A	B	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114859	XXXX	XXXX			Credit	Document Error	HOA	Document Error	HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.		Require supporting document to confirm the HOA payment of $XXXX/month on the subject property. appraisal report shows $XXXXannually.				Reviewer Comment (2025-02-28): Received PCCD with change in HOA amount per appraisal report. Exception Clear Buyer Comment (2025-02-28): Updated Final CD Reviewer Comment (2025-02-26): Received updated 1008/1003, require updated PCCD with change in HOA amount to $XXXX. TIA must be $XXXXwhere as Final CD noted $XXXX. Exception Remains Buyer Comment (2025-02-26): Lender's comment: UW made an error and considered a higher HOA payment then what is required. The correct HOA is actually lower than what brwr qualified with at $XXXX monthly. Please see updated 1003/1008 attached.	02/28/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Refinance - Rate/Term		C	A	C	A	B	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114859	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Require verification of business XXXX via CPA/Tax Preparer, regulatory agency, applicable licensing bureau or equivalent to verify that Borrowers must have been self-employed for at least XXXX years in the same business.				Reviewer Comment (2025-02-25): Received NMLS License copy confirm Borrower is in Business from last XXXX Years as it is Individual Mortgage Brokerage Firm. Exception Cleared. Buyer Comment (2025-02-24): NMLS	02/25/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Refinance - Rate/Term		C	A	C	A	B	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114860	XXXX	XXXX			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - XXXX% Points and Fees	XXXX 2014 XXXX% Points and Fees Test. Points and Fees on subject loan of XXXX% is in excess of the investor allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXXXvs. an investor allowable total of $XXXX(an overage of $XXXXor .XXXX%).					Buyer Comment (2025-02-26): Acknowledged as non-material.			02/26/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	C	A	B	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114860	XXXX	XXXX			Compliance	Compliance	State Compliance	State HPML	XXXX Subprime Home Loan Threshold Fixed Non-Compliant	XXXX Subprime Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is in excess of allowable threshold of Prime Mortgage Market Rate XXXX+ XXXX%, or XXXX%. Non-Compliant SubPrime Loan.					Reviewer Comment (2025-03-05): Cleared and replaced with a Miscellaneous XXXX Compliant XXXX Subprime Loan exception per client request. Reviewer Comment (2025-03-05): Loan meets all XXXX subprime requirements and is a XXXX subprime Compliant loan. Buyer Comment (2025-03-03): Please see uploaded counseling disclosure and comment with lender's explanation regarding date of issue.	03/05/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	A	B	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114860	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided within Three Days of Application)	XXXX Subprime Loan: Counseling Disclosure not provided to borrower within XXXX days of application.	XXXX Subprime Loan: Counseling Disclosure not provided to borrower within XXXX days of application.	Reviewer Comment (2025-03-05): Loan became XXXX Subprime on XXXX when loan was locked at XXXX%. XXXX Counseling Disclosure was provided timely on XXXX. Exception cleared.

Buyer Comment (2025-03-03): See attached disclosure provided on XXXX.  Please read the following Lender explanation as to the date provided:  "This is the same issue that XXXXcited and subsequently cleared in XXXX on our Loan No. XXXX-- XXXX. The reference number we have for XXXX for that loan is XXXX. The applicable statute (XXXXBanking Law XXXX-m) says that for loans priced above the XXXX Subprime Home Loan APR threshold, the lender must provide the borrower with a list of housing counselors within XXXX days of the application. In this case, at the time of application (XXXX XXXX, XXXX), the price was floating at XXXX%. The APR was XXXX% As you can see on page XXXX of the opening compliance report, this was below the threshold of XXXX%. Accordingly, we weren't obliged to provide the disclosure at the time. About XXXX weeks later, on January XXXX, XXXX, we locked at XXXX%. The APR was now XXXX%. As you can see from the compliance report run at time of lock, the price was now above the threshold of XXXX%. Therefore, we provided the borrower with the list of counselors on XXXX XXXX-- within XXXX days of locking. The loan closed on XXXXXXXX- more than XXXX month later. The borrower had ample time to seek counseling. As was the case with the aforementioned XXXX loan, you've suspended purchase because we failed to provide the counseling list within XXXX days of the initial application. But that was impossible because the loan was passing the test at the time. The intent of the statute (and the language that XXXX uses in its parallel high cost reg - XXXX Banking Law XXXX-L) is "within XXXX days after determining that the loan is a high-cost home loan". We complied with that. Thank you."
																				03/05/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Purchase	No obvious cure	C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114860	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Primary ResidenceXXXX. is missing the XXXXst lien housing history of $XXXXfor XXXX				Reviewer Comment (2025-03-06): Received XXXX payment verification. Exception cleared Buyer Comment (2025-03-05): XXXX Reviewer Comment (2025-02-28): Received XXXX months housing till XXXX require XXXX payment verification as guideline require Verification including the month prior to closing. Exception remains Buyer Comment (2025-02-27): XXXX payments	03/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114860	XXXX	XXXX			Compliance	Compliance	Miscellaneous Compliance	Compliance	Miscellaneous Compliance: Non-Material Compliance Exception:		XXXX Subprime Home Loan Threshold Fixed Compliant - APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is in excess of allowable threshold of Prime Mortgage Market Rate XXXX+ XXXX%, or XXXX%. Compliant Subprime Loan.				Buyer Comment (2025-03-06): Acknowledged - Compliant XXXX HMPL.			03/06/2025	2		B		B		B		B		B		XXX	Primary	Purchase		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114870	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1084 or income worksheet is missing.				Reviewer Comment (2025-03-11): Received income Worksheet. Exception cleared Buyer Comment (2025-03-10): income worksheet Reviewer Comment (2025-03-06): Received Income calculation worksheet, however Figures are illegible to view. Provide Clear Copy of Income calculation worksheet. Exception Remains Buyer Comment (2025-03-05): XXXX	03/11/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114870	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2025-03-14): Updated designation to NonQM. Cleared. Buyer Comment (2025-03-14): Program is Non-QM please advise.	03/14/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114870	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM (APOR) Threshold Fail	Qualified Mortgage: QM APR on subject loan of XXXX is equal to or greater than the threshold of XXXX%.	Qualified Mortgage: QM APR on subject loan of XXXX% is equal to or greater than the threshold of XXXX%				Reviewer Comment (2025-03-14): Updated designation to NonQM. Cleared. Buyer Comment (2025-03-14): Program is Non-QM please advise.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Second Home	Purchase		C	A	C	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114866	XXXX	XXXX	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal	CDA Appraisal value effective date XXXX and date of report XXXX does not match with Primary appraisal effective date XXXX and report date of XXXX	Reviewer Comment (2025-03-26): Received CDA with effective date XXXX with LOE for changes from appraiser stating it was changed unknowingly. exception cleared.

Buyer Comment (2025-03-26): LOX

Buyer Comment (2025-03-25): appraisal

Reviewer Comment (2025-03-20): Received CDA with Effective date XXXX, however Require clarification from appraiser for prepared XXXX appraisal in same month with same Market value, however Effective date of both appraisal are different. one with XXXX  and other is XXXX. Exception Remains

Buyer Comment (2025-03-19): CDA

Reviewer Comment (2025-03-12): Require effective date should be updated for Secondary Valuation (CDA) as XXXX. exception remains.

Buyer Comment (2025-03-12): appraisal date XXXX
																				03/26/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	A	A	A	A	C	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114863	XXXX	XXXX			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Business funds are used for closing and reserves, as per guide, Letter from the accountant for the business (XXXX) or cash flow analysis to confirm that the withdrawal will not negatively impact the business is required.				Reviewer Comment (2025-03-19): Noted. Receipt CPA letter confirming withdrawal of funds with not impact the business. Exception Cleared. Buyer Comment (2025-03-18): revised cpa Reviewer Comment (2025-03-17): Noted. Received CPA letter however Letter does not confirm the name of the business as XXXX from which the withdrawal of funds will not negatively impact the business. Exception Remains. Buyer Comment (2025-03-15): CPA Letter	03/19/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114863	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX.%. Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX%.exceeds tolerance of $XXXX%.. Sufficient or excess cure was provided to the borrower at Closing.	XXXX Percent Tolerance Violation for Credit report fee With Sufficient Cure Provided At Closing				Reviewer Comment (2025-03-05): Sufficient Cure Provided At Closing		03/05/2025		1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114863	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	As per Guide & Overlays, for XXXX Properties Purchase transaction Maximum allowable LTV is XXXX%	The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-03-21): Investor accepts and agrees to waive with compensating factors. Buyer Comment (2025-03-21): Exception for LTV @XXXX%			03/21/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114868	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Business Narrative is missing in file, required per guidelines.				Reviewer Comment (2025-04-03): Received Business narrative. Exception Cleared Buyer Comment (2025-04-03): BUSINESS NARRATIVE FORM	04/03/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114868	XXXX	XXXX			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud report is missing in file.				Reviewer Comment (2025-03-27): Received Fraud Report. Exception cleared Buyer Comment (2025-03-26): Fraud	03/27/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114868	XXXX	XXXX			Credit	Credit	Miscellaneous	Credit	A copy of Asset Verification Report is not on file.		Borrower must have held title for a minimum ofXXXX.%. months from closing date. Co-Borrower main source of income used to qualify but has no vested interest in the property.				Reviewer Comment (2025-03-28): Per XXXX gls only one borrower must occupy and take title to the property. Per the title the borrower has met the XXXX month requirement. Buyer Comment (2025-03-28): Occupancy	03/28/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114868	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Approval is missing in file.				Reviewer Comment (2025-03-27): Received Approval Document. Exception Cleared Buyer Comment (2025-03-26): Approval	03/27/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114868	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Loan Underwriting and Transmittal Summary (1008) / MCAW is missing in file.				Reviewer Comment (2025-03-28): Received Corrected 1008. Exception Cleared Buyer Comment (2025-03-28): Updated 1008 Reviewer Comment (2025-03-27): Received 1008 which shows Subject Transaction is XXXX due to delayed financing, however as per Guideline Delayed Financing Property must purchased within XXXX days of application date of XXXX. which does not match as Property purchased on XXXX which is more than XXXX days of application date. Additionally. As per Approval document it is XXXX Refinance Transaction. Updated 1008 require. Exception remains Buyer Comment (2025-03-26): 1008	03/28/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114868	XXXX	XXXX			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - XXXX% Points and Fees	XXXX Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan of XXXX% is in excess of the investor allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXXXvs. an investor allowable total of $XXXX(an overage of $XXXXor .XXXX%).	Points and Fees on subject loan of XXXX% is in excess of the investor allowable maximum of XXXX% of the Federal Total Loan Amount.				Buyer Comment (2025-03-25): Acknowledged non material			03/25/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	C	A	B	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114882	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within XXXX (XXXX) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	TRID Initial Loan Estimate Timing Electronically not provided.				Reviewer Comment (2025-04-02): XXXX received earliest e-consent dated XXXX Buyer Comment (2025-03-31): Disclosure tracking	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	A	A	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114882	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXXPercent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing.				Reviewer Comment (2025-03-18): Sufficient Cure Provided At Closing		03/18/2025		1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114867	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee disclosed as $XXXX on Initial LE and $XXXXon Final CD. File does not contain a valid COC for this fee, evidence of cure provided in file is $XXXXon Final CD. File does not contain a valid COC for this fee.				Reviewer Comment (2025-03-19): Sufficient Cure Provided At Closing		03/19/2025		1	A	A	A	A	A	A	A	A	A	A		XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	A	A	B	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114867	XXXX	XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates or a signed waiver				Reviewer Comment (2025-03-26): Received appraisal report and appraisal delivery report. exception cleared. Buyer Comment (2025-03-24): Appraisal report	03/26/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114876	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Incorrect 1008 and loan approval in file. Loan amount and appraisal value mismatch with note and appraisal report. Change of Circumstance issued for change of loan amount from $XXXXto $XXXX, appraisal value updated to $XXXX. Need updated and corrected 1008 to reflect closed loan amount.				Reviewer Comment (2025-03-31): Received updated 1008 matching with loan terms. Exception Cleared Buyer Comment (2025-03-28): 1008	03/31/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114871	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Require Free & Clear documentation for REO property XXXX, XXXX, & XXXX				Reviewer Comment (2025-04-01): Received Commercial Note Confirmed Business Obligated Combined Mortgage for XXXX, XXXX, & XXXX. Exception Cleared Buyer Comment (2025-04-01): XXXX Buyer Comment (2025-04-01): Property Detail Report XXXX Buyer Comment (2025-04-01): LOE	04/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114871	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Required verification for REO property XXXX to confirm mortgage is paid by XXXX and borrower is not obligated. If not, then P&I should be considered in DTI calculation.				Reviewer Comment (2025-04-01): Received Commercial Note Confirmed Business Obligated Combined Mortgage for XXXX, XXXX, & XXXX. Exception Cleared Buyer Comment (2025-04-01): Commercial property note Buyer Comment (2025-04-01): see LOE	04/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114871	XXXX	XXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Required updated 1008 with corrected loan amount.				Reviewer Comment (2025-04-01): Received 1008 with Corrected Loan amount and Interest rate. Exception Cleared	04/01/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114871	XXXX	XXXX			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - XXXX% Points and Fees	Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan of XXXX% is in excess of the investor allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXXXvs. an investor allowable total of $XXXX(an overage of $XXXXor XXXX%).	Points and Fees on subject loan of XXXX% is in excess of the investor allowable maximum of XXXX% of the Federal Total Loan Amount.				Buyer Comment (2025-03-26): Acknowledged non material			03/26/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Refinance - Cash-out - Other	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	C	A	B	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114874	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Zero Percent Tolerance Violation for credit report with insufficient cure provided.				Reviewer Comment (2025-04-02): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114874	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Title - Title Update. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Title Update Fee was disclosed as $XXXXon Initial LE and $XXXXon Final CD. File does not contain a valid COC for this fee, Insufficient or no cure was provided to the borrower	Reviewer Comment (2025-04-02): Upon further review consumer within XXXX% tolerance requirements.

Buyer Comment (2025-04-01): Please re-review - There should be unlimited tolerance for this fee. XXXX is neither an affiliate nor identified on the SSPL as the lender's provider.  The borrower shopped for this service and chose their own provider, therefore no tolerance applies. Please clear.    - Per Lender: "The title update fee is payable to the title company. Also, Aggregate fees in Section XXXX went from $XXXX on the Revised Initial LE to $XXXX. The fact that the Title Update fee increased is irrelevant."
																				04/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114874	XXXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-02): Sufficient Cure Provided At Closing		04/02/2025		1		A		A		A		A		A		XXX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114880	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Final 1003 Noted REO Farm Land XXXX, without any property expenses. Vacant land subject to Tax Obligation, however no document provided, Additionally require evidence property being Free and clear.	Reviewer Comment (2025-04-10): noted lender confirmation Property is not land its Mineral right and provided Tax cert support the same with Tax amount. Exception Cleared

Buyer Comment (2025-04-09): per lender: These are mineral rights, not owned land. They probably shouldn't be in the REO on the application but since there were tax cards, the processor felt they should be entered. We do not know how to provide "evidence" they are free and clear. We have a credit report and a fraud report which searches public records and filed liens and there is no evidence of additional debt.. Please advise what would clear this.

Reviewer Comment (2025-04-07): Received Vacant Land Tax document confirmed no tax obligation however Evidence of Free and clear is missing. Exception Remains

Buyer Comment (2025-04-04): Per lender : tax cards for mineral properties
																				04/10/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114880	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Per Title Commitment Report Modification on Mortgage recorded on XXXX which within XXXX years of Application date of XXXX. A satisfactory letter of explanation for the event from the borrower is required along with supporting document as per Guideline	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-18): Investor accepts and agrees to waive with compensating factors.

Buyer Comment (2025-04-18): investor exception approval for less than XXXX years after mod

Reviewer Comment (2025-04-14): The guidelines state a satisfactory letter of explanation for the event from the borrower is required. We do not have that. Exception stands.

Buyer Comment (2025-04-11): per lender : previously uploaded loan modification document stated the mod was done to increase the loan amount. Per XXXX guidelines the LOE is required for derogatory event modifications and there is no evidence this modification was done due to the loan being stressed

Reviewer Comment (2025-04-09): Received Modification agreement however still missing  A satisfactory letter of explanation for the event from the borrower. Exception Remains

Buyer Comment (2025-04-09): noted on the modification the loan amount increased and it's a signed/notarized/recorded document

Buyer Comment (2025-04-08): modification
																						04/18/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114880	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Appraisal Desk Review Fee as $XXXXon Initial LE and $XXXXon Final CD. File does not contain a valid COC for this fee. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-04-16): XXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2025-04-15): Please re-check tracking - now shows delivered XXXX.  Please Note - tracking is XXXX# XXXX, not XXXX

Reviewer Comment (2025-04-11): XXXX received LOE to borrower, Copy of Refund Check, proof of mailing, Corrected CD. XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Buyer Comment (2025-04-10): LOE

Buyer Comment (2025-04-10): PCCD

Buyer Comment (2025-04-10): Refund check

Buyer Comment (2025-04-10): XXXXLabel

Reviewer Comment (2025-04-09): XXXX received rebuttal, however we also require valid COC specifying information on why the fee was added as COC only states locked loan. Please provide additional sufficient information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-04-08): Per Lender: " The COC is for when the loan was locked with XXXX. The fee was added because locking with the investor is when the fee became relevant. The fee became known about when the loan was locked with XXXX on XXXX, because it's a XXXX fee."

Reviewer Comment (2025-04-07): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on why the Appraisal Desk review fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-04-04): COC
																					04/16/2025		2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114880	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. H-9 Form must be used as lender is the same as originating lender.	Reviewer Comment (2025-04-10): Correct form provided.

Buyer Comment (2025-04-08): Per Lender: "The COC is for when the loan was locked with XXXX. The fee was added because locking with the investor is when the fee became relevant. The fee became known about when the loan was locked with XXXX on XXXX, because it's a XXXX guidelines require a desk review fee"

Buyer Comment (2025-04-08): Please re-review the confirmation of receipt - Re-opened XXXXis not required to be signed, so long as the expiration date is XXXX business days from verified receipt date.

Reviewer Comment (2025-04-08): Received updated XXXX form XXXX-XXXX, however it is not executed by Borrowers. Exception Remains

Buyer Comment (2025-04-07): Verification of borrower receipt on the XXXX

Buyer Comment (2025-04-07): Delivery email

Buyer Comment (2025-04-07): LOE and XXXX
																				04/10/2025			1	B	A	B	A	B	A	B	A	B	A		XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114884	XXXX	XXXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Per non-QM XXXX overlay, XXXX zoned property is limited to XXXX% max LTV. Zoning is XXXX per XXXX.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-21): Investor exception provided. Buyer Comment (2025-04-18): investor exception			04/21/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114884	XXXX	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Per non-QM XXXX overlay, XXXX zoned property is limited to XXXX% max LTV. Zoning is XXXX per XXXX.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-21): Investor exception provided. Buyer Comment (2025-04-18): investor exception			04/21/2025	2	C	B	C	B	C	B	C	B	C	B		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114884	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Per XXXX funds to $XXXX with no impact, creating insufficient reserves.	Reviewer Comment (2025-05-23): CPA letter provided.

Buyer Comment (2025-05-23): CPA letter

Reviewer Comment (2025-04-18): Received Business Asset cashflow analysis, however Balance sheet still require per Guideline "Business funds can be used for down payment and cash reserves if the borrower(s) own XXXX% of the business and requires a letter from the accountant of the business or an underwriter cash flow analysis of the business balance sheet to confirm that the withdrawal will not negatively impact the business." Exception Remains (Balance as of XXXX shows $XXXXwhere as CFA noted Business have sufficient liquidity while leaving $XXXX for Business expenses, therefore $XXXXdeducted from the balance and used $XXXX)

Buyer Comment (2025-04-18): Per Lender: updated CFA should clear this
																				05/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114884	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Water due to: Per XXXX funds to $XXXXwith no impact, creating insufficient	Reviewer Comment (2025-05-23): CPA letter provided

Reviewer Comment (2025-04-18): Received Business Asset cashflow analysis, however Balance sheet still require per Guideline "Business funds can be used for down payment and cash reserves if the borrower(s) own XXXX% of the business and requires a letter from the accountant of the business or an underwriter cash flow analysis of the business balance sheet to confirm that the withdrawal will not negatively impact the business." Exception Remains (Balance as of XXXX shows $XXXXwhere as CFA noted Business have sufficient liquidity while leaving $XXXXfor Business expenses, therefore $XXXXdeducted from the balance and used $XXXX)

Buyer Comment (2025-04-18): Per Lender: updated CFA should clear this
																				05/23/2025			1	B	A	C	A	B	A	C	A	B	A		XXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114884	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Water due to: Per XXXX funds to $XXXXwith no impact, creating insufficient	Reviewer Comment (2025-05-23): CPA letter provided

Reviewer Comment (2025-04-18): Received Business Asset cashflow analysis, however Balance sheet still require per Guideline "Business funds can be used for down payment and cash reserves if the borrower(s) own XXXX% of the business and requires a letter from the accountant of the business or an underwriter cash flow analysis of the business balance sheet to confirm that the withdrawal will not negatively impact the business." Exception Remains (Balance as of XXXX shows $XXXX where as CFA noted Business have sufficient liquidity while leaving $XXXXfor Business expenses, therefore $XXXXdeducted from the balance and used $XXXX)

Buyer Comment (2025-04-17): Liquidity test
																				05/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114884	XXXX	XXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Per XXXX limited XXXX funds to $XXXX with no impact, creating insufficient cash				Reviewer Comment (2025-05-23): CPA letter provided. Buyer Comment (2025-05-23): CPA letter	05/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase		C	B	C	B	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114877	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least XXXX business days prior to closing.	Earlier receipt of Closing Disclosure was not provided	Reviewer Comment (2025-04-24): XXXX received disclosure tracking for the XXXX CD.

Buyer Comment (2025-04-23): Attached is the screenshot, from the disclosure tracking field, showing that the Closing Disclosure is what was e-signed by the borrower.

Reviewer Comment (2025-04-17): XXXX Received Copy of CD dated XXXX along with Docusign document; however, Docusign document does not specify the list of documents sent. Provide list of documents sent with provided Docusign or provide evidence that borrower received the CD dated XXXX days prior to closing..

Buyer Comment (2025-04-16): Initial CD and tracking
																				04/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114877	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as $XXXXon Initial LE and $XXXXon Final CD. No valid COC or evidence of cure in file.	Reviewer Comment (2025-05-02): XXXX received corrected COC dated XXXX.

Buyer Comment (2025-05-01): COC attached - Per lender: "Attached is the updated COC. There was some confusion with the COC. I spoke with the XXXX and she said that the XXXXnd appraisal was required due to loan amount and program. The fee increase was due to the appraiser charging more due to size of property/complexity etc"

Reviewer Comment (2025-04-30): XXXX received COC for increase in fee due to higher loan amount, but the loan amount was already $XXXXfrom initial LE itself but fee was increased later. Please provide information as to what changed circumstance occurred (as defined under XXXX(e)(XXXX)(A)-(F) that resulted in an increase in closing costs.

Buyer Comment (2025-04-29): Updated COC

Reviewer Comment (2025-04-17): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on why the Appraisal fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-04-16): COC

Buyer Comment (2025-04-16): LE
																				05/02/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114883	XXXX	XXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: XXXX		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2025-04-22): Received CDA. Exception Cleared Buyer Comment (2025-04-21): CDA	04/22/2025			1	D	A	D	A	D	A	D	A	D	A		XXX	Primary	Purchase		D	B	A	A	C	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114883	XXXX	XXXX			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - XXXX% Points and Fees	Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan of XXXX% is in excess of the investor allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXXXvs. an investor allowable total of $XXXX(an overage of $XXXXor .XXXX%).	Provide/Confirm Bona fide points excluded for further testing				Buyer Comment (2025-04-10): Acknowledged as non-material			04/10/2025	2	B	B	B	B	B	B	B	B	B	B		XXX	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	D	B	A	A	C	B	D	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114883	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Transfer Tax was disclosed as $XXXXon Initial LE and $XXXXon Final CD. Evidence of cure not provided in file. Provided COC dated XXXX does not list valid reason for change of Transfer tax amount.	Reviewer Comment (2025-05-19): XXXX received sufficient information to confirm lender based initial disclosure on best information available, as per borrower and later became aware of new information to support updated cost

Reviewer Comment (2025-05-19): XXXX received email from title company & lender stating on XXXX  that borrower states transfer tax paid by seller & title company response that borrowerseller pays Deed portion of doc tax stamp and borrower pays mortgage part of doc tax stamp.  Sales contract that lender would have had at the initial application on XXXX for loan application does not reflect that seller would pay borrower's portion of transfer taxes as required in state of XXXX and is typical buyer paid on the mortgage portion.  Lender typically would disclose fees as per the documentation for worse case or further verify prior to disclosure of the initial LE.  As provided unable to determine that lender was provided at initial application documentation that would support the lower borrower paid portion of that transfer tax.  Please provide that information to support the initial LE transfer tax amount.

Buyer Comment (2025-05-15): XXXX email from title notifying Lender of change

Reviewer Comment (2025-05-12): XXXX received rebuttal. The information provided on COC is not sufficient as the reason "relaying on title" for  increase in transfer tax alone is not valid. The information regarding the paid to party for transfer tax is generally relay of purchase contract but from the contract available in file it is unclear when contract was received to lender or title or is there any other information received that was unknown at the time of initial LE and received later to lender/title that resulted in increase in transfer taxes. Please provide more information in order to validate the reason provided on COC or cure is required.

Buyer Comment (2025-05-08): Please re-review - the COC reflects a "Change date" of XXXX, it also states "Title relayed" - please advise what additional information is needed from the Lender. The COC already contains the information that the XXXX comment below says is missing.

Reviewer Comment (2025-05-08): XXXX received COC dated XXXX, but it does not give sufficient information on when the new information was received and the source of information was from title or purchase contract.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware that the transfer tax has to be split.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-05-06): COC

Reviewer Comment (2025-04-28): XXXX received Changed Circumstance datedXXXX, but it does not give sufficient information on what impacts why the transfer taxes was increased. Also, the fee was not tied with Rate locked. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-04-25): LE

Buyer Comment (2025-04-25): COC

Reviewer Comment (2025-04-22): XXXX received LOX stating,"Transfer tax on initial LE $XXXX then increased $XXXX and again on Final CD it reduced $XXXX". which is inaccurate. Since the Transfer tax increased from $XXXX to $XXXXfrom revised LE dated XXXX and there is no valid COC for the fee increased and it remained $XXXX on Final CD. Therefore, we would require a valid COC for the fee increased on LE dated XXXX or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2025-04-21): Lender response
																				05/19/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	C	B	D	A	XXX	XXX	Yes
XXXX	XXXX	XXXX	XXXX	4350114883	XXXX	XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Document business is active and operating either no more than XXXXbusiness days prior to the Note Date, or after the Note Date but prior to XXXXpurchase. Document utilizing one of the following - XXXX) Evidence of current work. XXXX) Evidence of current business receipts. XXXX) Business website demonstrating activity supporting current business operations.				Reviewer Comment (2025-04-22): Received Business invoices and CPA letter already there to confirm Business is still active. Exception Cleared Buyer Comment (2025-04-21): Income business LOE with business invoices	04/22/2025			1		A		A		A		A		A		XXX	Primary	Purchase		D	B	A	A	C	B	D	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114875	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Required Insurance document for REO property XXXX				Reviewer Comment (2025-05-06): Received Insurance verification for REO property XXXX along with Tax cert. Exception Cleared Buyer Comment (2025-05-05): HOI	05/06/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114875	XXXX	XXXX			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Required XXXX consecutive month bank statement for XXXXBank #XXXX.				Reviewer Comment (2025-05-12): Received XXXXnd month Bank statement for account # XXXX. Exception Cleared Buyer Comment (2025-05-08): XXXX Statement	05/12/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114875	XXXX	XXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Business narrative is required from the borrower to describe the type of business and number of employees & Required CPA letter to verify the expense ratio.				Reviewer Comment (2025-05-21): Operating agreement and business narrative provided. Buyer Comment (2025-05-21): Operating Agreement Reviewer Comment (2025-05-12): Business narrative received from borrower business nature and number of employee. however unable to verify Borrower Ownership The ownership percentage must be verified via a CPA/Tax Preparer, Operating Agreement or equivalent. Exception Remains Buyer Comment (2025-05-08): Lender's comment: here is an email from the borrower lining out the number of employees there are in the business.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114875	XXXX	XXXX			Credit	Credit	Miscellaneous	Credit	A copy of Asset Verification Report is not on file.		Loan modification of document no. XXXX in the amount of $XXXXdatedXXXX . Loan is ineligible due to a minimum of XXXXyears required to have elapsed. Letter of explanation missing. Exception is required due to modification less than XXXX years.				Reviewer Comment (2025-05-21): Borrower LOX provided Buyer Comment (2025-05-21): Letter from borrower Reviewer Comment (2025-05-06): Received LOX from lender regarding explanation for Modification. However as per guide, A satisfactory letter of explanation for the event from the borrower is required. Exception Remains Buyer Comment (2025-05-05): LOX	05/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	XXX	XXX	No
XXXX	XXXX	XXXX	XXXX	4350114875	XXXX	XXXX			Credit	Credit	Miscellaneous	Credit	A copy of Asset Verification Report is not on file.		Unfinished pool house is shown in appraisal report images. Require completion inspection XXXX.	Borrower has verified disposable income of at least $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The refinance has decreased the borrower's monthly debt payments by XXXX% or more. The representative FICO score exceeds the guideline minimum by at least XXXX points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-05-21): No value was given to the pool house. cleared Buyer Comment (2025-05-08): Lender's response: Appraisal is "as is" future pool/ pool house was not used in value as per the appraisal	05/21/2025			1	C	A	C	A	C	A	C	A	C	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	XXX	XXX	No